UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: July 31

Registrant is making a filing for 7 of its series:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS

Semi-Annual Report
July 31, 2021
Government Money Market Funds
■	Wells Fargo 100% Treasury Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo 100% Treasury Money Market Fund for the six-month period that ended July 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.19%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.13%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a -2.76% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.21%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -1.97%, the Bloomberg Municipal Bond Index,6 returned 1.25%, and the ICE BofA U.S. High Yield Index,7 gained 3.68%.
Vaccination rollout drove the stock markets to new highs.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, information technology, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they are operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes are up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and U.K. had been most successful in terms of the vaccine rollout, even in markets where the vaccine lagged, such as in the eurozone and Japan, equity indexes in many of those countries had also been in positive territory for the year.
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed) Board, which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Government Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (WFTXX)	11-8-1999	0.01	0.67	0.34	0.61	0.60
Administrator Class (WTRXX)	6-30-2010	0.01	0.88	0.44	0.34	0.30
Institutional Class (WOTXX)[3]	10-31-2014	0.01	0.96	0.49	0.22	0.20
Service Class (NWTXX)	12-3-1990	0.01	0.75	0.37	0.51	0.50

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.

Yield summary (%) as of July 31, 2021
	Class A	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01

[1]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been -0.51%, -0.27%, -0.17% and -0.38% for Class A, Administrator Class, Institutional Class and Service Class, respectively.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Money Market Funds  |  7

Performance highlights (unaudited)
Portfolio composition as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.
Weighted average maturity as of July 31, 2021[1]
45 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2021[1]
97 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Government Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2021 to July 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2021	Ending account value 7-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Service Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 97.52%
U.S. Cash Management Bill ☼	0.01%	8-3-2021	$ 814,110,000	$ 814,109,151
U.S. Cash Management Bill ☼	0.02	8-10-2021	781,070,000	781,064,655
U.S. Cash Management Bill ☼	0.02	8-17-2021	570,000,000	569,989,347
U.S. Cash Management Bill ☼	0.02	8-24-2021	485,000,000	484,987,805
U.S. Cash Management Bill ☼	0.02	8-31-2021	1,243,570,000	1,243,528,536
U.S. Cash Management Bill ☼	0.03	10-5-2021	100,000,000	99,995,111
U.S. Cash Management Bill ☼	0.03	10-12-2021	100,000,000	99,993,492
U.S. Cash Management Bill ☼	0.03	10-19-2021	100,000,000	99,992,850
U.S. Cash Management Bill ☼	0.05	10-26-2021	100,000,000	99,988,194
U.S. Cash Management Bill ☼	0.05	11-9-2021	50,000,000	49,993,125
U.S. Cash Management Bill ☼	0.05	11-16-2021	50,000,000	49,992,639
U.S. Cash Management Bill ☼	0.05	11-23-2021	50,000,000	49,992,153
U.S. Cash Management Bill ☼%%	0.05	11-30-2021	50,000,000	49,991,736
U.S. Treasury Bill ☼	0.01	8-19-2021	500,000,000	499,996,080
U.S. Treasury Bill ☼	0.02	8-26-2021	870,150,000	870,134,375
U.S. Treasury Bill ☼	0.02	9-7-2021	672,960,000	672,931,363
U.S. Treasury Bill ☼	0.02	9-9-2021	380,000,000	379,990,342
U.S. Treasury Bill ☼	0.02	9-14-2021	280,000,000	279,987,721
U.S. Treasury Bill ☼	0.02	9-21-2021	300,000,000	299,985,973
U.S. Treasury Bill ☼	0.02	9-28-2021	100,000,000	99,997,071
U.S. Treasury Bill ☼##	0.03	8-5-2021	510,060,000	510,059,134
U.S. Treasury Bill ☼	0.03	8-12-2021	490,000,000	489,997,401
U.S. Treasury Bill ☼	0.03	9-2-2021	830,000,000	829,976,905
U.S. Treasury Bill ☼	0.03	9-16-2021	505,000,000	504,981,594
U.S. Treasury Bill ☼	0.04	12-16-2021	50,000,000	49,992,444
U.S. Treasury Bill ☼	0.05	9-23-2021	485,000,000	484,966,724
U.S. Treasury Bill ☼	0.05	9-30-2021	200,000,000	199,984,267
U.S. Treasury Bill ☼	0.05	10-14-2021	500,000,000	499,949,306
U.S. Treasury Bill ☼	0.05	10-21-2021	500,000,000	499,944,444
U.S. Treasury Bill ☼	0.05	10-28-2021	500,000,000	499,939,583
U.S. Treasury Bill ☼	0.07	1-27-2022	20,000,000	19,990,952
U.S. Treasury Bill ☼	0.10	12-23-2021	100,000,000	99,976,167
U.S. Treasury Bill ☼	0.11	12-30-2021	90,000,000	89,959,480
U.S. Treasury Bill ☼	0.12	12-2-2021	50,000,000	49,980,344
U.S. Treasury Bill ☼	0.14	10-7-2021	420,000,000	419,958,291
U.S. Treasury Bill ☼	0.14	11-4-2021	85,000,000	84,968,928
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	0.08	4-30-2023	360,000,000	360,018,361
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	0.10	1-31-2023	170,000,000	170,017,006
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.11	7-31-2022	210,000,000	209,995,163
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.11	10-31-2022	400,000,000	399,990,282
U.S. Treasury Note	0.13	5-31-2022	17,000,000	17,005,458
U.S. Treasury Note	0.13	6-30-2022	18,000,000	18,005,527
U.S. Treasury Note	0.13	7-31-2022	120,000,000	120,034,036
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	0.16	4-30-2022	738,000,000	738,060,314
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.15%) ±	0.20	1-31-2022	365,000,000	364,942,717
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.30%) ±	0.35	10-31-2021	310,000,000	310,034,259
U.S. Treasury Note	1.13	8-31-2021	125,000,000	125,105,818
U.S. Treasury Note	1.13	2-28-2022	50,000,000	50,297,279
The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note		1.50%	8-31-2021	$ 20,000,000	$ 20,021,548
U.S. Treasury Note		1.50	1-31-2022	90,000,000	90,630,088
U.S. Treasury Note		1.75	11-30-2021	80,000,000	80,434,724
U.S. Treasury Note		1.75	7-15-2022	30,000,000	30,473,009
U.S. Treasury Note		1.88	11-30-2021	40,000,000	40,233,153
U.S. Treasury Note		1.88	4-30-2022	30,000,000	30,399,265
U.S. Treasury Note		1.88	7-31-2022	50,000,000	50,884,168
U.S. Treasury Note		2.00	8-31-2021	48,000,000	48,072,489
U.S. Treasury Note		2.00	11-15-2021	30,000,000	30,163,818
U.S. Treasury Note		2.13	9-30-2021	85,000,000	85,274,006
U.S. Treasury Note		2.13	5-15-2022	20,000,000	20,321,952
U.S. Treasury Note		2.38	3-15-2022	70,000,000	70,982,734
U.S. Treasury Note		2.50	1-15-2022	20,000,000	20,217,320
U.S. Treasury Note		2.50	2-15-2022	70,000,000	70,907,936
U.S. Treasury Note		2.88	11-15-2021	100,000,000	100,796,334
Total U.S. Treasury securities (Cost $16,604,586,447)					16,604,586,447
Total investments in securities (Cost $16,604,586,447)	97.52%				16,604,586,447
Other assets and liabilities, net	2.48				421,820,268
Total net assets	100.00%				$17,026,406,715

##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Statement of assets and liabilities—July 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 16,604,586,447
Cash	2,794
Receivable for investments sold	1,259,442,619
Receivable for Fund shares sold	8,063,827
Receivable for interest	7,477,958
Receivable from manager	749,364
Prepaid expenses and other assets	799,138
Total assets	17,881,122,147
Liabilities
Payable for investments purchased	799,973,245
Payable for when-issued transactions	49,991,736
Payable for Fund shares redeemed	3,305,677
Administration fees payable	1,370,384
Dividends payable	74,390
Total liabilities	854,715,432
Total net assets	$17,026,406,715
Net assets consist of
Paid-in capital	$ 17,026,299,358
Total distributable earnings	107,357
Total net assets	$17,026,406,715
Computation of net asset value per share
Net assets – Class A	$ 52,896,262
Shares outstanding – Class A1	52,894,056
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 442,444,211
Shares outstanding – Administrator Class[1]	442,424,139
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 10,746,309,390
Shares outstanding – Institutional Class[1]	10,745,887,666
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$ 5,784,756,852
Shares outstanding – Service Class[1]	5,784,583,045
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2021 (unaudited)

Investment income
Interest	$ 6,029,546
Expenses
Management fee	12,202,018
Administration fees
Class A	125,631
Administrator Class	252,497
Institutional Class	4,543,153
Service Class	3,173,661
Sweep Class	56,680 [1]
Shareholder servicing fees
Class A	34,926
Administrator Class	190,953
Service Class	2,263,498
Sweep Class	352,944 [1]
Distribution fee
Sweep Class	(274,442) [1]
Custody and accounting fees	253,269
Professional fees	31,193
Registration fees	105,915
Shareholder report expenses	24,066
Trustees’ fees and expenses	9,610
Other fees and expenses	90,571
Total expenses	23,436,143
Less: Fee waivers and/or expense reimbursements
Fund-level	(13,227,677)
Class A	(118,444)
Administrator Class	(279,074)
Institutional Class	(906,789)
Service Class	(3,768,839)
Net expenses	5,135,320
Net investment income	894,226
Net realized gains on investments	35,809
Net increase in net assets resulting from operations	$ 930,035
[1]	For the period from February 1, 2021 to April 26, 2021. Effective at the close of business on April 26, 2021, Sweep Class shares were liquidated and the class was subsequently closed.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Statement of changes in net assets

	Six months ended July 31, 2021 (unaudited)		Year ended January 31, 2021
Operations
Net investment income		$ 894,226		$ 29,093,012
Net realized gains on investments		35,809		159,636
Net increase in net assets resulting from operations		930,035		29,252,648
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,795)		(473,676)
Administrator Class		(25,249)		(1,039,690)
Institutional Class		(567,874)		(21,057,299)
Service Class		(264,463)		(6,608,812)
Sweep Class		(30,845) [1]		(614,373)
Total distributions to shareholders		(894,226)		(29,793,850)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	106,786,590	106,786,590	879,783,683	879,783,683
Administrator Class	1,090,031,328	1,090,031,328	1,892,103,152	1,892,103,152
Institutional Class	16,646,114,113	16,646,114,113	42,133,377,022	42,133,377,022
Service Class	12,913,754,424	12,913,754,424	22,226,504,129	22,226,504,129
Sweep Class	1,687,760,994 [1]	1,687,760,994 [1]	7,128,257,353	7,128,257,353
		32,444,447,449		74,260,025,339
Reinvestment of distributions
Class A	5,699	5,699	497,162	497,162
Administrator Class	16,547	16,547	828,749	828,749
Institutional Class	328,612	328,612	12,824,015	12,824,015
Service Class	90,964	90,964	2,348,163	2,348,163
Sweep Class	24,216 [1]	24,216 [1]	638,970	638,970
		466,038		17,137,059
Payment for shares redeemed
Class A	(256,890,054)	(256,890,054)	(1,145,613,117)	(1,145,613,117)
Administrator Class	(1,141,283,123)	(1,141,283,123)	(1,953,668,446)	(1,953,668,446)
Institutional Class	(18,221,354,331)	(18,221,354,331)	(37,389,255,328)	(37,389,255,328)
Service Class	(12,354,860,303)	(12,354,860,303)	(21,233,428,405)	(21,233,428,405)
Sweep Class	(2,509,539,856) [1]	(2,509,539,856) [1]	(6,849,965,760)	(6,849,965,760)
		(34,483,927,667)		(68,571,931,056)
Net increase (decrease) in net assets resulting from capital share transactions		(2,039,014,180)		5,705,231,342
Total increase (decrease) in net assets		(2,038,978,371)		5,704,690,140
Net assets
Beginning of period		19,065,385,086		13,360,694,946
End of period		$ 17,026,406,715		$ 19,065,385,086
[1]	For the period from February 1, 2021 to April 26, 2021. Effective at the close of business on April 26, 2021, Sweep Class shares were liquidated and the class was subsequently closed.
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.14%	1.54%	1.35%	0.32%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.61%	0.63%	0.71%	0.79%	0.79%
Net expenses	0.07% *	0.31% *	0.60%	0.62%	0.64%	0.36%
Net investment income	0.01%	0.15%	1.49%	1.35%	0.31%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$52,896	$202,999	$468,360	$384,013	$291,246	$363,639

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.36%
Year ended January 31, 2021	0.29%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.20%	1.84%	1.67%	0.67%	0.07%
Ratios to average net assets (annualized)
Gross expenses	0.32%	0.34%	0.36%	0.44%	0.52%	0.52%
Net expenses	0.06% *	0.22% *	0.30%	0.30%	0.30%	0.30%
Net investment income	0.01%	0.19%	1.85%	1.63%	0.65%	0.06%
Supplemental data
Net assets, end of period (000s omitted)	$442,444	$493,677	$554,447	$692,247	$914,471	$1,226,947

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.24%
Year ended January 31, 2021	0.08%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.24%	1.95%	1.77%	0.77%	0.17%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.24%	0.31%	0.40%	0.40%
Net expenses	0.06% *	0.18% *	0.20%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.17%	1.92%	1.79%	0.78%	0.18%
Supplemental data
Net assets, end of period (000s omitted)	$10,746,309	$12,321,170	$7,564,485	$7,296,690	$4,700,731	$3,566,678

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00) [2]	(0.00) [2]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.15%	1.64%	1.46%	0.46%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.51%	0.53%	0.61%	0.69%	0.69%
Net expenses	0.06% *	0.25% *	0.50%	0.50%	0.50%	0.36%
Net investment income	0.01%	0.12%	1.58%	1.45%	0.45%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$5,784,757	$5,225,755	$4,230,537	$2,796,397	$2,945,498	$3,337,172

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.29%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a Special Meeting of Shareholders expected to be held on October 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

Government Money Market Funds  |  19

Notes to financial statements (unaudited)
and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
U.S. Treasury securities	$0	$16,604,586,447	$0	$16,604,586,447
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.

20  |  Government Money Market Funds

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
Prior to June 1, 2021, the management fee rate was as follows:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Over $10 billion	0.130
For the six months ended July 31, 2021, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.80
Service Class	0.12
Sweep Class	0.03
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through

Government Money Market Funds  |  21

Notes to financial statements (unaudited)
May 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2021 in order to maintain a positive yield. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.30
Institutional Class	0.20
Service Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.10% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is also expected to go into effect in the second half of 2021.

22  |  Government Money Market Funds

Notes to financial statements (unaudited)
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.

Government Money Market Funds  |  23

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

24  |  Government Money Market Funds

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of

28  |  Government Money Market Funds

Board considerations (unaudited)
Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Service Class) was equal to the average investment performance of the Universe for the one-year period under review, and higher than the average investment performance of the Universe for all other periods under review. The Board also noted that the investment performance of the Fund was equal to its benchmark index, the Lipper U.S. Treasury Money Market Funds Index, for the one-year period under review and higher than its benchmark index for all other periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Government Money Market Funds  |  29

Board considerations (unaudited)
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

30  |  Government Money Market Funds

Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo 100% Treasury Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:

Government Money Market Funds  |  31

Board considerations (unaudited)
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity

32  |  Government Money Market Funds

Board considerations (unaudited)
plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board

Government Money Market Funds  |  33

Board considerations (unaudited)
also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its

34  |  Government Money Market Funds

Board considerations (unaudited)
management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management, LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into

Government Money Market Funds  |  35

Board considerations (unaudited)
a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

36  |  Government Money Market Funds

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0821-00202 09-21
SA300/SAR300 07-21

Semi-Annual Report
July 31, 2021
Government Money Market Funds
■	Wells Fargo Government Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Government Money Market Fund for the six-month period that ended July 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.19%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.13%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a -2.76% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.21%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -1.97%, the Bloomberg Municipal Bond Index,6 returned 1.25%, and the ICE BofA U.S. High Yield Index,7 gained 3.68%.
Vaccination rollout drove the stock markets to new highs.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, information technology, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they are operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes are up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and U.K. had been most successful in terms of the vaccine rollout, even in markets where the vaccine lagged, such as in the eurozone and Japan, equity indexes in many of those countries had also been in positive territory for the year.
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed) Board, which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Government Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (WFGXX)	11-8-1999	0.01	0.70	0.35	0.59	0.59
Administrator Class (WGAXX)	7-31-2003	0.01	0.88	0.45	0.32	0.32
Institutional Class (GVIXX)	7-28-2003	0.01	0.99	0.51	0.20	0.20
Select Class (WFFXX)[3]	6-30-2015	0.03	1.04	0.54	0.16	0.14
Service Class (NWGXX)	11-16-1987	0.01	0.76	0.39	0.49	0.49
Sweep Class [4]	7-31-2020	0.01	0.49	(0.07)	0.50	0.50

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class, 0.50% for Service Class and 0.50% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.
[4]	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Sweep Class shares.

Yield summary (%) as of July 31, 2021
	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield[1]	0.01	0.01	0.01	0.03	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.03	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.03	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.03	0.01	0.01

[1]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been -0.52%, -0.24%, -0.14%, -0.10%, -0.36% and -0.01% for Class A, Administrator Class, Institutional Class, Select Class, Service Class and Sweep Class, respectively.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Money Market Funds  |  7

Performance highlights (unaudited)
Portfolio composition as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.
Weighted average maturity as of July 31, 2021[1]
32 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2021[1]
85 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Government Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2021 to July 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2021	Ending account value 7-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Select Class
Actual	$1,000.00	$1,000.14	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Service Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 0.01%
Mitchell 2019 Irrevocable Life Insurance Trust §	0.12%	9-1-2059	$ 18,495,000	$ 18,495,000
Total Corporate bonds and notes (Cost $18,495,000)				18,495,000
Government agency debt: 10.11%
FFCB ☼	0.02	8-6-2021	13,000,000	12,999,971
FFCB (3 Month LIBOR -0.08%) ±	0.04	9-15-2021	50,000,000	49,999,234
FFCB ☼	0.05	11-22-2021	18,000,000	17,997,200
FFCB (1 Month LIBOR -0.05%) ±	0.06	12-1-2021	162,600,000	162,593,835
FFCB ☼	0.07	10-12-2021	20,000,000	19,997,239
FFCB ☼	0.07	10-22-2021	7,000,000	6,998,898
FFCB ☼	0.08	11-1-2021	9,000,000	8,998,256
FFCB (3 Month LIBOR -0.08%) ±	0.09	8-10-2021	100,000,000	99,999,912
FFCB	0.09	1-6-2022	108,000,000	107,987,671
FFCB ☼	0.09	1-27-2022	65,000,000	64,971,075
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.04%) ±	0.09	5-17-2023	185,000,000	185,000,000
FFCB ☼	0.10	9-17-2021	8,000,000	7,998,978
FFCB ☼	0.10	9-30-2021	10,000,000	9,998,361
FFCB ☼	0.10	10-14-2021	15,000,000	14,996,958
FFCB ☼	0.10	12-3-2021	15,000,000	14,994,875
FFCB (U.S. SOFR +0.05%) ±	0.10	8-25-2022	250,000,000	249,973,005
FFCB ☼	0.11	10-25-2021	5,000,000	4,998,717
FFCB ☼	0.11	10-28-2021	5,000,000	4,998,671
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.11	8-1-2022	260,000,000	259,960,571
FFCB (U.S. SOFR +0.06%) ±	0.11	1-13-2023	165,000,000	165,000,000
FFCB (U.S. SOFR +0.06%) ±	0.11	1-20-2023	98,000,000	98,000,000
FFCB (U.S. SOFR +0.06%) ±	0.11	2-9-2023	120,000,000	120,000,000
FFCB (U.S. SOFR +0.07%) ±	0.12	8-20-2021	42,000,000	42,000,000
FFCB (3 Month LIBOR -0.03%) ±	0.12	9-27-2021	75,000,000	74,999,542
FFCB ☼	0.12	12-6-2021	12,000,000	11,994,960
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	0.12	10-19-2022	195,000,000	195,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.07%) ±	0.12	10-31-2022	100,000,000	99,999,999
FFCB (3 Month LIBOR +0.01%) ±	0.13	9-13-2021	19,600,000	19,601,275
FFCB (U.S. SOFR +0.08%) ±	0.13	3-10-2022	140,000,000	140,000,000
FFCB (U.S. SOFR +0.08%) ±	0.13	10-14-2022	165,000,000	165,000,000
FFCB (U.S. SOFR +0.08%) ±	0.13	11-3-2022	110,000,000	110,000,000
FFCB (3 Month LIBOR +0.01%) ±	0.14	9-20-2021	38,600,000	38,600,941
FFCB ☼	0.14	9-27-2021	17,000,000	16,996,298
FFCB (U.S. SOFR +0.09%) ±	0.14	10-7-2022	140,000,000	140,000,000
FFCB (Effective Federal Funds Rate +0.06%) ±	0.16	1-19-2023	200,000,000	199,985,181
FFCB (1 Month LIBOR +0.08%) ±	0.17	8-25-2021	150,000,000	150,000,000
FFCB (U.S. SOFR +0.13%) ±	0.18	2-11-2022	173,400,000	173,305,573
FFCB (1 Month LIBOR +0.09%) ±	0.19	9-13-2021	90,000,000	90,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	0.19	9-17-2021	29,600,000	29,594,066
FFCB (U.S. SOFR +0.14%) ±	0.19	9-24-2021	240,000,000	240,000,000
FFCB (1 Month LIBOR +0.10%) ±	0.20	8-5-2021	130,000,000	130,000,000
FFCB (1 Month LIBOR +0.10%) ±	0.20	9-9-2021	144,000,000	144,001,651
FFCB (1 Month LIBOR +0.11%) ±	0.20	9-24-2021	14,140,000	14,139,230
FFCB (U.S. SOFR +0.17%) ±	0.22	3-15-2022	200,000,000	199,999,994
FFCB (U.S. SOFR +0.19%) ±	0.24	11-18-2021	181,000,000	181,000,000
The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
FFCB (U.S. SOFR +0.19%) ±	0.24%	7-14-2022	$ 100,000,000	$ 100,000,000
FFCB (U.S. SOFR +0.20%) ±	0.25	4-22-2022	181,500,000	181,314,965
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.24%) ±	0.29	8-2-2021	150,000,000	150,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.24%) ±	0.29	8-20-2021	225,000,000	224,999,561
FFCB (U.S. SOFR +0.28%) ±	0.33	10-1-2021	200,000,000	200,000,000
FFCB (U.S. SOFR +0.32%) ±	0.37	1-12-2022	125,000,000	125,000,000
FFCB (U.S. SOFR +0.38%) ±	0.43	4-22-2022	365,000,000	365,000,000
FHLB ☼	0.02	8-3-2021	680,000,000	679,999,622
FHLB ☼	0.02	8-19-2021	485,000,000	484,996,564
FHLB ☼	0.02	9-1-2021	173,000,000	172,997,405
FHLB ☼	0.02	9-7-2021	250,000,000	249,996,250
FHLB (3 Month LIBOR -0.10%) ±	0.02	9-13-2021	48,535,000	48,529,989
FHLB ☼	0.03	8-11-2021	285,000,000	284,998,219
FHLB ☼	0.03	9-20-2021	300,000,000	299,989,792
FHLB (3 Month LIBOR -0.11%) ±	0.07	8-4-2021	56,040,000	56,040,162
FHLB (1 Month LIBOR -0.03%) ±	0.07	8-5-2021	250,000,000	250,000,000
FHLB (3 Month LIBOR -0.08%) ±	0.07	8-24-2021	24,520,000	24,521,219
FHLB (1 Month LIBOR +0.01%) ±	0.10	9-28-2021	425,000,000	425,000,000
FHLB (U.S. SOFR +0.05%) ±	0.10	12-23-2021	100,000,000	100,000,000
FHLB (U.S. SOFR +0.06%) ±	0.11	8-25-2021	280,000,000	280,000,000
FHLB	0.13	10-13-2021	49,620,000	49,618,347
FHLB (U.S. SOFR +0.12%) ±	0.17	2-10-2022	48,000,000	48,000,000
FHLB (U.S. SOFR +0.31%) ±	0.36	9-24-2021	150,000,000	150,000,000
FHLB (U.S. SOFR +0.35%) ±	0.40	3-28-2022	50,000,000	50,000,000
FHLMC (U.S. SOFR +0.05%) ±	0.10	8-27-2021	190,000,000	189,987,598
FHLMC (U.S. SOFR +0.10%) ±	0.15	9-9-2022	200,000,000	200,000,000
FHLMC (U.S. SOFR +0.14%) ±	0.19	4-22-2022	648,000,000	648,000,000
FHLMC (U.S. SOFR +0.19%) ±	0.24	6-3-2022	200,000,000	200,000,000
FHLMC (U.S. SOFR +0.32%) ±	0.37	9-23-2021	250,000,000	250,000,000
FHLMC	1.13	8-12-2021	20,341,000	20,347,118
FNMA (U.S. SOFR +0.10%) ±	0.15	9-7-2021	50,000,000	49,998,501
FNMA (U.S. SOFR +0.17%) ±	0.22	3-9-2022	100,000,000	100,000,000
FNMA (U.S. SOFR +0.18%) ±	0.23	6-3-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.20%) ±	0.25	6-15-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.22%) ±	0.27	3-16-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.23%) ±	0.28	5-6-2022	200,000,000	200,046,091
FNMA (U.S. SOFR +0.30%) ±	0.35	1-27-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.30%) ±	0.35	4-28-2022	300,000,000	300,000,000
FNMA (U.S. SOFR +0.32%) ±	0.37	4-28-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.34%) ±	0.39	1-21-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.35%) ±	0.40	10-15-2021	300,000,000	300,000,000
FNMA (U.S. SOFR +0.35%) ±	0.40	4-7-2022	400,000,000	400,000,000
FNMA (U.S. SOFR +0.36%) ±	0.41	1-20-2022	300,000,000	300,000,000
FNMA (U.S. SOFR +0.37%) ±	0.42	3-30-2022	250,000,000	250,000,000
FNMA (U.S. SOFR +0.39%) ±	0.44	4-15-2022	450,000,000	450,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	11-15-2022	8,137,500	8,137,500
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	11-15-2023	12,500,000	12,500,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	11-15-2025	6,252,632	6,252,632
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-9-2026	46,967,500	46,967,500
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09%	7-15-2026	$ 5,709,000	$ 5,709,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-19-2027	8,000,000	8,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-20-2027	22,321,428	22,321,428
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	1-15-2030	12,830,188	12,830,188
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	3-15-2030	18,000,000	18,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-2-2031	10,260,100	10,260,100
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-2-2031	17,464,000	17,464,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-2-2031	10,264,466	10,264,466
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-2-2031	15,569,156	15,569,156
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-2-2031	11,727,076	11,727,076
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	10,250,170	10,250,170
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	12-20-2031	34,186,047	34,186,047
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	10-15-2032	18,576,923	18,576,923
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	5-15-2033	3,348,584	3,348,584
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	6-15-2034	15,433,761	15,433,761
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-5-2038	8,400,000	8,400,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	10-15-2039	14,965,000	14,965,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	10-15-2039	15,000,000	15,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	1-15-2040	7,736,000	7,736,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	1-15-2040	11,604,000	11,604,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-7-2040	10,370,338	10,370,338
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-7-2040	18,855,160	18,855,160
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-7-2040	8,107,718	8,107,718
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-7-2040	13,669,992	13,669,992
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-15-2040	19,044,300	19,044,300
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	10-15-2040	7,000,000	7,000,000
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	8-15-2026	1,272,606	1,272,606
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	1-20-2027	62,333,333	62,333,333
The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10%	1-20-2035	$ 9,531,720	$ 9,531,720
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	1-20-2035	3,851,200	3,851,200
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	1-20-2035	11,553,600	11,553,600
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	1-20-2035	10,013,120	10,013,120
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	4-20-2035	4,855,500	4,855,500
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	4-20-2035	4,855,500	4,855,500
U.S. International Development Finance Corporation (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	4-20-2035	16,994,250	16,994,250
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	4,035,500	4,035,500
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	1-15-2040	19,340,000	19,340,000
U.S. International Development Finance Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	8-15-2026	23,924,993	23,924,993
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	10-10-2025	4,310,640	4,310,640
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	9,443,070	9,443,070
U.S. International Development Finance Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-20-2038	3,616,486	3,616,486
U.S. International Development Finance Corporation Series 2-2 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-15-2040	6,699,000	6,699,000
U.S. International Development Finance Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	10-10-2025	5,603,832	5,603,832
U.S. International Development Finance Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-15-2026	7,478,790	7,478,790
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-2-2031	3,056,200	3,056,200
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	5,488,280	5,488,280
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	11-15-2033	20,239,317	20,239,317
U.S. International Development Finance Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	1-20-2035	8,665,200	8,665,200
U.S. International Development Finance Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	5,649,700	5,649,700
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	16,384,130	16,384,130
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	7-7-2040	4,619,514	4,619,514
U.S. International Development Finance Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	4-20-2035	8,642,790	8,642,790
U.S. International Development Finance Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	6,456,800	6,456,800
U.S. International Development Finance Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) §±	0.10	1-20-2035	2,792,120	2,792,120
U.S. International Development Finance Corporation Series 8 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	9-30-2031	12,106,500	12,106,500
U.S. International Development Finance Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09	5-15-2030	20,502,000	20,502,000
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government agency debt (continued)
U.S. International Development Finance Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) §±	0.09%	9-30-2031	$ 3,793,370	$ 3,793,370
U.S. Treasury Note	1.50	9-30-2021	100,000,000	100,233,136
U.S. Treasury Note	2.75	8-15-2021	75,000,000	75,073,513
Total Government agency debt (Cost $15,280,030,289)				15,280,030,289
Municipal obligations: 0.05%
California: 0.02%
Variable rate demand notes ø: 0.02%
California CDA Uptown Newport Apartments Series 2017 AA & BB (Housing revenue, FHLB LOC)	0.06	3-1-2057	28,200,000	28,200,000
Other: 0.03%
Variable rate demand notes ø: 0.03%
FHLMC MFHR Series M006 Class A (Housing revenue, FHLMC LOC)	0.18	10-15-2045	8,266,574	8,266,574
FHLMC MFHR Series M028 (Housing revenue, FHLMC LIQ) 144A	0.05	9-15-2024	44,195,000	44,195,000
				52,461,574
Total Municipal obligations (Cost $80,661,574)				80,661,574
Other instruments: 0.12%
ASC Admiral Way LLC §øø	0.13	8-1-2056	22,270,000	22,270,000
ASC Mercer Island LLC §øø	0.13	6-1-2057	33,900,000	33,900,000
Brandon Place Partners Series 2018 §øø	0.13	12-1-2058	15,335,000	15,335,000
Hacienda Senior Villas Series C §øø	0.13	12-1-2058	20,575,000	20,575,000
La Mesa Senior Living LP Secured §øø	0.13	8-1-2057	48,125,000	48,125,000
Plaza Patria Court Limited §øø	0.13	12-1-2058	17,325,000	17,325,000
Rohnert Park 668 LP Series A §øø	0.13	6-1-2058	20,920,000	20,920,000
Southside Brookshore §øø	0.13	9-1-2059	5,000,000	5,000,000
Total Other instruments (Cost $183,450,000)				183,450,000
Repurchase agreements^^: 57.45%
Bank of America Corporation, dated 7-30-2021, maturity value $1,000,004,167 (01)	0.05	8-2-2021	1,000,000,000	1,000,000,000
Bank of America Corporation, dated 7-30-2021, maturity value $100,000,417 (02)	0.05	8-2-2021	100,000,000	100,000,000
Bank of Montreal, dated 7-30-2021, maturity value $260,001,083 (03)	0.05	8-2-2021	260,000,000	260,000,000
Bank of New York Mellon Corporation, dated 7-30-2021, maturity value $2,250,010,313 (04)	0.06	8-2-2021	2,250,000,000	2,250,000,000
Bank of Nova Scotia, dated 7-30-2021, maturity value $1,000,004,583 (05)	0.06	8-2-2021	1,000,000,000	1,000,000,000
Barclays Bank plc, dated 7-30-2021, maturity value $125,000,521 (06)	0.05	8-2-2021	125,000,000	125,000,000
Barclays Bank plc, dated 7-30-2021, maturity value $2,210,009,208 (07)	0.05	8-2-2021	2,210,000,000	2,210,000,000
Barclays Bank plc, dated 7-29-2021, maturity value $1,000,009,722 (08)	0.05	8-5-2021	1,000,000,000	1,000,000,000
Barclays Bank plc, dated 7-12-2021, maturity value $1,050,045,208 (09)	0.05	8-12-2021	1,050,000,000	1,050,000,000
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
Barclays Bank plc, dated 7-14-2021, maturity value $350,016,042 (10)	0.05%	8-16-2021	$ 350,000,000	$ 350,000,000
Barclays Bank plc, dated 7-15-2021, maturity value $500,022,222 (11)	0.05	8-16-2021	500,000,000	500,000,000
Barclays Bank plc, dated 7-21-2021, maturity value $250,010,417 (12)	0.05	8-20-2021	250,000,000	250,000,000
Barclays Capital Incorporated, dated 7-30-2021, maturity value $125,000,521 (13)	0.05	8-2-2021	125,000,000	125,000,000
BNP Paribas, dated 7-30-2021, maturity value $1,750,007,292 (14)	0.05	8-2-2021	1,750,000,000	1,750,000,000
BNP Paribas, dated 7-30-2021, maturity value $1,500,006,875 (15)	0.06	8-2-2021	1,500,000,000	1,500,000,000
BNP Paribas Securities Corporation, dated 7-30-2021, maturity value $1,250,005,208 (16)	0.05	8-2-2021	1,250,000,000	1,250,000,000
BNP Paribas Securities Corporation, dated 7-30-2021, maturity value $100,000,417 (17)	0.05	8-2-2021	100,000,000	100,000,000
Canadian Imperial Bank of Commerce, dated 7-30-2021, maturity value $100,000,417 (18)	0.05	8-2-2021	100,000,000	100,000,000
Citibank NA, dated 7-30-2021, maturity value $250,001,250 (19)	0.06	8-2-2021	250,000,000	250,000,000
Citibank NA, dated 7-29-2021, maturity value $250,002,917 (20)	0.06	8-5-2021	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-30-2021, maturity value $500,002,083 (21)	0.05	8-2-2021	500,000,000	500,000,000
Citigroup Global Markets Incorporated, dated 7-30-2021, maturity value $2,250,011,250 (22)	0.06	8-2-2021	2,250,000,000	2,250,000,000
Citigroup Global Markets Incorporated, dated 7-27-2021, maturity value $250,002,917 (23)	0.06	8-3-2021	250,000,000	250,000,000
Credit Agricole FICC, dated 7-30-2021, maturity value $500,002,083 (24)	0.05	8-2-2021	500,000,000	500,000,000
Credit Agricole SA, dated 7-30-2021, maturity value $1,000,004,167 (25)	0.05	8-2-2021	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 7-30-2021, maturity value $1,160,005,317 (26)	0.06	8-2-2021	1,160,000,000	1,160,000,000
Daiwa Capital Markets America Incorporated, dated 7-30-2021, maturity value $1,000,004,167 (27)	0.05	8-2-2021	1,000,000,000	1,000,000,000
Deutsche Bank Securities, dated 7-30-2021, maturity value $3,000,012,500 (28)	0.05	8-2-2021	3,000,000,000	3,000,000,000
Federal Reserve Bank of New York, dated 7-30-2021, maturity value $32,850,136,875 (29)	0.05	8-2-2021	32,850,000,000	32,850,000,000
Goldman Sachs & Company, dated 7-30-2021, maturity value $100,000,417 (30)	0.05	8-2-2021	100,000,000	100,000,000
ING Financial Markets LLC, dated 7-30-2021, maturity value $1,400,015,560 (31)	0.05	8-2-2021	1,400,009,727	1,400,009,727
ING Financial Markets LLC, dated 7-6-2021, maturity value $500,030,694 (32)	0.07	8-9-2021	500,000,000	500,000,000
ING Financial Markets LLC, dated 6-18-2021, maturity value $300,058,750 (33)	0.08	9-20-2021	300,000,000	300,000,000
JP Morgan Securities, dated 7-30-2021, maturity value $250,001,042 (34)	0.05	8-2-2021	250,000,000	250,000,000
JP Morgan Securities, dated 7-30-2021, maturity value $500,002,083 (35)	0.05	8-2-2021	500,000,000	500,000,000
JP Morgan Securities, dated 7-30-2021, maturity value $1,000,005,556 (36)	0.05	8-3-2021	1,000,000,000	1,000,000,000
JP Morgan Securities , dated 5-24-2019, maturity value $500,778,750 (37) §∂øø	0.07	8-2-2021	500,000,000	500,000,000
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements (continued)
Mitsubishi Bank, dated 7-30-2021, maturity value $150,000,625 (38)	0.05%	8-2-2021	$ 150,000,000	$ 150,000,000
Mitsubishi Bank, dated 7-27-2021, maturity value $250,002,431 (39)	0.05	8-3-2021	250,000,000	250,000,000
Mizuho Bank, dated 7-30-2021, maturity value $250,001,146 (40)	0.06	8-2-2021	250,000,000	250,000,000
MUFG Bank, dated 7-16-2021, maturity value $250,001,181 (41) §øø	0.07	8-2-2021	250,000,000	250,000,000
MUFG Bank, dated 7-8-2021, maturity value $600,029,167 (42)	0.07	8-2-2021	600,000,000	600,000,000
MUFG Securities Canada Limited, dated 7-30-2021, maturity value $5,100,021,250 (43)	0.05	8-2-2021	5,100,000,000	5,100,000,000
Nomura Triparty, dated 7-30-2021, maturity value $3,000,012,500 (44)	0.05	8-2-2021	3,000,000,000	3,000,000,000
Prudential Insurance Company of America, dated 7-30-2021, maturity value $188,490,192 (45)	0.06	8-2-2021	188,489,250	188,489,250
Prudential Insurance Company of America, dated 7-30-2021, maturity value $350,303,002 (46)	0.06	8-2-2021	350,301,250	350,301,250
RBC Capital Markets Triparty A, dated 7-29-2021, maturity value $325,006,319 (47)	0.05	8-12-2021	325,000,000	325,000,000
RBC Capital Markets Triparty E, dated 7-27-2021, maturity value $150,002,917 (48)	0.05	8-10-2021	150,000,000	150,000,000
RBC Dominion Securities, dated 7-30-2021, maturity value $200,000,083 (49)	0.01	8-2-2021	200,000,000	200,000,000
RBC Dominion Securities, dated 7-30-2021, maturity value $1,750,007,292 (50)	0.05	8-2-2021	1,750,000,000	1,750,000,000
RBS Securities Incorporated, dated 7-30-2021, maturity value $1,000,004,583 (51)	0.06	8-2-2021	1,000,000,000	1,000,000,000
Societe Generale, dated 7-30-2021, maturity value $1,885,007,854 (52)	0.05	8-2-2021	1,885,000,000	1,885,000,000
Societe Generale of New York, dated 7-30-2021, maturity value $250,001,042 (53)	0.05	8-2-2021	250,000,000	250,000,000
Societe Generale of New York, dated 7-27-2021, maturity value $500,004,861 (54)	0.05	8-3-2021	500,000,000	500,000,000
Societe Generale of New York, dated 7-30-2021, maturity value $1,000,009,722 (55)	0.05	8-6-2021	1,000,000,000	1,000,000,000
Societe Generale of New York, dated 7-6-2021, maturity value $850,048,167 (56)	0.06	8-9-2021	850,000,000	850,000,000
Standard Chartered Bank, dated 7-30-2021, maturity value $1,004,983,025 (57)	0.06	8-2-2021	1,004,978,000	1,004,978,000
Standard Chartered Bank, dated 7-30-2021, maturity value $2,411,062,055 (58)	0.06	8-2-2021	2,411,050,000	2,411,050,000
Sumitomo Mitsui Banking Corporation, dated 6-1-2021, maturity value $451,555,084 (59)	0.09	9-1-2021	451,451,250	451,451,250
Sumitomo Mitsui Banking Corporation, dated 6-15-2021, maturity value $347,422,771 (60)	0.09	9-14-2021	347,343,750	347,343,750
Sumitomo Mitsui Banking Corporation, dated 6-29-2021, maturity value $222,791,328 (61)	0.10	9-24-2021	222,737,500	222,737,500
Sumitomo Mitsui Banking Corporation, dated 7-1-2021, maturity value $322,401,120 (62)	0.10	10-1-2021	322,318,750	322,318,750
Sumitomo Mitsui Banking Corporation, dated 3-29-2021, maturity value $497,570,258 (63)	0.11	8-16-2021	497,357,500	497,357,500
TD Securities USA Incorporated, dated 7-30-2021, maturity value $1,020,004,675 (64)	0.06	8-2-2021	1,020,000,000	1,020,000,000
Total Repurchase agreements (Cost $86,806,036,977)				86,806,036,977
The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 32.89%
U.S. Cash Management Bill ☼##	0.01%	8-3-2021	$ 1,200,000,000	$ 1,199,999,661
U.S. Cash Management Bill ☼##	0.02	8-10-2021	2,750,000,000	2,749,987,660
U.S. Cash Management Bill ☼	0.02	8-17-2021	800,000,000	799,992,052
U.S. Cash Management Bill ☼	0.02	8-24-2021	500,000,000	499,992,972
U.S. Cash Management Bill ☼	0.02	8-31-2021	500,000,000	499,991,058
U.S. Cash Management Bill ☼	0.03	10-5-2021	1,150,000,000	1,149,942,000
U.S. Cash Management Bill ☼	0.03	10-12-2021	700,000,000	699,954,442
U.S. Cash Management Bill ☼	0.03	10-19-2021	550,000,000	549,960,675
U.S. Cash Management Bill ☼	0.05	11-9-2021	400,000,000	399,945,000
U.S. Cash Management Bill ☼	0.05	11-16-2021	550,000,000	549,919,028
U.S. Cash Management Bill ☼	0.05	11-23-2021	800,000,000	799,874,445
U.S. Cash Management Bill ☼%%	0.05	11-30-2021	2,000,000,000	1,999,669,444
U.S. Treasury Bill ☼	0.01	8-19-2021	700,000,000	699,996,033
U.S. Treasury Bill ☼	0.02	8-26-2021	950,000,000	949,990,233
U.S. Treasury Bill ☼	0.02	9-7-2021	950,000,000	949,977,438
U.S. Treasury Bill ☼	0.02	9-9-2021	1,100,000,000	1,099,968,572
U.S. Treasury Bill ☼	0.02	9-14-2021	750,000,000	749,982,083
U.S. Treasury Bill ☼	0.02	9-21-2021	500,000,000	499,989,583
U.S. Treasury Bill ☼	0.02	9-28-2021	500,000,000	499,985,354
U.S. Treasury Bill ☼	0.03	8-5-2021	1,400,000,000	1,399,995,483
U.S. Treasury Bill ☼	0.03	8-12-2021	1,420,000,000	1,419,986,813
U.S. Treasury Bill ☼	0.03	9-2-2021	673,000,000	672,987,781
U.S. Treasury Bill ☼	0.03	9-16-2021	400,000,000	399,986,250
U.S. Treasury Bill ☼	0.04	12-16-2021	400,000,000	399,939,556
U.S. Treasury Bill ☼	0.05	10-14-2021	850,000,000	849,913,819
U.S. Treasury Bill ☼	0.05	10-21-2021	400,000,000	399,955,556
U.S. Treasury Bill ☼	0.05	10-28-2021	342,000,000	341,958,675
U.S. Treasury Bill ☼	0.05	1-13-2022	300,000,000	299,930,300
U.S. Treasury Bill ☼	0.07	1-27-2022	940,000,000	939,697,845
U.S. Treasury Bill ☼	0.10	12-23-2021	160,000,000	159,939,622
U.S. Treasury Bill ☼	0.11	12-30-2021	1,310,000,000	1,309,411,750
U.S. Treasury Bill ☼	0.12	12-2-2021	375,000,000	374,852,583
U.S. Treasury Bill ☼	0.14	10-7-2021	410,000,000	409,897,334
U.S. Treasury Bill ☼	0.14	11-4-2021	550,000,000	549,798,944
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	0.08	4-30-2023	3,600,000,000	3,600,176,544
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	0.10	1-31-2023	2,100,000,000	2,100,192,993
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.11	7-31-2022	365,000,000	364,989,803
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.11	10-31-2022	2,430,000,000	2,429,948,303
U.S. Treasury Note	0.13	5-31-2022	220,000,000	220,070,630
U.S. Treasury Note	0.13	6-30-2022	180,000,000	180,055,270
U.S. Treasury Note	0.13	7-31-2022	730,000,000	730,207,037
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	0.16	4-30-2022	250,000,000	250,134,425
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.30%) ±	0.35	10-31-2021	740,000,000	740,077,485
U.S. Treasury Note	0.38	3-31-2022	519,794,000	520,735,312
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±%%	1.00	7-31-2023	1,050,000,000	1,050,000,000
U.S. Treasury Note	1.13	8-31-2021	80,000,000	80,065,423
U.S. Treasury Note	1.13	2-28-2022	390,000,000	392,318,780
U.S. Treasury Note	1.25	10-31-2021	235,000,000	235,648,665
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Portfolio of investments—July 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note		1.38%	1-31-2022	$ 125,000,000	$ 125,798,683
U.S. Treasury Note		1.50	8-31-2021	210,000,000	210,229,225
U.S. Treasury Note		1.50	11-30-2021	90,000,000	90,413,367
U.S. Treasury Note		1.50	1-31-2022	295,000,000	297,070,129
U.S. Treasury Note		1.75	11-30-2021	697,000,000	700,790,519
U.S. Treasury Note		1.75	2-28-2022	70,000,000	70,687,202
U.S. Treasury Note		1.75	3-31-2022	432,000,000	436,772,862
U.S. Treasury Note		1.75	4-30-2022	225,000,000	227,788,186
U.S. Treasury Note		1.75	5-15-2022	200,000,000	202,631,544
U.S. Treasury Note		1.75	6-30-2022	110,000,000	111,663,956
U.S. Treasury Note		1.75	7-15-2022	470,000,000	477,410,100
U.S. Treasury Note		1.88	11-30-2021	460,000,000	462,660,479
U.S. Treasury Note		1.88	1-31-2022	618,000,000	623,481,510
U.S. Treasury Note		1.88	3-31-2022	540,000,000	546,328,164
U.S. Treasury Note		1.88	4-30-2022	75,000,000	75,998,162
U.S. Treasury Note		1.88	7-31-2022	1,570,000,000	1,597,764,763
U.S. Treasury Note		2.00	8-31-2021	150,000,000	150,226,529
U.S. Treasury Note		2.00	10-31-2021	365,000,000	366,714,131
U.S. Treasury Note		2.00	11-15-2021	190,000,000	191,037,513
U.S. Treasury Note		2.00	12-31-2021	130,000,000	131,017,841
U.S. Treasury Note		2.00	7-31-2022	420,000,000	427,949,741
U.S. Treasury Note		2.13	9-30-2021	550,000,000	551,775,703
U.S. Treasury Note		2.38	3-15-2022	230,000,000	233,228,984
U.S. Treasury Note		2.50	1-15-2022	80,000,000	80,869,279
U.S. Treasury Note		2.50	2-15-2022	85,000,000	86,102,494
U.S. Treasury Note		2.63	12-15-2021	50,000,000	50,461,994
U.S. Treasury Note		2.75	9-15-2021	158,000,000	158,496,215
U.S. Treasury Note		2.88	10-15-2021	35,000,000	35,197,727
U.S. Treasury Note		2.88	11-15-2021	645,240,000	650,369,742
U.S. Treasury Note		8.00	11-15-2021	150,300,000	153,693,058
Total U.S. Treasury securities (Cost $49,696,620,516)					49,696,620,516
Total investments in securities (Cost $152,065,294,356)	100.63%				152,065,294,356
Other assets and liabilities, net	(0.63)				(958,967,639)
Total net assets	100.00%				$151,106,326,717

The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)
§	The security is subject to a demand feature which reduces the effective maturity.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(01) U.S. government securities, 2.50%, 8-20-2050, fair value including accrued interest is $1,030,000,001.
(02) U.S. government securities, 0.25% to 0.38%, 6-15-2024 to 7-15-2024, fair value including accrued interest is $102,000,047.
(03) U.S. government securities, 1.50% to 6.50%, 1-1-2027 to 8-1-2051, fair value including accrued interest is $267,800,000.
(04) U.S. government securities, 0.13% to 0.63%, 10-15-2025 to 1-15-2028, fair value including accrued interest is $2,295,000,081.
(05) U.S. government securities, 1.83% to 7.50%, 6-1-2023 to 7-1-2051, fair value including accrued interest is $1,030,000,000.
(06) U.S. government securities, 2.50%, 6-20-2051, fair value including accrued interest is $128,750,001.
(07) U.S. government securities, 0.13% to 3.88%, 1-15-2022 to 2-15-2046, fair value including accrued interest is $2,254,200,007.
(08) U.S. government securities, 1.50% to 5.00%, 5-31-2036 to 7-1-2051, fair value including accrued interest is $1,030,000,000.
(09) U.S. government securities, 1.50% to 4.50%, 7-1-2033 to 7-1-2051, fair value including accrued interest is $1,081,500,001.
(10) U.S. government securities, 1.50% to 4.50%, 6-20-2047 to 4-20-2051, fair value including accrued interest is $360,500,001.
(11) U.S. government securities, 2.00% to 2.50%, 7-1-2051, fair value including accrued interest is $515,000,000.
(12) U.S. government securities, 2.50%, 6-20-2051, fair value including accrued interest is $257,500,000.
(13) U.S. government securities, 0.00%, 8-13-2021 to 10-12-2021, fair value is $127,500,058.
(14) U.S. government securities, 0.38% to 1.38%, 8-1-2023 to 3-31-2028, fair value including accrued interest is $1,785,000,000.
(15) U.S. government securities, 0.13% to 1.25%, 12-31-2022 to 6-30-2028, fair value including accrued interest is $1,530,612,244.
(16) U.S. government securities, 0.00% to 6.88%, 7-31-2021 to 2-15-2050, fair value including accrued interest is $1,275,000,001.
(17) U.S. government securities, 0.00% to 8.00%, 10-14-2021 to 8-20-2048, fair value including accrued interest is $102,035,008.
(18) U.S. government securities, 2.00% to 4.50%, 9-1-2030 to 6-20-2051, fair value including accrued interest is $103,000,069.
(19) U.S. government securities, 0.00% to 10.00%, 9-1-2021 to 8-20-2050, fair value including accrued interest is $255,026,349.
(20) U.S. government securities, 0.00% to 10.50%, 7-31-2021 to 9-15-2065, fair value including accrued interest is $255,141,029.
(21) U.S. government securities, 0.50% to 6.13%, 10-31-2027 to 11-15-2049, fair value including accrued interest is $510,000,037.
(22) U.S. government securities, 0.13% to 6.75%, 4-15-2022 to 7-20-2051, fair value including accrued interest is $2,316,702,766.
(23) U.S. government securities, 2.50% to 4.00%, 7-20-2051, fair value including accrued interest is $257,501,015.
(24) U.S. government securities, 2.25%, 8-15-2027, fair value including accrued interest is $510,000,002.
(25) U.S. government securities, 0.38% to 1.75%, 5-15-2023 to 6-30-2028, fair value including accrued interest is $1,020,000,040.
(26) U.S. government securities, 2.00% to 2.50%, 1-20-2051 to 5-20-2051, fair value including accrued interest is $1,194,800,001.
(27) U.S. government securities, 0.00% to 6.50%, 7-31-2021 to 3-1-2052, fair value including accrued interest is $1,028,550,614.
(28) U.S. government securities, 1.50% to 6.00%, 6-20-2027 to 8-1-2059, fair value including accrued interest is $3,090,000,000.
(29) U.S. government securities, 0.13% to 3.63%, 10-31-2022 to 8-15-2043, fair value including accrued interest is $32,850,136,878.
(30) U.S. government securities, 3.00% to 5.50%, 7-20-2023 to 7-20-2051, fair value including accrued interest is $103,000,000.
(31) U.S. government securities, 0.13% to 2.88%, 9-30-2022 to 5-15-2027, fair value including accrued interest is $1,428,009,921.
(32) U.S. government securities, 1.37% to 7.00%, 6-1-2027 to 1-1-2058, fair value including accrued interest is $515,000,000.
(33) U.S. government securities, 1.50% to 5.50%, 11-1-2029 to 9-1-2057, fair value including accrued interest is $309,000,000.
(34) U.S. government securities, 0.00% to 3.50%, 7-15-2022 to 12-14-2029, fair value including accrued interest is $255,000,313.
(35) U.S. government securities, 1.13% to 2.63%, 8-31-2022 to 4-15-2026, fair value including accrued interest is $510,000,005.
(36) U.S. government securities, 0.00% to 2.88%, 8-15-2021 to 7-31-2025, fair value including accrued interest is $1,020,000,008.
(37) U.S. government securities, 1.50% to 4.08%, 11-30-2024 to 9-20-2038, fair value including accrued interest is $510,000,130.
(38) U.S. government securities, 2.00% to 4.50%, 5-1-2025 to 8-1-2051, fair value including accrued interest is $154,500,000.
(39) U.S. government securities, 0.50% to 6.13%, 10-31-2022 to 8-15-2049, fair value including accrued interest is $255,000,033.
(40) U.S. government securities, 0.00%, 10-12-2021 to 11-9-2021, fair value is $255,000,028.
(41) U.S. government securities, 2.50% to 4.50%, 3-1-2033 to 7-1-2051, fair value including accrued interest is $257,500,000.
(42) U.S. government securities, 1.50% to 5.50%, 3-1-2027 to 8-1-2051, fair value including accrued interest is $618,000,000.
(43) U.S. government securities, 0.00% to 7.50%, 8-19-2021 to 1-1-2058, fair value including accrued interest is $5,247,498,446.
(44) U.S. government securities, 0.00% to 8.88%, 10-20-2021 to 9-15-2065, fair value including accrued interest is $3,060,003,341.
(45) U.S. government securities, 0.00% to 3.00%, 11-15-2021 to 5-15-2045, fair value including accrued interest is $192,259,035.
(46) U.S. government securities, 0.00%, 5-15-2027 to 2-15-2045, fair value is $357,307,275.
(47) U.S. government securities, 1.75% to 2.75%, 5-15-2022 to 2-15-2024, fair value including accrued interest is $331,500,060.
(48) U.S. government securities, 2.00% to 2.75%, 2-15-2022 to 8-15-2025, fair value including accrued interest is $153,000,023.
(49) U.S. government securities, 0.00% to 2.38%, 2-15-2022 to 5-15-2050, fair value including accrued interest is $204,000,000.
(50) U.S. government securities, 0.13% to 7.65%, 2-15-2022 to 9-15-2062, fair value including accrued interest is $1,802,304,563.
(51) U.S. government securities, 0.00% to 3.00%, 7-31-2021 to 5-15-2051, fair value including accrued interest is $1,020,000,092.
(52) U.S. government securities, 0.00% to 6.38%, 9-16-2021 to 5-15-2049, fair value including accrued interest is $1,922,700,028.
(53) U.S. government securities, 0.00% to 8.00%, 7-31-2021 to 6-20-2051, fair value including accrued interest is $255,248,474.
(54) U.S. government securities, 0.00% to 8.00%, 8-31-2021 to 5-15-2050, fair value including accrued interest is $510,000,000.
(55) U.S. government securities, 0.00% to 8.00%, 7-31-2021 to 2-15-2051, fair value including accrued interest is $1,020,000,002.
(56) U.S. government securities, 0.00% to 8.00%, 7-31-2021 to 5-15-2051, fair value including accrued interest is $867,000,011.
(57) U.S. government securities, 0.13% to 3.13%, 1-31-2023 to 11-15-2044, fair value including accrued interest is $1,025,487,755.
(58) U.S. government securities, 0.00% to 4.75%, 9-9-2021 to 7-1-2051, fair value including accrued interest is $2,460,683,715.
(59) U.S. government securities, 0.38% to 3.50%, 1-31-2022 to 3-1-2048, fair value including accrued interest is $464,657,602.
(60) U.S. government securities, 0.38% to 3.50%, 3-31-2022 to 5-1-2048, fair value including accrued interest is $357,597,574.
(61) U.S. government securities, 0.38% to 3.50%, 3-31-2022 to 1-20-2050, fair value including accrued interest is $229,295,135.
(62) U.S. government securities, 0.38% to 3.50%, 3-31-2022 to 7-1-2051, fair value including accrued interest is $332,142,977.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Portfolio of investments—July 31, 2021 (unaudited)
(63) U.S. government securities, 0.38% to 3.50%, 1-31-2022 to 1-1-2048, fair value including accrued interest is $511,337,756.
(64) U.S. government securities, 1.50% to 4.50%, 1-1-2028 to 8-1-2059, fair value including accrued interest is $1,050,600,000.
∂	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
##	All or a portion of this security is segregated for when-issued securities.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.

Abbreviations:
CDA	Community Development Authority
FFCB	Federal Farm Credit Banks
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
SOFR	Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Statement of assets and liabilities—July 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 65,259,257,379
Investments in repurchase agreements, at amortized cost	86,806,036,977
Cash	1,537,183,103
Receivable for investments sold	720,017,000
Receivable for interest	78,426,682
Receivable for Fund shares sold	10,934,221
Receivable from manager	959,933
Prepaid expenses and other assets	7,393,144
Total assets	154,420,208,439
Liabilities
Payable for when-issued transactions	3,049,669,444
Payable for investments purchased	254,279,818
Administration fees payable	7,006,476
Payable for Fund shares redeemed	1,903,181
Dividends payable	1,022,803
Total liabilities	3,313,881,722
Total net assets	$151,106,326,717
Net assets consist of
Paid-in capital	$ 151,105,846,057
Total distributable earnings	480,660
Total net assets	$151,106,326,717
Computation of net asset value per share
Net assets – Class A	$ 303,648,301
Shares outstanding – Class A1	303,646,803
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 4,037,127,934
Shares outstanding – Administrator Class[1]	4,037,110,007
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 39,634,450,038
Shares outstanding – Institutional Class[1]	39,634,319,433
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$ 104,291,138,600
Shares outstanding – Select Class[1]	104,290,885,585
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$ 1,826,367,105
Shares outstanding – Service Class[1]	1,826,354,900
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$ 1,013,594,739
Shares outstanding – Sweep Class[1]	1,013,591,233
Net asset value per share – Sweep Class	$1.00
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  21

Statement of operations—six months ended July 31, 2021 (unaudited)

Investment income
Interest	$ 53,500,876
Expenses
Management fee	93,520,825
Administration fees
Class A	331,763
Administrator Class	1,785,243
Institutional Class	16,582,044
Select Class	19,481,785
Service Class	1,130,033
Sweep Class	86,841
Shareholder servicing fees
Class A	341,052
Administrator Class	974,052
Service Class	564,206
Sweep Class	274,657
Custody and accounting fees	2,089,734
Professional fees	43,524
Registration fees	94,314
Shareholder report expenses	44,031
Trustees’ fees and expenses	9,610
Other fees and expenses	583,732
Total expenses	137,937,446
Less: Fee waivers and/or expense reimbursements
Fund-level	(92,582,821)
Class A	(580,259)
Administrator Class	(1,606,719)
Institutional Class	(4,145,511)
Service Class	(1,130,022)
Sweep Class	(521,047)
Net expenses	37,371,067
Net investment income	16,129,809
Net realized gains on investments	10,768
Net increase in net assets resulting from operations	$ 16,140,577
The accompanying notes are an integral part of these financial statements.

22  |  Government Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2021 (unaudited)		Year ended January 31, 2021
Operations
Net investment income		$ 16,129,809		$ 234,013,463
Net realized gains on investments		10,768		848,637
Net increase in net assets resulting from operations		16,140,577		234,862,100
Distributions to shareholders from
Net investment income and net realized gains
Class A		(15,080)		(444,535)
Administrator Class		(178,524)		(5,053,047)
Institutional Class		(2,072,745)		(65,216,497)
Select Class		(13,739,410)		(161,056,607)
Service Class		(94,168)		(2,796,854)
Sweep Class		(29,882)		(5) [1]
Total distributions to shareholders		(16,129,809)		(234,567,545)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	45,189,639	45,189,639	245,392,922	245,392,922
Administrator Class	8,396,636,135	8,396,636,135	18,923,119,258	18,923,119,258
Institutional Class	100,499,304,994	100,499,304,994	220,379,617,551	220,379,617,551
Select Class	1,135,936,821,594	1,135,936,821,594	819,624,460,567	819,624,460,567
Service Class	42,907,647,890	42,907,647,890	88,311,417,547	88,311,417,547
Sweep Class	3,094,901,981	3,094,901,981	1,465,010 [1]	1,465,010 [1]
		1,290,880,502,233		1,147,485,472,855
Reinvestment of distributions
Class A	14,900	14,900	461,983	461,983
Administrator Class	82,657	82,657	1,925,746	1,925,746
Institutional Class	717,593	717,593	22,578,181	22,578,181
Select Class	8,546,531	8,546,531	103,202,391	103,202,391
Service Class	9,739	9,739	262,945	262,945
Sweep Class	29,606	29,606	3 [1]	3 [1]
		9,401,026		128,431,249
Payment for shares redeemed
Class A	(48,420,907)	(48,420,907)	(305,591,017)	(305,591,017)
Administrator Class	(8,899,876,772)	(8,899,876,772)	(18,278,691,699)	(18,278,691,699)
Institutional Class	(103,749,033,412)	(103,749,033,412)	(206,547,476,608)	(206,547,476,608)
Select Class	(1,126,820,347,328)	(1,126,820,347,328)	(776,516,340,075)	(776,516,340,075)
Service Class	(42,944,183,641)	(42,944,183,641)	(88,443,707,111)	(88,443,707,111)
Sweep Class	(2,082,805,342)	(2,082,805,342)	(25) [1]	(25) [1]
		(1,284,544,667,402)		(1,090,091,806,535)
Net increase in net assets resulting from capital share transactions		6,345,235,857		57,522,097,569
Total increase in net assets		6,345,246,625		57,522,392,124
Net assets
Beginning of period		144,761,080,092		87,238,687,968
End of period		$ 151,106,326,717		$ 144,761,080,092
[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.13%	1.59%	1.38%	0.38%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.60%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.06% *	0.28% *	0.60%	0.60%	0.61%	0.41%
Net investment income	0.01%	0.13%	1.56%	1.39%	0.38%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$303,648	$306,864	$366,601	$311,616	$264,735	$274,083

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.51%
Year ended January 31, 2021	0.32%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.17%	1.85%	1.65%	0.65%	0.10%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.33%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.06% *	0.22% *	0.34%	0.34%	0.34%	0.34%
Net investment income	0.01%	0.14%	1.81%	1.67%	0.72%	0.11%
Supplemental data
Net assets, end of period (000s omitted)	$4,037,128	$4,540,262	$3,893,928	$2,411,490	$1,554,764	$443,500

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.22%
Year ended January 31, 2021	0.11%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.22%	1.99%	1.79%	0.79%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.21%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.06% *	0.18% *	0.20%	0.20%	0.20%	0.17%
Net investment income	0.01%	0.16%	1.97%	1.79%	0.79%	0.25%
Supplemental data
Net assets, end of period (000s omitted)	$39,634,450	$42,883,663	$29,289,517	$26,000,569	$21,931,321	$23,242,417

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

26  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Select Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.26%	2.05%	1.85%	0.85%	0.30%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.17%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.05% [3]	0.14%	0.14%	0.14%	0.14%	0.11%
Net investment income	0.03%	0.19%	2.02%	1.82%	0.86%	0.34%
Supplemental data
Net assets, end of period (000s omitted)	$104,291,139	$95,165,936	$51,954,718	$45,335,385	$46,288,730	$38,999,425

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratio reflects class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.09% higher.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  27

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.14%	1.69%	1.48%	0.49%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.50%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.06% *	0.25% *	0.50%	0.50%	0.50%	0.40%
Net investment income	0.01%	0.13%	1.67%	1.45%	0.48%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$1,826,367	$1,862,889	$1,994,923	$1,856,426	$2,506,898	$2,992,780

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.25%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

28  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Sweep Class	Six months ended July 31, 2021 (unaudited)	2021 [1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.00) [2]
Net realized gains	0.00	(0.00) [2]
Total distributions to shareholders	(0.00) [2]	(0.00) [2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.56%
Net expenses	0.05% *	0.13% *
Net investment income	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,013,595	$1,465

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.07%
Year ended January 31, 2021	0.37%

[1]	For the period from July 31, 2020 (commencement of class operations) to January 31, 2021
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  29

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a Special Meeting of Shareholders expected to be held on October 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

30  |  Government Money Market Funds

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Government Money Market Funds  |  31

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Corporate bonds and notes	$0	$ 18,495,000	$0	$ 18,495,000
Government agency debt	0	15,280,030,289	0	15,280,030,289
Municipal obligations	0	80,661,574	0	80,661,574
Other instruments	0	183,450,000	0	183,450,000
Repurchase agreements	0	86,806,036,977	0	86,806,036,977
U.S. Treasury securities	0	49,696,620,516	0	49,696,620,516
Total assets	$0	$152,065,294,356	$0	$152,065,294,356
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
Prior to June 1, 2021, the management fee rate was as follows:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Over $10 billion	0.130
For the six months ended July 31, 2021, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

32  |  Government Money Market Funds

Notes to financial statements (unaudited)
servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through May 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2021 in order to maintain a positive yield. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.50
Sweep Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.10% of the average daily net assets of Sweep Class shares.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational

Government Money Market Funds  |  33

Notes to financial statements (unaudited)
documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is also expected to go into effect in the second half of 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.

34  |  Government Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Government Money Market Funds  |  35

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

36  |  Government Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  37

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

38  |  Government Money Market Funds

Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of

Government Money Market Funds  |  39

Board considerations (unaudited)
Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was in range of or higher than the average investment performance of the Universe for all other periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Government Money Market Funds Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this

40  |  Government Money Market Funds

Board considerations (unaudited)
regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Government Money Market Funds  |  41

Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo 100% Treasury Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:

42  |  Government Money Market Funds

Board considerations (unaudited)
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity

Government Money Market Funds  |  43

Board considerations (unaudited)
plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board

44  |  Government Money Market Funds

Board considerations (unaudited)
also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its

Government Money Market Funds  |  45

Board considerations (unaudited)
management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

46  |  Government Money Market Funds

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management, LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Government Money Market Funds  |  47

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0821-00201 09-21
SA303/SAR303 07-21

Semi-Annual Report
July 31, 2021
Institutional Money Market Funds
■	Wells Fargo Heritage Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Heritage Money Market Fund for the six-month period that ended July 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.19%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.13%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a -2.76% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.21%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -1.97%, the Bloomberg Municipal Bond Index,6 returned 1.25%, and the ICE BofA U.S. High Yield Index,7 gained 3.68%.
Vaccination rollout drove the stock markets to new highs.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, information technology, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they are operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes are up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and U.K. had been most successful in terms of the vaccine rollout, even in markets where the vaccine lagged, such as in the eurozone and Japan, equity indexes in many of those countries had also been in positive territory for the year.
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed) Board, which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Wells Fargo Funds Management, LLC
Subadvisers	Wells Capital Management, LLC
Wells Capital Management Singapore
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Administrator Class (SHMXX)	6-29-1995	-0.01	1.09	0.56	0.35	0.33
Institutional Class (SHIXX)	3-31-2000	0.01	1.20	0.63	0.23	0.20
Select Class (WFJXX)	6-29-2007	0.07	1.27	0.70	0.19	0.13
Service Class (WHTXX)	6-30-2010	-0.01	1.00	0.51	0.52	0.43

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.33% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2021
	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01

[1]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been -0.20%, -0.09%, -0.05% and -0.34% for Administrator Class, Institutional Class, Select Class and Service Class, respectively.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)
Portfolio composition as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.
Weighted average maturity as of July 31, 2021[1]
28 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2021[1]
35 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2021 to July 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2021	Ending account value 7-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,000.15	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%
Institutional Class
Actual	$1,000.00	$1,000.16	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%
Select Class
Actual	$1,000.00	$1,000.30	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.15	$0.74	0.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.05	$0.75	0.15%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 18.66%
ABN Amro Bank NV	0.09%	8-6-2021	$125,000,000	$ 125,000,000
Australia & New Zealand Banking Group Limited	0.08	8-2-2021	130,000,000	130,000,000
Bank of Montreal	0.17	8-12-2021	75,000,000	75,002,517
Canadian Imperial Bank ( 1 Month LIBOR +0.10%) ±	0.17	1-24-2022	35,000,000	35,000,000
Credit Agricole Corporate and Investment Bank of New York	0.06	8-2-2021	170,000,000	170,000,000
HSBC Bank USA NA	0.07	8-2-2021	150,000,000	150,000,000
KBC Bank SA	0.13	9-13-2021	55,000,000	55,001,098
Mizuho Bank Limited	0.08	8-2-2021	125,000,000	125,000,000
Norinchukin Bank	0.19	9-3-2021	45,000,000	45,004,284
Norinchukin Bank	0.20	10-7-2021	60,000,000	60,010,800
Norinchukin Bank	0.20	10-22-2021	35,000,000	35,006,853
Sumitomo Mitsui Banking Corporation 144A☼	0.10	10-5-2021	30,000,000	29,994,975
Sumitomo Mitsui Trust	0.19	10-8-2021	75,000,000	75,013,114
Total Certificates of deposit (Cost $1,109,995,453)				1,110,033,641

Closed end municipal bond fund obligations: 0.99%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (360 shares) 0.08% 144Aø	36,000,000	36,000,000
Nuveen Floating Rate Income Fund Variable Rate Demand Preferred Shares Class A (230 shares) 0.19% 144Aø	23,000,000	23,000,000
Total Closed end municipal bond fund obligations (Cost $59,000,000)		59,000,000

Commercial paper: 54.27%
Asset-backed commercial paper: 29.96%
Albion Capital Corporation SA ☼	0.12	9-15-2021	25,000,000	24,995,724
Albion Capital Corporation SA ☼	0.13	9-23-2021	35,000,000	34,992,674
Albion Capital Corporation SA ☼	0.14	10-12-2021	12,507,000	12,503,401
Albion Capital Corporation SA ☼	0.17	8-20-2021	30,000,000	29,997,830
Anglesea Funding LLC (1 Month LIBOR +0.08%) 144A±	0.16	12-15-2021	40,000,000	40,000,000
Anglesea Funding LLC (1 Month LIBOR +0.08%) 144A±	0.16	12-29-2021	60,000,000	60,000,000
Anglesea Funding LLC (1 Month LIBOR +0.08%) 144A±	0.16	12-31-2021	30,000,000	29,999,300
Antalis SA 144A☼	0.16	8-12-2021	101,720,000	101,715,959
Autobahn Funding Company LLC 144A☼	0.10	8-5-2021	50,000,000	49,999,250
Bennington Sark Capital Company 144A☼	0.08	8-3-2021	81,685,000	81,684,183
Bennington Sark Capital Company 144A☼	0.08	8-4-2021	30,000,000	29,999,625
Chesham Finance Limited 144A☼	0.08	8-2-2021	25,000,000	24,999,813
Chesham Finance Limited 144A☼	0.08	8-2-2021	45,000,000	44,999,663
Chesham Finance Limited 144A☼	0.13	8-2-2021	61,000,000	60,999,543
Collateralized Commercial Paper V Company LLC ☼	0.20	10-13-2021	50,000,000	49,988,021
Collateralized Commercial Paper V Company LLC ☼	0.22	11-1-2021	42,000,000	41,986,731
Concord Minutemen Capital Company 144A☼	0.12	10-5-2021	35,000,000	34,992,249
Concord Minutemen Capital Company 144A☼	0.21	8-12-2021	65,000,000	64,997,888
Fairway Finance Corporation 144A☼	0.17	11-9-2021	22,705,000	22,696,637
Great Bridge Capital Company LLC 144A☼	0.19	9-23-2021	15,000,000	14,997,021
Great Bridge Capital Company LLC 144A☼	0.19	11-10-2021	10,000,000	9,995,222
Institutional Secured Funding LLC 144A☼	0.14	8-3-2021	20,000,000	19,999,647
Institutional Secured Funding LLC 144A☼	0.14	8-5-2021	20,000,000	19,999,423
Institutional Secured Funding LLC 144A☼	0.14	8-19-2021	40,000,000	39,996,289
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Asset-backed commercial paper (continued)
Ionic Capital II Trust ☼	0.18%	1-7-2022	$ 60,000,000	$ 59,960,555
Ionic Capital II Trust ☼	0.18	1-14-2022	45,000,000	44,968,080
Ionic Capital II Trust ☼	0.19	8-6-2021	60,000,000	59,998,950
Ionic Capital III Trust ☼	0.11	8-12-2021	115,000,000	114,996,263
Ionic Capital III Trust ☼	0.11	8-27-2021	20,000,000	19,998,460
Liberty Funding LLC 144A☼	0.14	9-2-2021	26,450,000	26,447,502
LMA Americas LLC 144A☼	0.07	8-4-2021	70,000,000	69,999,125
Mountcliff Funding LLC 144A☼	0.11	8-3-2021	50,000,000	49,999,500
Mountcliff Funding LLC 144A☼	0.15	10-5-2021	23,100,000	23,093,981
Mountcliff Funding LLC 144A☼	0.16	11-2-2021	20,000,000	19,992,453
Mountcliff Funding LLC 144A☼	0.16	11-15-2021	70,000,000	69,968,080
Nieuw Amsterdam Receivables Corporation ☼	0.06	8-2-2021	21,863,000	21,862,854
Nieuw Amsterdam Receivables Corporation 144A☼	0.09	9-16-2021	30,000,000	29,996,320
Nieuw Amsterdam Receivables Corporation 144A☼	0.12	10-4-2021	40,000,000	39,992,520
Nieuw Amsterdam Receivables Corporation 144A☼	0.13	11-3-2021	45,000,000	44,986,560
Ridgefield Funding Company 144A☼	0.18	11-4-2021	20,000,000	19,994,503
Versailles CDS LLC (1 Month LIBOR +0.08%) 144A±	0.18	11-4-2021	60,000,000	60,006,808
Versailles CDS LLC (1 Month LIBOR +0.09%) 144A±	0.19	10-6-2021	60,000,000	60,000,151
				1,782,798,758
Financial company commercial paper: 22.34%
Australia & New Zealand Banking Group Limited 144A☼	0.10	11-23-2021	38,000,000	37,989,347
Banco Santander SA 144A☼	0.10	8-24-2021	37,000,000	36,997,764
Banco Santander SA 144A☼	0.16	8-2-2021	45,000,000	44,999,700
Banco Santander SA 144A☼	0.17	8-31-2021	25,000,000	24,998,000
Banco Santander SA 144A☼	0.18	8-6-2021	30,000,000	29,999,533
CDP Financial Incorporated 144A☼	0.10	9-27-2021	45,000,000	44,994,100
DBS Bank Limited 144A☼	0.11	11-12-2021	13,000,000	12,994,692
DBS Bank Limited 144A☼	0.17	11-5-2021	70,000,000	69,974,275
DNB Bank ASA ☼	0.06	8-4-2021	75,000,000	74,999,375
DZ Bank AG Deutsche Zentral-Genossenschaftsbank Frankfurt Am Main 144A☼	0.11	10-8-2021	45,325,000	45,315,041
Erste Finance LLC 144A☼	0.08	8-2-2021	137,000,000	136,998,504
HSBC Bank plc (3 Month LIBOR +0.19%) 144A±	0.35	8-10-2021	65,000,000	65,002,550
Nationwide Building Society 144A☼	0.09	8-3-2021	100,000,000	99,999,111
Nationwide Building Society 144A☼	0.09	8-4-2021	37,000,000	36,999,589
Nationwide Building Society 144A☼	0.09	8-23-2021	30,000,000	29,998,280
Skandinaviska Enskilda Bank AB 144A☼	0.17	9-3-2021	85,000,000	84,994,050
Svenska Handelsbanken 144A☼	0.18	10-6-2021	55,000,000	54,991,169
Swedbank AB ☼	0.07	8-5-2021	100,000,000	99,999,000
The Fédération des caisses Desjardins du Québec 144A☼	0.18	10-7-2021	65,000,000	64,988,414
Toronto Dominion Bank (1 Month LIBOR +0.05%) ±	0.14	12-9-2021	25,000,000	24,995,000
Toronto Dominion Bank 144A☼	0.17	10-7-2021	60,000,000	59,989,305
United Overseas Bank Limited 144A☼	0.08	8-10-2021	22,000,000	21,999,462
Westpac Securities NZ Limited 144A☼	0.18	11-9-2021	20,000,000	19,995,467
Westpac Securities NZ Limited 144A☼	0.19	12-6-2021	70,000,000	69,979,181
Westpac Securities NZ Limited 144A☼	0.20	1-6-2022	35,000,000	34,986,000
				1,329,176,909
Other commercial paper: 1.97%
Adventist Health System ☼	0.15	8-3-2021	19,000,000	18,999,829
Caisse des Depots et Consignations 144A☼	0.10	9-10-2021	6,000,000	5,999,370
Caisse des Depots et Consignations 144A☼	0.15	12-15-2021	38,000,000	37,981,646
COFCO Capital Corporation ☼	0.12	8-17-2021	20,000,000	19,998,880
The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Other commercial paper (continued)
COFCO Capital Corporation ☼	0.12%	8-24-2021	$ 11,220,000	$ 11,219,159
COFCO Capital Corporation ☼	0.13	8-3-2021	23,000,000	22,999,755
				117,198,639
Total Commercial paper (Cost $3,229,047,590)				3,229,174,306
Municipal obligations: 17.89%
Arizona: 0.87%
Variable rate demand notes ø: 0.87%
Taxable Municipal Funding Trust Various States Floaters Series 2021-004 (GO revenue, Barclays Bank plc LOC) 144A	0.29	11-15-2054	3,980,000	3,980,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9060TX (Tax revenue, Mizuho Capital Markets LLC LOC) 144A	0.41	2-15-2041	47,804,821	47,804,821
				51,784,821
California: 2.68%
Other municipal debt : 0.50%
California (GO revenue)	0.08	8-4-2021	10,000,000	10,000,033
California (GO revenue)	0.10	8-11-2021	20,000,000	20,000,150
				30,000,183
Variable rate demand notes ø: 2.18%
Floater Residual Trust Various States Series 2020-MIZ9040 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	0.12	10-15-2038	35,000,000	35,000,000
Peralta CA Community College District Limited Obligation Taxable Series B-3 (Education revenue, Barclays Bank plc LOC)	0.08	8-5-2025	8,180,000	8,180,000
Southern CA Metropolitan Water Series A (Water & sewer revenue, Bank of America NA LIQ)	0.08	7-1-2042	30,000,000	30,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27	3-1-2036	18,200,000	18,200,000
University of California Revenue Various Taxable Series Z-1 (Education revenue)	0.07	7-1-2041	38,340,000	38,340,000
				129,720,000
Colorado: 1.95%
Variable rate demand notes ø: 1.95%
Colorado HFA MFHR Class II Series B (Housing revenue, FHLB SPA)	0.12	5-1-2052	83,845,000	83,845,000
Colorado Southern Ute Indian Tribe Reservation Company Series 2007 (Miscellaneous revenue) 144A	0.09	1-1-2027	32,000,000	32,000,000
				115,845,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Georgia: 1.80%
Variable rate demand notes ø: 1.80%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial development revenue, Korea Development Bank LOC)	0.14%	12-1-2022	$ 34,000,000	$ 34,000,000
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial development revenue, Korea Development Bank LOC)	0.14	12-1-2022	73,000,000	73,000,000
				107,000,000
Illinois: 0.53%
Variable rate demand notes ø: 0.53%
Taxable Municipal Funding Trust Various States Floaters Series 2021-11 (Health revenue, Barclays Bank plc LOC) 144A	0.13	9-1-2030	15,600,000	15,600,000
Tender Option Bond Trust Receipts/Certificates (Health revenue, JPMorgan Chase & Company LIQ) 144A	0.17	5-15-2050	16,000,000	16,000,000
				31,600,000
Kansas: 0.15%
Variable rate demand notes ø: 0.15%
Olathe KS Multi-Modal-Diamant Boart Series B (Industrial development revenue, Svenska HandelsBanken LOC)	0.56	3-1-2027	8,900,000	8,900,000
Kentucky: 0.27%
Variable rate demand notes ø: 0.27%
Kentucky Housing Corporation Series O (Housing revenue, Kentucky Housing Corporation SPA)	0.09	1-1-2036	9,460,000	9,460,000
Kentucky Housing Corporation Series T (Housing revenue, Kentucky Housing Corporation SPA)	0.09	7-1-2037	6,630,000	6,630,000
				16,090,000
Maine: 0.81%
Variable rate demand notes ø: 0.81%
Maine State Housing Authority Mortgage Purchase Various Taxable Series E (Housing revenue, Barclays Bank plc SPA)	0.08	11-15-2052	30,300,000	30,300,000
Portland ME Pension Bonds (GO revenue, TD Bank NA LOC)	0.08	6-1-2026	17,760,000	17,760,000
				48,060,000
Michigan: 0.61%
Variable rate demand notes ø: 0.61%
Michigan State Housing Development AMT Refunding Bond Series B (Housing revenue, Industrial & Commercial Bank of China Limited SPA)	0.08	6-1-2038	36,555,000	36,555,000
New Hampshire: 0.94%
Variable rate demand notes ø: 0.94%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial development revenue, Kookmin Bank LOC) 144A	0.14	10-1-2028	56,000,000	56,000,000
The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
New York: 2.56%
Other municipal debt : 0.47%
Long Island NY Power Authority Series 2015-GR5A (Utilities revenue)	0.11%	8-26-2021	$ 28,000,000	$ 28,000,372
Variable rate demand notes ø: 2.09%
New York Dormitory Authority Personal Income Tax Revenue Series XFT910 (Tax revenue, Citibank NA LIQ) 144A	0.15	3-15-2040	4,000,000	4,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax revenue, Morgan Stanley Bank LIQ) 144A	0.19	3-15-2040	16,000,000	16,000,000
New York City NY Housing Development Corporation Multifamily Housing Revenue Various Taxable Series F-2 (Housing revenue, Royal Bank of Canada SPA)	0.07	5-1-2060	12,000,000	12,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & sewer revenue, Citibank NA LIQ) 144A	0.15	6-15-2044	16,000,000	16,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-007 (GO revenue, Barclays Bank plc LOC) 144A	0.29	4-1-2025	5,715,000	5,715,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A	0.29	5-15-2056	42,020,000	42,020,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-005 (GO revenue, Barclays Bank plc LOC)	0.29	4-1-2052	28,500,000	28,500,000
				124,235,000
Oregon: 0.45%
Other municipal debt : 0.45%
Port of Portland Oregon International Airport Series B (Airport revenue)	0.09	8-2-2021	26,600,000	26,600,000
Other: 4.03%
Variable rate demand notes ø: 4.03%
JPMorgan Chase Puttable Tax-Exempt Receipts/Derivative Inverse Tax-Exempt Receipts & Custodial Receipts Trust Series 5039 (Miscellaneous revenue)	0.19	11-16-2022	85,000,000	85,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-007 (GO revenue, Barclays Bank plc LOC) 144A	0.29	5-1-2029	10,970,000	10,970,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-019 (GO revenue, Barclays Bank plc LOC) 144A	0.29	12-1-2030	2,565,000	2,565,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-003 (GO revenue, Barclays Bank plc LOC) 144A	0.29	1-16-2025	4,260,000	4,260,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-012 (GO revenue, Barclays Bank plc LOC) 144A	0.13	9-1-2030	31,170,000	31,170,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-11 (GO revenue, Barclays Bank plc LOC) 144A	0.29	9-1-2030	106,100,000	106,100,000
				240,065,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—July 31, 2021 (unaudited)

		Interest rate	Maturitydate	Principal	Value
Texas: 0.24%
Other municipal debt : 0.24%
Texas PFA Series A (Miscellaneous revenue)		0.10%	8-25-2021	$ 14,000,000	$ 14,000,000
Total Municipal obligations (Cost $1,064,454,821)					1,064,455,376
Other instruments: 3.66%
AARP §øø		0.07	5-1-2031	30,000,000	30,000,000
Altoona Blair County Development Corporation 144A§øø		0.15	4-1-2035	12,000,000	12,000,000
Altoona Blair County Development Corporation 144A§øø		0.15	9-1-2038	14,850,000	14,850,000
Altoona Blair County Development Corporation 144A§øø		0.15	9-1-2038	39,350,000	39,350,000
Fortenbery Children 2017 Irrevocable Trust UTA §øø		0.12	4-1-2026	15,000,000	15,000,000
Keep Memory Alive §øø		0.15	5-1-2037	31,740,000	31,740,000
Ken-Vin Life Company LLC §øø		0.12	12-1-2059	19,645,000	19,645,000
L Ward Huntley Irrevocable Life Insurance Trust §øø		0.12	4-1-2071	14,000,000	14,000,000
Morris Family Insurance Trust §øø		0.12	10-1-2059	3,350,000	3,350,000
New Grammercy LLC §øø		0.13	2-1-2061	15,000,000	15,000,000
Rock Hill SI LLC §øø		0.13	6-1-2061	23,000,000	23,000,000
Total Other instruments (Cost $217,935,000)					217,935,000
Other notes: 3.83%
Corporate bonds and notes: 3.83%
ASC Ravenna LLC §øø		0.13	6-1-2056	31,080,000	31,080,000
Cellmark Incorporated Taxable Notes Series 2018A §øø		0.12	6-1-2038	44,000,000	44,000,000
Jets Stadium Development LLC Series A-4B 144A§øø		0.13	4-1-2047	56,560,000	56,560,000
Jets Stadium Finance 144A§øø		0.13	4-1-2047	22,220,000	22,220,000
Lavonne V. Johnson Life Insurance Trust §øø		0.12	6-1-2041	24,790,000	24,790,000
SSAB AB Series A §øø		0.12	6-1-2035	34,000,000	34,000,000
VPM Linden Manor LP §øø		0.13	9-1-2060	15,200,000	15,200,000
Total Other notes (Cost $227,850,000)					227,850,000
Repurchase agreements^^: 0.67%
Standard Chartered Bank, dated 7-30-2021, maturity value $39,650,198		0.06	8-2-2021	39,650,000	39,650,000
Total Repurchase agreements (Cost $39,650,000)					39,650,000
Total investments in securities (Cost $5,947,932,864)	99.97%				5,948,098,323
Other assets and liabilities, net	0.03				1,950,248
Total net assets	100.00%				$5,950,048,571

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by U.S. government securities, 0.00% to 4.75%, 9-9-2021 to 7-1-2051, fair value including accrued interest is $40,466,232.
☼	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)
Abbreviations:
AMT	Alternative minimum tax
FHLB	Federal Home Loan Bank
GO	General obligation
HFA	Housing Finance Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PFA	Public Finance Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of assets and liabilities—July 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $5,947,932,864)	$ 5,948,098,323
Cash	10,210
Receivable for investments sold	2,060,000
Receivable for interest	623,039
Receivable for Fund shares sold	300,450
Prepaid expenses and other assets	561,555
Total assets	5,951,653,577
Liabilities
Management fee payable	785,072
Payable for Fund shares redeemed	318,625
Administration fees payable	255,682
Custodian and accounting fee payable	83,814
Dividends payable	12,353
Trustees’ fees and expenses payable	4,089
Accrued expenses and other liabilities	145,371
Total liabilities	1,605,006
Total net assets	$5,950,048,571
Net assets consist of
Paid-in capital	$ 5,953,683,130
Total distributable loss	(3,634,559)
Total net assets	$5,950,048,571
Computation of net asset value per share
Net assets – Administrator Class	$ 131,412,977
Shares outstanding – Administrator Class[1]	131,387,481
Net asset value per share – Administrator Class	$1.0002
Net assets – Institutional Class	$ 728,675,299
Shares outstanding – Institutional Class[1]	728,568,753
Net asset value per share – Institutional Class	$1.0001
Net assets – Select Class	$ 4,966,151,036
Shares outstanding – Select Class[1]	4,965,126,392
Net asset value per share – Select Class	$1.0002
Net assets – Service Class	$ 123,809,259
Shares outstanding – Service Class[1]	123,794,800
Net asset value per share – Service Class	$1.0001
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2021 (unaudited)

Investment income
Interest	$ 6,453,121
Expenses
Management fee	5,446,377
Administration fees
Administrator Class	61,742
Institutional Class	333,739
Select Class	1,272,413
Service Class	63,475
Shareholder servicing fees
Administrator Class	56,666
Service Class	112,599
Custody and accounting fees	203,020
Professional fees	40,057
Registration fees	36,547
Shareholder report expenses	15,722
Trustees’ fees and expenses	9,610
Other fees and expenses	97,535
Total expenses	7,749,502
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,515,106)
Administrator Class	(74,294)
Institutional Class	(41,831)
Service Class	(143,235)
Net expenses	4,975,036
Net investment income	1,478,085
Realized and unrealized gains (losses) on investments
Net realized gains on investments	15,467
Net change in unrealized gains (losses) on investments	(355,976)
Net realized and unrealized gains (losses) on investments	(340,509)
Net increase in net assets resulting from operations	$ 1,137,576
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of changes in net assets

	Six months ended July 31, 2021 (unaudited)		Year ended January 31, 2021
Operations
Net investment income		$ 1,478,085		$ 42,570,022
Net realized gains (losses) on investments		15,467		(3,462,935)
Net change in unrealized gains (losses) on investments		(355,976)		(935,328)
Net increase in net assets resulting from operations		1,137,576		38,171,759
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(6,172)		(436,596)
Institutional Class		(49,828)		(6,503,976)
Select Class		(1,416,793)		(35,587,951)
Service Class		(5,289)		(156,658)
Total distributions to shareholders		(1,478,082)		(42,685,181)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	34,749,524	34,765,591	151,680,145	151,753,090
Institutional Class	1,560,772,255	1,561,460,657	8,350,606,674	8,354,296,880
Select Class	9,022,844,824	9,027,629,245	52,923,446,524	52,952,592,405
Service Class	222,818,109	222,870,585	191,669,359	191,728,887
		10,846,726,078		61,650,371,262
Reinvestment of distributions
Administrator Class	5,916	5,918	434,551	434,670
Institutional Class	46,624	46,644	5,364,861	5,366,701
Select Class	1,188,466	1,189,103	28,485,791	28,498,799
Service Class	4,190	4,191	125,346	125,362
		1,245,856		34,425,532
Payment for shares redeemed
Administrator Class	(54,812,816)	(54,837,770)	(188,896,671)	(188,974,481)
Institutional Class	(1,736,570,958)	(1,737,311,616)	(9,265,802,669)	(9,269,605,465)
Select Class	(12,736,042,678)	(12,742,751,977)	(51,598,922,110)	(51,624,804,401)
Service Class	(240,489,441)	(240,568,334)	(205,517,672)	(205,573,717)
		(14,775,469,697)		(61,288,958,064)
Net asset value of shares issued in acquisition
Administrator Class	74,725,415	74,759,591	0	0
Institutional Class	109,981,768	110,028,740	0	0
Select Class	208,219,903	208,337,953	0	0
Service Class	99,315,488	99,370,192	0	0
		492,496,476		0
Net increase (decrease) in net assets resulting from capital share transactions		(3,435,001,287)		395,838,730
Total increase (decrease) in net assets		(3,435,341,793)		391,325,308
Net assets
Beginning of period		9,385,390,364		8,994,065,056
End of period		$ 5,950,048,571		$ 9,385,390,364
The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0003	$1.0005	$1.0004	$1.0003	$1.0003	$1.0000
Net investment income	0.0001	0.0033	0.0203	0.0188	0.0096	0.0028
Net realized and unrealized gains (losses) on investments	(0.0002)	(0.0002)	0.0001	0.0001	0.0000 [1]	0.0003
Total from investment operations	(0.0001)	0.0031	0.0204	0.0189	0.0096	0.0031
Distributions to shareholders from
Net investment income	(0.0000) [1]	(0.0033)	(0.0203)	(0.0188)	(0.0096)	(0.0028)
Net realized gains	0.0000	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0000) [1]	(0.0033)	(0.0203)	(0.0188)	(0.0096)	(0.0028)
Net asset value, end of period	$1.0002	$1.0003	$1.0005	$1.0004	$1.0003	$1.0003
Total return[2]	(0.01)%	0.32%	2.05%	1.91%	0.96%	0.31%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.36%	0.40%	0.35%
Net expenses	0.16% *	0.29% *	0.33%	0.33%	0.32%	0.33%
Net investment income	0.01%	0.39%	2.01%	1.87%	0.96%	0.24%
Supplemental data
Net assets, end of period (000s omitted)	$131,413	$76,740	$113,555	$92,671	$92,542	$82,591

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.17%
Year ended January 31, 2021	0.03%

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0003	$1.0004	$1.0004	$1.0003	$1.0003	$1.0000
Net investment income	0.0001	0.0041	0.0216	0.0202	0.0108	0.0039
Net realized and unrealized gains (losses) on investments	(0.0002)	0.0000	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0005
Total from investment operations	(0.0001)	0.0041	0.0216	0.0202	0.0108	0.0044
Distributions to shareholders from
Net investment income	(0.0001)	(0.0042)	(0.0216)	(0.0201)	(0.0108)	(0.0041)
Net realized gains	0.0000	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0001)	(0.0042)	(0.0216)	(0.0201)	(0.0108)	(0.0041)
Net asset value, end of period	$1.0001	$1.0003	$1.0004	$1.0004	$1.0003	$1.0003
Total return[2]	(0.01)%	0.42%	2.18%	2.04%	1.09%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.23%	0.23%	0.24%	0.28%	0.23%
Net expenses	0.16% [3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.46%	2.14%	2.03%	1.11%	0.36%
Supplemental data
Net assets, end of period (000s omitted)	$728,675	$794,541	$1,704,936	$1,573,458	$1,104,814	$749,052

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratio reflects class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.04% higher.
The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Select Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0004	$1.0005	$1.0005	$1.0004	$1.0004	$1.0000
Net investment income	0.0002	0.0049	0.0223	0.0208	0.0116	0.0048
Net realized and unrealized gains (losses) on investments	(0.0002)	(0.0001)	0.0000 [1]	0.0001	0.0000 [1]	0.0004
Total from investment operations	0.0000	0.0048	0.0223	0.0209	0.0116	0.0052
Distributions to shareholders from
Net investment income	(0.0002)	(0.0049)	(0.0223)	(0.0208)	(0.0116)	(0.0048)
Net realized gains	0.0000	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0002)	(0.0049)	(0.0223)	(0.0208)	(0.0116)	(0.0048)
Net asset value, end of period	$1.0002	$1.0004	$1.0005	$1.0005	$1.0004	$1.0004
Total return[2]	0.00%	0.49%	2.25%	2.11%	1.16%	0.52%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.19%	0.19%	0.20%	0.24%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.12%	0.13%
Net investment income	0.04%	0.40%	2.21%	2.10%	1.19%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$4,966,151	$8,471,954	$7,119,681	$6,459,320	$5,717,659	$3,386,093

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0002	$1.0004	$1.0004	$1.0003	$1.0003	$1.0000
Net investment income	0.0000	0.0031	0.0194	0.0177	0.0085	0.0016
Net realized and unrealized gains (losses) on investments	(0.0001)	(0.0004)	(0.0001)	0.0002	0.0000 [1]	0.0005
Total from investment operations	(0.0001)	0.0027	0.0193	0.0179	0.0085	0.0021
Distributions to shareholders from
Net investment income	(0.0000) [1]	(0.0029)	(0.0193)	(0.0178)	(0.0085)	(0.0018)
Net realized gains	0.0000	0.0000	(0.0000) [1]	0.0000	(0.0000) [1]	0.0000
Total distributions to shareholders	(0.0000) [1]	(0.0029)	(0.0193)	(0.0178)	(0.0085)	(0.0018)
Net asset value, end of period	$1.0001	$1.0002	$1.0004	$1.0004	$1.0003	$1.0003
Total return[2]	(0.01)%	0.28%	1.95%	1.81%	0.85%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.50%	0.51%	0.51%	0.55%	0.52%
Net expenses	0.15% *	0.34% *	0.43%	0.43%	0.43%	0.43%
Net investment income	0.01%	0.33%	1.92%	1.79%	0.84%	0.13%
Supplemental data
Net assets, end of period (000s omitted)	$123,809	$42,155	$55,893	$70,327	$61,415	$67,439

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.28%
Year ended January 31, 2021	0.09%

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Institutional Money Market Funds

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the "Fund") which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2021.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreements. The Fund's Board of Trustees approved a new investment management and new subadvisory agreements and approved submitting the agreements to the Fund’s shareholders for approval at a Special Meeting of Shareholders expected to be held on October 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

Institutional Money Market Funds  |  23

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2021, the aggregate cost of all investments for federal income tax purposes was $5,947,411,429 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$729,034
Gross unrealized losses	(42,140)
Net unrealized gains	$686,894
As of January 31, 2021, the Fund had capital loss carryforwards which consisted of $3,466,779 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

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Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$ 1,110,033,641	$0	$ 1,110,033,641
Closed end municipal bond fund obligations	0	59,000,000	0	59,000,000
Commercial paper	0	3,229,174,306	0	3,229,174,306
Municipal obligations	0	1,064,455,376	0	1,064,455,376
Other instruments	0	217,935,000	0	217,935,000
Other notes	0	227,850,000	0	227,850,000
Repurchase agreements	0	39,650,000	0	39,650,000
Total assets	$0	$5,948,098,323	$0	$5,948,098,323
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120

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Notes to financial statements (unaudited)
Prior to June 1, 2021, the management fee rate was as follows:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Over $10 billion	0.130
For the six months ended July 31, 2021, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2021 in order to maintain a positive yield. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Administrator Class	0.33%
Institutional Class	0.20
Select Class	0.13
Service Class	0.43

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Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. ACQUISITION
After the close of business on March 26, 2021, the Fund acquired the net assets of Wells Fargo Cash Investment Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Administrator Class, Institutional Class, Select Class and Service Class shares of Wells Fargo Cash Investment Money Market Fund received Administrator Class, Institutional Class, Select Class and Service Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Cash Investment Money Market Fund for 492,242,574 shares of the Fund valued at $492,496,476 at an exchange ratio of 1.00, 1.00, 1.00 and 1.00 for Administrator Class, Institutional Class, Select Class and Service Class shares, respectively. The investment portfolio of Wells Fargo Cash Investment Money Market Fund with a fair value of $491,721,702, identified cost of $491,720,949 and unrealized gains of $753 at March 26, 2021 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Cash Investment Money Market Fund and the Fund immediately prior to the acquisition were $492,497,231 and $8,109,685,068, respectively. The aggregate net assets of the Fund immediately after the acquisition were $8,602,182,299. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Cash Investment Money Market Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed February 1, 2021, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the six months ended July 31, 2021 would have been as follows:
Net investment income	$1,096,964
Net realized and unrealized losses on investments	(339,027)
Net increase in net assets resulting from operations	$757,937
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Cash Investment Money Market Fund that have been included in the Fund’s Statement of Operations since March 29, 2021.
6. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
7. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

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Notes to financial statements (unaudited)
8. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is also expected to go into effect in the second half of 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.

28  |  Institutional Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Institutional Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

32  |  Institutional Money Market Funds

Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Heritage Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Advisers, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Advisers, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with each Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Advisers to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the

Institutional Money Market Funds  |  33

Board considerations (unaudited)
investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than or in range of the average investment performance of the Universe for all year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class. of the expense Groups for all other share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

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Board considerations (unaudited)
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and Wells Capital Management Incorporated from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo 100% Treasury Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:

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Board considerations (unaudited)
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity

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Board considerations (unaudited)
plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board

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Board considerations (unaudited)
also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its

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Board considerations (unaudited)
management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

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Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management, LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Institutional Money Market Funds  |  41

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0821-00199 09-21
SA304/SAR304 07-21

Semi-Annual Report
July 31, 2021
Retail Money Market Funds
■	Wells Fargo Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Money Market Fund for the six-month period that ended July 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.19%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.13%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a -2.76% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.21%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -1.97%, the Bloomberg Municipal Bond Index,6 returned 1.25%, and the ICE BofA U.S. High Yield Index,7 gained 3.68%.
Vaccination rollout drove the stock markets to new highs.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, information technology, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they are operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes are up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and U.K. had been most successful in terms of the vaccine rollout, even in markets where the vaccine lagged, such as in the eurozone and Japan, equity indexes in many of those countries had also been in positive territory for the year.
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed) Board, which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Retail Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Wells Fargo Funds Management, LLC
Subadvisers	Wells Capital Management, LLC
Wells Capital Management Singapore
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2021
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (STGXX)	7-1-1992	–	–	–	0.01	0.86	0.44	0.68	0.60
Class C *	6-30-2010	-0.99	0.39	0.20	0.01	0.39	0.20	1.43	1.35
Premier Class (WMPXX)[3]	3-31-2016	–	–	–	0.09	1.22	0.62	0.29	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	0.01	0.95	0.48	0.58	0.50

*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C,, 0.20% for Premier Class and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns for the Premier Class shares would be higher.

Yield summary (%) as of July 31, 2021
	Class A	Class C*	Premier Class	Service Class
7-day current yield[1]	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.02	0.01
30-day compound yield	0.01	0.01	0.02	0.01

*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.
[1]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been -0.50%, -1.02%, -0.15% and -0.41% for Class A, Class C, Premier Class and Service Class, respectively.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Retail Money Market Funds

Performance highlights (unaudited)
For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Retail Money Market Funds  |  7

Performance highlights (unaudited)
Portfolio composition as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.
Weighted average maturity as of July 31, 2021[1]
30 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2021[1]
38 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Retail Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2021 to July 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 2-1-2021	Ending account value 7-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%
Class C
Actual	$1,000.00	$1,000.05	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%
Premier Class
Actual	$1,000.00	$1,000.21	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$0.79	0.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	$0.80	0.16%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of deposit: 19.30%
ABN Amro Bank NV	0.09%	8-6-2021	$ 75,000,000	$ 75,000,000
Australia & New Zealand Banking Group Limited	0.08	8-2-2021	70,000,000	70,000,000
Bank of Montreal	0.17	8-12-2021	25,000,000	25,000,000
Bank of Montreal (3 Month LIBOR +0.11%) ±	0.23	12-15-2021	25,000,000	25,000,000
Canadian Imperial Bank of Commerce 144A☼	0.18	10-20-2021	40,000,000	39,984,200
Credit Agricole Corporate and Investment Bank of New York	0.06	8-2-2021	90,000,000	90,000,000
HSBC Bank USA NA	0.07	8-2-2021	50,000,000	50,000,000
KBC Bank SA	0.13	9-13-2021	45,000,000	45,000,000
Mizuho Bank Limited	0.08	8-2-2021	90,825,000	90,825,000
Norinchukin Bank	0.19	9-3-2021	30,000,000	30,000,000
Norinchukin Bank	0.20	10-7-2021	40,000,000	40,000,000
Norinchukin Bank	0.20	10-22-2021	15,000,000	15,000,337
Royal Bank of Canada (3 Month LIBOR +0.09%) ±	0.22	12-10-2021	25,000,000	25,000,000
Sumitomo Mitsui Banking Corporation 144A☼	0.10	10-5-2021	30,000,000	29,994,667
Sumitomo Mitsui Trust	0.18	11-16-2021	30,450,000	30,450,000
Sumitomo Mitsui Trust	0.19	10-8-2021	25,000,000	25,000,000
Total Certificates of deposit (Cost $706,254,204)				706,254,204

Closed end municipal bond fund obligations: 1.34%
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (150 shares) 0.08% 144Aø	15,000,000	15,000,000
Nuveen Floating Rate Income Fund Variable Rate Demand Preferred Shares Class A (110 shares) 0.19% 144Aø	11,000,000	11,000,000
Nuveen Short Duration Credit Opportunities Fund Taxable Fund Preferred Shares Series A (23,000 shares) 0.19% 144Aø	23,000,000	23,000,000
Total Closed end municipal bond fund obligations (Cost $49,000,000)		49,000,000

Commercial paper: 53.87%
Asset-backed commercial paper: 30.96%
Albion Capital Corporation SA ☼	0.12	9-15-2021	12,298,000	12,296,196
Albion Capital Corporation SA ☼	0.13	9-23-2021	15,000,000	14,997,183
Albion Capital Corporation SA ☼	0.17	8-20-2021	33,850,000	33,847,123
Anglesea Funding LLC (U.S. OBFR +0.08%) 144A±	0.16	12-15-2021	25,000,000	25,000,000
Anglesea Funding LLC (U.S. OBFR +0.08%) 144A±	0.16	12-29-2021	40,000,000	40,000,000
Anglesea Funding LLC (U.S. OBFR +0.08%) 144A±	0.16	12-31-2021	20,000,000	20,000,000
Antalis SA 144A☼	0.16	8-12-2021	55,000,000	54,997,500
Autobahn Funding Company LLC 144A☼	0.10	8-5-2021	30,000,000	29,999,750
Bennington Sark Capital Company 144A☼	0.08	8-3-2021	55,000,000	54,999,870
Bennington Sark Capital Company 144A☼	0.08	8-4-2021	10,000,000	9,999,956
Chesham Finance Limited 144A☼	0.08	8-2-2021	90,000,000	90,000,000
Chesham Finance Limited 144A☼	0.08	8-2-2021	10,000,000	10,000,000
Collateralized Commercial Paper V Company LLC ☼	0.22	11-1-2021	17,000,000	16,990,546
Concord Minutemen Capital Company 144A☼	0.12	10-5-2021	25,000,000	24,994,667
Fairway Finance Corporation 144A☼	0.17	11-9-2021	14,000,000	13,993,455
Great Bridge Capital Company LLC 144A☼	0.19	9-23-2021	10,000,000	9,997,256
Great Bridge Capital Company LLC 144A☼	0.19	11-10-2021	10,000,000	9,994,722
Great Bridge Capital Company LLC 144A☼	0.20	9-16-2021	48,750,000	48,737,813
The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Asset-backed commercial paper (continued)
Institutional Secured Funding LLC 144A☼	0.14%	8-5-2021	$ 25,000,000	$ 24,999,708
Institutional Secured Funding LLC 144A☼	0.14	8-19-2021	20,000,000	19,998,678
Ionic Capital II Trust ☼	0.18	1-7-2022	40,000,000	39,968,400
Ionic Capital II Trust ☼	0.18	1-14-2022	20,000,000	19,983,500
Ionic Capital II Trust ☼	0.19	8-6-2021	40,000,000	39,999,156
Ionic Capital III Trust ☼	0.11	8-12-2021	49,100,000	49,098,500
Ionic Capital III Trust ☼	0.11	8-27-2021	15,000,000	14,998,854
Liberty Funding LLC 144A☼	0.14	9-2-2021	20,000,000	19,997,589
LMA Americas LLC 144A☼	0.07	8-4-2021	40,000,000	39,999,844
LMA Americas LLC 144A☼	0.09	8-10-2021	13,500,000	13,499,730
Mountcliff Funding LLC 144A☼	0.11	8-3-2021	50,000,000	49,999,854
Mountcliff Funding LLC 144A☼	0.15	10-5-2021	15,000,000	14,996,000
Mountcliff Funding LLC 144A☼	0.16	11-2-2021	10,000,000	9,995,911
Mountcliff Funding LLC 144A☼	0.16	11-15-2021	30,000,000	29,986,000
Nieuw Amsterdam Receivables Corporation 144A☼	0.09	9-16-2021	20,000,000	19,997,750
Nieuw Amsterdam Receivables Corporation 144A☼	0.12	10-4-2021	35,000,000	34,992,650
Nieuw Amsterdam Receivables Corporation 144A☼	0.13	11-3-2021	30,000,000	29,989,925
Ridgefield Funding Company 144A☼	0.18	11-4-2021	10,000,000	9,995,300
Versailles CDS LLC (1 Month LIBOR +0.08%) 144A±	0.18	11-4-2021	40,000,000	40,000,000
Versailles CDS LLC (1 Month LIBOR +0.09%) 144A±	0.19	10-6-2021	40,000,000	40,000,000
Washington Morgan Capital Company LLC 144A	0.25	11-19-2021	50,000,000	50,000,000
				1,133,343,386
Financial company commercial paper: 19.70%
Australia & New Zealand Banking Group Limited 144A☼	0.10	11-23-2021	23,750,000	23,742,545
Banco Santander SA 144A☼	0.10	8-24-2021	22,700,000	22,698,613
Banco Santander SA 144A☼	0.16	8-2-2021	30,000,000	30,000,000
Banco Santander SA 144A☼	0.17	8-31-2021	16,129,000	16,126,791
Banco Santander SA 144A☼	0.18	8-6-2021	20,000,000	19,999,600
CDP Financial Incorporated 144A☼	0.10	9-27-2021	30,000,000	29,995,333
DBS Bank Limited 144A☼	0.11	11-12-2021	20,000,000	19,994,050
DBS Bank Limited 144A☼	0.17	11-5-2021	30,000,000	29,986,542
DNB Bank ASA ☼	0.06	8-4-2021	50,000,000	49,999,833
Erste Finance LLC 144A☼	0.08	8-2-2021	100,000,000	100,000,000
HSBC Bank plc (3 Month LIBOR +0.19%) 144A±	0.35	8-10-2021	43,000,000	43,002,408
National Australia Bank Limited (3 Month LIBOR +0.06%) 144A±	0.24	11-5-2021	25,000,000	25,000,000
Nationwide Building Society 144A☼	0.09	8-3-2021	28,500,000	28,499,929
Nationwide Building Society 144A☼	0.09	8-4-2021	14,000,000	13,999,930
Nationwide Building Society 144A☼	0.09	8-23-2021	45,000,000	44,997,638
Skandinaviska Enskilda Bank AB 144A☼	0.17	9-3-2021	15,000,000	14,997,733
Svenska Handelsbanken 144A☼	0.18	10-6-2021	20,000,000	19,993,500
Swedbank AB ☼	0.07	8-5-2021	50,000,000	49,999,708
The Fédération des caisses Desjardins du Québec 144A☼	0.18	10-7-2021	35,000,000	34,988,450
Toronto Dominion Bank (Bloomberg 3 Month Short Term Bank Yield +0.05%) ±	0.14	12-9-2021	15,000,000	15,000,000
Toronto Dominion Bank 144A☼	0.17	10-7-2021	15,000,000	14,995,325
United Overseas Bank Limited 144A☼	0.08	8-10-2021	13,000,000	12,999,769
Westpac Securities NZ Limited 144A☼	0.18	11-9-2021	15,000,000	14,992,575
Westpac Securities NZ Limited 144A☼	0.19	12-6-2021	30,000,000	29,980,050
Westpac Securities NZ Limited 144A☼	0.20	1-6-2022	15,000,000	14,986,917
				720,977,239
Other commercial paper: 3.21%
Adventist Health System ☼	0.15	8-3-2021	11,000,000	10,999,954
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Other commercial paper (continued)
Caisse des Depots et Consignations 144A☼	0.10%	9-7-2021	$ 25,000,000	$ 24,997,500
Caisse des Depots et Consignations 144A☼	0.15	12-15-2021	12,000,000	11,993,475
COFCO Capital Corporation ☼	0.12	8-17-2021	15,740,000	15,739,213
COFCO Capital Corporation ☼	0.12	8-24-2021	10,000,000	9,999,267
COFCO Capital Corporation ☼	0.13	8-3-2021	14,700,000	14,699,947
COFCO Capital Corporation ☼	0.13	8-10-2021	12,760,000	12,759,631
FMS Wertmanagement 144A☼	0.10	9-24-2021	16,313,000	16,310,598
				117,499,585
Total Commercial paper (Cost $1,971,820,210)				1,971,820,210
Municipal obligations: 21.66%
Arizona: 1.16%
Variable rate demand notes ø: 1.16%
Taxable Municipal Funding Trust Various States Floaters Series 2021-004 (GO revenue, Barclays Bank plc LOC) 144A	0.29	11-15-2054	5,370,000	5,370,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2021-MIZ9060TX (Tax revenue, Mizuho Capital Markets LLC LOC) 144A	0.41	2-15-2041	37,019,429	37,019,429
				42,389,429
California: 5.42%
Other municipal debt : 0.88%
California (GO revenue)	0.08	8-4-2021	17,530,000	17,530,000
California (GO revenue)	0.10	8-11-2021	14,825,000	14,825,000
				32,355,000
Variable rate demand notes ø: 4.54%
Floater Residual Trust Various States Series 2020-MIZ9040 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	0.12	10-15-2038	15,000,000	15,000,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous revenue, Morgan Stanley Bank LIQ) 144A	0.19	11-1-2041	18,000,000	18,000,000
San Francisco CA City & County Public Utilities Commission (Water & sewer revenue)	0.13	10-20-2021	26,618,000	26,618,000
Southern CA Metropolitan Water Series A (Water & sewer revenue, Bank of America NA LIQ)	0.08	7-1-2042	27,000,000	27,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-001 (GO revenue, Barclays Bank plc LOC) 144A	0.29	2-1-2031	17,650,000	17,650,000
Tender Option Bond Trust Receipts/Certificates Los Angeles Community College District Series 2016-TXG002 (GO revenue, Bank of America NA LIQ) 144A	0.21	8-1-2049	15,500,000	15,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27	3-1-2036	11,465,000	11,465,000
University of California Revenue Various Taxable Series Z-1 (Education revenue)	0.07	7-1-2041	35,000,000	35,000,000
				166,233,000
The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Colorado: 1.39%
Variable rate demand notes ø: 1.39%
Colorado HFA MFHR Class II Series B (Housing revenue, FHLB SPA)	0.12%	5-1-2052	$ 36,330,000	$ 36,330,000
Colorado Southern Ute Indian Tribe Reservation Company Series 2007 (Miscellaneous revenue) 144A	0.09	1-1-2027	14,490,000	14,490,000
				50,820,000
Georgia: 1.77%
Other municipal debt : 0.32%
Georgia Municipal Electric Authority Project One Series B (Tax revenue)	0.10	9-1-2021	11,782,000	11,782,000
Variable rate demand notes ø: 1.45%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial development revenue, Korea Development Bank LOC)	0.14	12-1-2022	26,000,000	26,000,000
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial development revenue, Korea Development Bank LOC)	0.14	12-1-2022	27,000,000	27,000,000
				53,000,000
Illinois: 0.30%
Variable rate demand notes ø: 0.30%
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF0779 (Tax revenue, BAM Insured, TD Bank NA LIQ) 144A	0.07	1-1-2048	11,000,000	11,000,000
Kentucky: 0.10%
Variable rate demand notes ø: 0.10%
Kentucky Housing Corporation Series O (Housing revenue, Kentucky Housing Corporation SPA)	0.09	1-1-2036	3,640,000	3,640,000
Maine: 0.55%
Variable rate demand notes ø: 0.55%
Maine State Housing Authority Mortgage Purchase Various Taxable Series E (Housing revenue, Barclays Bank plc SPA)	0.08	11-15-2052	20,000,000	20,000,000
Michigan: 0.30%
Variable rate demand notes ø: 0.30%
Michigan State Housing Development AMT Refunding Bond Series B (Housing revenue, Industrial & Commercial Bank of China Limited SPA)	0.08	6-1-2038	10,865,000	10,865,000
Missouri: 0.41%
Variable rate demand notes ø: 0.41%
Bridgeton MO IDA Stolze Printing (Industrial development revenue, Carrollton Bank LOC)	0.13	12-1-2047	2,800,000	2,800,000
RBC Municipal Products Incorporated (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.08	9-1-2039	12,200,000	12,200,000
				15,000,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
New Hampshire: 1.32%
Variable rate demand notes ø: 1.32%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial development revenue, Kookmin Bank LOC) 144A	0.14%	10-1-2028	$ 24,000,000	$ 24,000,000
New Hampshire National Finance Authority Industrial Development Revenue Series A (Industrial development revenue, Kookmin Bank LOC) 144A	0.14	7-1-2029	24,500,000	24,500,000
				48,500,000
New York: 4.59%
Other municipal debt : 2.13%
Long Island NY Power Authority Series 2015-GR3A (Utilities revenue)	0.10	9-2-2021	15,000,000	15,000,000
Long Island NY Power Authority Series 2015-GR5A (Utilities revenue)	0.11	8-26-2021	22,000,000	22,000,000
Port Authority of New York & New Jersey Series C (Airport revenue)	0.22	10-21-2021	11,835,000	11,835,000
Port Authority of New York & New Jersey Series C (Airport revenue)	0.23	9-16-2021	15,240,000	15,240,000
Port Authority of New York & New Jersey Series C (Airport revenue)	0.24	8-17-2021	14,025,000	14,025,000
				78,100,000
Variable rate demand notes ø: 2.46%
New York City NY Housing Development Corporation Multifamily Housing Revenue Various Taxable Series F-2 (Housing revenue, Royal Bank of Canada SPA)	0.07	5-1-2060	6,490,000	6,490,000
New York HFA Affordable Housing (Housing revenue, TD Bank NA SPA)	0.09	11-1-2055	19,655,000	19,655,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-007 (GO revenue, Barclays Bank plc LOC) 144A	0.29	4-1-2025	4,765,000	4,765,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A	0.13	5-1-2041	2,880,000	2,880,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-003 (GO revenue, Barclays Bank plc LOC) 144A	0.29	5-15-2056	24,220,000	24,220,000
Taxable Municipal Funding Trust Various States Floaters Series 2021-005 (GO revenue, Barclays Bank plc LOC)	0.29	4-1-2052	20,000,000	20,000,000
Triborough Bridge And Tunnel Authority New York (Transportation revenue, Bank of America NA LOC)	0.08	11-15-2032	11,890,000	11,890,000
				89,900,000
Oregon: 0.55%
Other municipal debt : 0.55%
Port of Portland Oregon International Airport Series B (Airport revenue)	0.09	8-2-2021	20,000,000	20,000,000
The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturitydate	Principal	Value
Other: 3.08%
Variable rate demand notes ø: 3.08%
JPMorgan Chase Puttable Tax-Exempt Receipts/Derivative Inverse Tax-Exempt Receipts & Custodial Receipts Trust Series 5039 (Miscellaneous revenue)	0.19%	11-16-2022	$ 37,000,000	$ 37,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-019 (GO revenue, Barclays Bank plc LOC) 144A	0.29	12-1-2030	555,000	555,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-003 (GO revenue, Barclays Bank plc LOC) 144A	0.29	1-16-2025	2,085,000	2,085,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-012 (GO revenue, Barclays Bank plc LOC) 144A	0.13	9-1-2030	19,235,000	19,235,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-11 (GO revenue, Barclays Bank plc LOC) 144A	0.29	9-1-2030	53,835,000	53,835,000
				112,710,000
South Carolina: 0.15%
Variable rate demand notes ø: 0.15%
South Carolina Public Service Authority (Utilities revenue, Citibank NA LIQ) 144A	0.20	1-1-2050	5,600,000	5,600,000
Texas: 0.57%
Other municipal debt : 0.57%
Texas PFA Series A (Miscellaneous revenue)	0.10	8-25-2021	8,900,000	8,900,000
Texas PFA Series A (Miscellaneous revenue)	0.15	8-18-2021	12,000,000	12,000,000
				20,900,000
Total Municipal obligations (Cost $792,794,429)				792,794,429
Other instruments: 3.20%
17th Street Rentals LLC §øø	0.13	6-1-2025	18,200,000	18,200,000
2020 Sheu Family Exempt Trust §øø	0.12	7-1-2041	9,175,000	9,175,000
AARP §øø	0.07	5-1-2031	20,000,000	20,000,000
Altoona Blair County Development Corporation 144A§øø	0.15	4-1-2035	5,850,000	5,850,000
Altoona Blair County Development Corporation 144A§øø	0.15	9-1-2038	3,000,000	3,000,000
Fortenbery Children 2017 Irrevocable Trust UTA §øø	0.12	4-1-2026	9,675,000	9,675,000
Keep Memory Alive §øø	0.15	5-1-2037	2,760,000	2,760,000
L Ward Huntley Irrevocable Life Insurance Trust §øø	0.12	4-1-2071	7,350,000	7,350,000
New Grammercy LLC §øø	0.13	2-1-2061	9,800,000	9,800,000
Rock Hill SI LLC §øø	0.13	6-1-2061	12,700,000	12,700,000
Solis Seattle LLC §øø	0.13	2-1-2061	16,000,000	16,000,000
Southside Brookshore §øø	0.13	9-1-2059	2,640,000	2,640,000
Total Other instruments (Cost $117,150,000)				117,150,000
Other notes: 0.74%
Corporate bonds and notes: 0.74%
Cellmark Incorporated Taxable Notes Series 2018A §øø	0.12	6-1-2038	16,000,000	16,000,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—July 31, 2021 (unaudited)

		Interest rate	Maturitydate	Principal	Value
Corporate bonds and notes (continued)
Jets Stadium Development LLC Series A-4B 144A§øø		0.13%	4-1-2047	$ 9,940,000	$ 9,940,000
SSAB AB Series A §øø		0.12	6-1-2035	1,000,000	1,000,000
Total Other notes (Cost $26,940,000)					26,940,000
Total investments in securities (Cost $3,663,958,843)	100.11%				3,663,958,843
Other assets and liabilities, net	(0.11)				(4,036,312)
Total net assets	100.00%				$3,659,922,531

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
FHLB	Federal Home Loan Bank
GO	General obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
OBFR	Overnight Bank Funding Rate
PFA	Public Finance Authority
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Statement of assets and liabilities—July 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 3,663,958,843
Cash	13,375
Receivable for Fund shares sold	1,749,584
Receivable for interest	441,816
Receivable for investments sold	125,000
Receivable from manager	75,163
Prepaid expenses and other assets	634,226
Total assets	3,666,998,007
Liabilities
Payable for Fund shares redeemed	6,694,199
Administration fees payable	320,442
Dividends payable	11,860
Distribution fee payable	225
Accrued expenses and other liabilities	48,750
Total liabilities	7,075,476
Total net assets	$3,659,922,531
Net assets consist of
Paid-in capital	$ 3,660,739,321
Total distributable loss	(816,790)
Total net assets	$3,659,922,531
Computation of net asset value per share
Net assets – Class A	$ 462,808,689
Shares outstanding – Class A1	462,829,081
Net asset value per share – Class A	$1.00
Net assets – Class C	$ 2,065,990
Shares outstanding – Class C1	2,066,145
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$ 3,183,866,250
Shares outstanding – Premier Class[1]	3,184,065,777
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$ 11,181,602
Shares outstanding – Service Class[1]	11,182,135
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Statement of operations—six months ended July 31, 2021 (unaudited)

Investment income
Interest	$ 3,664,626
Expenses
Management fee	4,220,675
Administration fees
Class A	508,682
Class C	2,603
Premier Class	1,497,692
Service Class	6,984
Shareholder servicing fees
Class A	552,233
Class C	2,407
Service Class	14,475
Distribution fee
Class C	4,500
Custody and accounting fees	79,783
Professional fees	29,407
Registration fees	346,394
Shareholder report expenses	48,760
Trustees’ fees and expenses	9,610
Other fees and expenses	36,025
Total expenses	7,360,230
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,708,322)
Class A	(809,267)
Class C	(8,165)
Service Class	(14,550)
Net expenses	2,819,926
Net investment income	844,700
Net realized gains on investments	2,730
Net increase in net assets resulting from operations	$ 847,430
The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2021 (unaudited)		Year ended January 31, 2021
Operations
Net investment income		$ 844,700		$ 17,417,772
Payment from affiliate		0		1,222
Net realized gains (losses) on investments		2,730		(563,831)
Net increase in net assets resulting from operations		847,430		16,855,163
Distributions to shareholders from
Net investment income and net realized gains
Class A		(23,123)		(1,268,127)
Class C		(118)		(2,802)
Premier Class		(820,877)		(16,125,602)
Service Class		(582)		(37,293)
Total distributions to shareholders		(844,700)		(17,433,824)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	71,881,810	71,881,810	221,976,995	221,976,995
Class C	296,838	296,838	5,242,042	5,242,042
Premier Class	703,358,551	703,358,551	7,562,687,659	7,562,687,659
Service Class	194,411	194,411	1,788,741	1,788,741
		775,731,610		7,791,695,437
Reinvestment of distributions
Class A	19,196	19,196	1,277,953	1,277,953
Class C	110	110	2,835	2,835
Premier Class	803,165	803,165	16,201,117	16,201,117
Service Class	509	509	37,293	37,293
		822,980		17,519,198
Payment for shares redeemed
Class A	(75,651,178)	(75,651,178)	(231,789,213)	(231,789,213)
Class C	(1,086,322)	(1,086,322)	(5,542,212)	(5,542,212)
Premier Class	(1,972,733,602)	(1,972,733,602)	(5,309,546,817)	(5,309,546,817)
Service Class	(975,962)	(975,962)	(1,898,691)	(1,898,691)
		(2,050,447,064)		(5,548,776,933)
Net increase (decrease) in net assets resulting from capital share transactions		(1,273,892,474)		2,260,437,702
Total increase (decrease) in net assets		(1,273,889,744)		2,259,859,041
Net assets
Beginning of period		4,933,812,275		2,673,953,234
End of period		$ 3,659,922,531		$ 4,933,812,275
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.27%	1.76%	1.61%	0.64%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.68%	0.70%	0.76%	0.85%	0.83%
Net expenses	0.16% *	0.40% *	0.60%	0.62%	0.65%	0.55%
Net investment income	0.01%	0.27%	1.74%	1.60%	0.63%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$462,809	$466,559	$475,180	$474,040	$462,416	$539,989

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.44%
Year ended January 31, 2021	0.18%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class C	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]
Payment from affiliate	0.00	0.00 [1]	0.00	0.00	0.00	0.00
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	0.00	(0.00) [1]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.08% [3]	1.00%	0.84%	0.04%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.43%	1.45%	1.51%	1.60%	1.58%
Net expenses	0.16% *	0.59% *	1.35%	1.37%	1.23%	0.60%
Net investment income	0.01%	0.07%	1.03%	0.87%	0.03%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,066	$2,855	$3,153	$8,229	$7,763	$13,293

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.87%
Year ended January 31, 2021	0.76%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.04% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Premier Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017 [1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.01	0.02	0.02	0.01	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00) [3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.01	0.02	0.02	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.01)	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net realized gains	0.00	(0.00) [2]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [2]	(0.01) [2]	(0.02)	(0.02)	(0.01)	(0.00) [2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.02%	0.54%	2.20%	2.03%	1.09%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.31%	0.29%	0.30%	0.33%	0.45%	0.45%
Net expenses	0.13%	0.13% [5]	0.15%	0.20%	0.20%	0.20%
Net investment income	0.04%	0.41%	1.99%	2.26%	1.08%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$3,183,866	$4,452,436	$2,183,582	$295,962	$101	$100

[1]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017
[2]	Amount is less than $0.005.
[3]	Amount is more than $(0.005)
[4]	Returns for periods of less than one year are not annualized.
[5]	Ratio reflects class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.07% higher.
The accompanying notes are an integral part of these financial statements.

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Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	(0.00) [2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	0.00 [1]
Net realized gains	0.00	(0.00) [1]	0.00	0.00	0.00	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	0.00 [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.31%	1.86%	1.72%	0.79%	0.11%
Ratios to average net assets (annualized)
Gross expenses	0.59%	0.58%	0.60%	0.66%	0.74%	0.72%
Net expenses	0.16% *	0.36% *	0.50%	0.50%	0.50%	0.50%
Net investment income	0.01%	0.31%	1.84%	1.71%	0.74%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$11,182	$11,963	$12,038	$11,884	$11,910	$21,602

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.34%
Year ended January 31, 2021	0.12%

[1]	Amount is less than $0.005.
[2]	Amount is more than $(0.005)
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the "Fund") which is a diversified series of the Trust.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2021.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreements. The Fund's Board of Trustees approved a new investment management and new subadvisory agreements and approved submitting the agreements to the Fund’s shareholders for approval at a Special Meeting of Shareholders expected to be held on October 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

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Notes to financial statements (unaudited)
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
As of January 31, 2021, the Fund had capital loss carryforwards which consisted of $565,788 in short-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Retail Money Market Funds  |  25

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Certificates of deposit	$0	$ 706,254,204	$0	$ 706,254,204
Closed end municipal bond fund obligations	0	49,000,000	0	49,000,000
Commercial paper	0	1,971,820,210	0	1,971,820,210
Municipal obligations	0	792,794,429	0	792,794,429
Other instruments	0	117,150,000	0	117,150,000
Other notes	0	26,940,000	0	26,940,000
Total assets	$0	$3,663,958,843	$0	$3,663,958,843
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.200%
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended July 31, 2021, the management fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.
Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds

26  |  Retail Money Market Funds

Notes to financial statements (unaudited)
Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Class C	0.22
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through May 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2021 in order to maintain a positive yield. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Class C	1.35
Premier Class	0.20
Service Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC ("Funds Distributor"), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class C shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2021.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these

Retail Money Market Funds  |  27

Notes to financial statements (unaudited)
procedures, the Fund had $72,295,000, $4,000,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2021.
Other transactions
On August 14, 2020, Class C of the Fund was reimbursed by Funds Management in the amount of $1,222. The reimbursement was made in connection with resolving certain fee reimbursements.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is also expected to go into effect in the second half of 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.

28  |  Retail Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Retail Money Market Funds  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Retail Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Retail Money Market Funds  |  31

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

32  |  Retail Money Market Funds

Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Advisers, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Advisers, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with each Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Advisers to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the

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Board considerations (unaudited)
investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was higher than the average investment performance of the Universe for the one- and three-year periods under review, and in range of the average investment performance of the Universe for the five- and ten-year periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of fees to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds

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Board considerations (unaudited)
Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Funds Management and the Sub-Advisers
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ businesses as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and Wells Capital Management Incorporated from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo 100% Treasury Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:

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Board considerations (unaudited)
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity

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Board considerations (unaudited)
plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board

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Board considerations (unaudited)
also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its

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Board considerations (unaudited)
management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

40  |  Retail Money Market Funds

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management, LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Retail Money Market Funds  |  41

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0821-00133 09-21
SA306/SAR306 07-21

Semi-Annual Report
July 31, 2021
Institutional Money Market Funds
■	Wells Fargo Municipal Cash Management Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.19%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.13%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a -2.76% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.21%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -1.97%, the Bloomberg Municipal Bond Index,6 returned 1.25%, and the ICE BofA U.S. High Yield Index,7 gained 3.68%.
Vaccination rollout drove the stock markets to new highs.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, information technology, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they are operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes are up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and U.K. had been most successful in terms of the vaccine rollout, even in markets where the vaccine lagged, such as in the eurozone and Japan, equity indexes in many of those countries had also been in positive territory for the year.
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed) Board, which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Institutional Money Market Funds

This page is intentionally left blank.

Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Administrator Class (WUCXX)	7-9-2010	0.03	0.79	0.41	0.44	0.30
Institutional Class (EMMXX)	11-20-1996	0.04	0.86	0.46	0.32	0.20
Service Class (EISXX)	11-25-1996	0.17	0.70	0.36	0.61	0.45

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.30% for Administrator Class, 0.20% for Institutional Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2021
	Administrator Class	Institutional Class	Service Class
7-day current yield[1]	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01

[1]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been -0.31%, -0.20% and -0.42% for Administrator Class, Institutional Class and Service Class, respectively.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)
Portfolio composition as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.
Weighted average maturity as of July 31, 2021[1]
11 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2021[1]
14 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2021 to July 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2021	Ending account value 7-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,000.35	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45	0.09%
Institutional Class
Actual	$1,000.00	$1,000.25	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45	0.09%
Service Class
Actual	$1,000.00	$1,000.35	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45	0.09%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 2.48%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (40 Shares) 0.11% 144Aø	$ 4,000,000	$ 4,000,000
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (20 Shares) 144Aø	2,000,000	2,000,000
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (30 shares) 0.09% 144Aø	3,000,000	3,000,000
Total Closed end municipal bond fund obligations (Cost $9,000,000)		9,000,000

	Interest rate	Maturity date
Municipal obligations: 92.22%
Arizona: 2.05%
Variable rate demand notes ø: 2.05%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource recovery revenue, Farm Credit Services America LOC)	0.08%	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Shamrock Farms Project (Resource recovery revenue, Farm Credit Services America LOC)	0.11	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource recovery revenue, Farm Credit Services America LOC)	0.11	8-1-2027	1,250,000	1,250,000
				7,450,000
California: 6.14%
Other municipal debt : 4.56%
California Series A-3 (Miscellaneous revenue)	0.06	10-5-2021	2,000,000	2,000,000
Los Angeles CA Department of Airports Subordinate Bonds Series A-3 (Airport revenue)	0.10	9-2-2021	3,000,000	3,000,102
Los Angeles CA Schools Pooled Financing Program Revenue Anticipation Notes (Miscellaneous revenue)	2.00	12-30-2021	500,000	504,022
Los Angeles CA Schools Pooled Financing Program Revenue Anticipation Notes (Miscellaneous revenue)	2.00	12-30-2021	1,000,000	1,008,044
Los Angeles CA Tax & Revenue Anticipation Notes (GO revenue)	4.00	6-23-2022	2,000,000	2,070,365
San Francisco CA City & County Public Utilities Commission Series 20 (GO revenue)	0.08	8-12-2021	1,000,000	1,000,016
San Jose CA International Airport Notes AMT Series B (Airport revenue)	0.15	8-10-2021	7,000,000	7,000,138
				16,582,687
Variable rate demand notes ø: 1.58%
Modesto CA MFHR Live Oak Apartments Project (Tax revenue, FNMA Insured, FNMA LIQ)	0.07	9-15-2024	260,000	260,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	0.27	10-1-2036	4,470,000	4,470,000
Tender Option Bond Trust Receipts/Various States (Transportation revenue, Bank of America NA LIQ) 144A	0.04	4-1-2049	1,000,000	1,000,000
				5,730,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.92%
Variable rate demand notes ø: 0.92%
Colorado Springs CO Utilities System Improvement Bonds Series 2008A (Utilities revenue, U.S. Bank NA SPA)	0.02%	11-1-2038	$ 135,000	$ 135,000
Colorado Springs CO Utilities System Series B (Utilities revenue, Landesbank Hessen-Thüringen SPA)	0.04	11-1-2036	3,200,000	3,200,000
				3,335,000
Connecticut: 0.11%
Other municipal debt : 0.11%
North Branford CT BAN (GO revenue) %%	2.00	8-4-2022	400,000	407,602
District of Columbia: 1.10%
Variable rate demand notes ø: 1.10%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0621 (Water & sewer revenue, Royal Bank of Canada LIQ) 144A	0.05	4-1-2026	4,000,000	4,000,000
Florida: 5.60%
Variable rate demand notes ø: 5.60%
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 (Health revenue)	0.02	11-15-2037	8,000,000	8,000,000
St. Lucie County FL Power & Light Company (Industrial development revenue)	0.04	9-1-2028	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-TX1073 (Housing revenue, GNMA / FNMA / FHLMC Insured, Barclays Bank plc LIQ) 144A	0.05	7-1-2037	5,330,000	5,330,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0173 (Health revenue, Credit Suisse LIQ) 144A	0.07	10-1-2025	2,000,000	2,000,000
				20,330,000
Georgia: 2.06%
Variable rate demand notes ø: 2.06%
Monroe County GA Development Authority Florida Power & Light Company Project (Utilities revenue)	0.05	6-1-2049	6,500,000	6,500,000
Roswell GA Housing Authority Refunding Bonds Belcourt Limited Project A (Housing revenue, Northern Trust Company LOC)	0.05	9-1-2027	1,000,000	1,000,000
				7,500,000
Hawaii: 0.27%
Other municipal debt : 0.27%
Honolulu HI Series B-2 (Miscellaneous revenue)	0.08	8-4-2021	1,000,000	1,000,003
Idaho: 1.10%
Variable rate demand notes ø: 1.10%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series D (Health revenue)	0.10	12-1-2048	4,000,000	4,000,000
The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 6.97%
Variable rate demand notes ø: 6.97%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial development revenue, BMO Harris Bank NA LOC)	0.11%	7-1-2033	$ 1,780,000	$ 1,780,000
Illinois Finance Authority American College of Surgeons (Education revenue, Northern Trust Company LOC)	0.02	8-1-2026	2,676,000	2,676,000
Illinois Finance Authority Bradley University Series B (Education revenue, PNC Bank NA LOC)	0.03	4-1-2038	4,000,000	4,000,000
Peoria County IL Caterpillar Incorporated Project (Industrial development revenue)	0.20	2-1-2030	4,300,000	4,300,000
Tender Option Bond Trust Receipts/Floater Certificates (Miscellaneous revenue, Bank of America NA LIQ) 144A	0.07	3-1-2046	2,550,000	2,550,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Tax revenue, Bank of America NA LIQ) 144A	0.17	1-1-2048	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF0779 (Tax revenue, BAM Insured, TD Bank NA LIQ) 144A	0.07	1-1-2048	5,000,000	5,000,000
				25,306,000
Indiana: 1.29%
Other municipal debt : 0.14%
Indiana Bond Bank Advanced Funding Program Notes Series A (Miscellaneous revenue)	2.00	1-10-2022	500,000	504,115
Variable rate demand notes ø: 1.15%
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial development revenue, Bank of America NA LOC)	0.09	12-1-2027	2,280,000	2,280,000
Noblesville IN Greystone Apartments Project Series B (Housing revenue, FHLB LOC)	0.08	3-1-2041	1,325,000	1,325,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial development revenue, PNC Bank NA LOC)	0.06	10-1-2023	580,000	580,000
				4,185,000
Iowa: 4.44%
Variable rate demand notes ø: 4.44%
Iowa Finance Authority John Maassen & Sons Project (Industrial development revenue, Farm Credit Services America LOC)	0.10	11-1-2035	2,075,000	2,075,000
Iowa Finance Authority Midwestern EDA CJ Bio-America Incorporated Project (Industrial development revenue, Korea Development Bank LOC)	0.06	4-1-2022	8,000,000	8,000,000
Iowa Finance Authority Series B (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	0.02	7-1-2047	6,050,000	6,050,000
				16,125,000
Kentucky: 2.92%
Variable rate demand notes ø: 2.92%
Boone Country KY PCR Various Refunding Bonds Duke Energy (Industrial development revenue, Sumitomo Mitsui Banking Corporation LOC)	0.04	8-1-2027	7,000,000	7,000,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial development revenue, Stock Yards Bank & Trust LOC)	0.06%	9-1-2022	$ 400,000	$ 400,000
Louisville & Jefferson Counties Regional Airport Authority UPS Worldwide Forwarding Series B (Industrial development revenue)	0.04	1-1-2029	3,200,000	3,200,000
				10,600,000
Louisiana: 1.10%
Variable rate demand notes ø: 1.10%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial development revenue)	0.20	12-1-2036	4,000,000	4,000,000
Michigan: 4.64%
Other municipal debt : 0.14%
Michigan Finance Authority State Aid Series A-2 (Miscellaneous revenue, JPMorgan Chase & Company LOC)	4.00	8-20-2021	500,000	500,981
Variable rate demand notes ø: 4.50%
Grand Traverse County MI Hospital Finance Authority Refunding Bonds (Health revenue, PNC Bank NA LOC)	0.02	7-1-2041	6,130,000	6,130,000
Michigan HFA AMT Series A (Housing revenue, Bank of America NA LOC)	0.05	4-1-2037	6,400,000	6,400,000
Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Education revenue, Morgan Stanley Bank LIQ) 144A	0.17	11-1-2028	3,835,000	3,835,000
				16,365,000
Minnesota: 5.57%
Variable rate demand notes ø: 5.57%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing revenue, FNMA LOC, FNMA LIQ)	0.11	8-15-2038	705,000	705,000
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (GO revenue, JPMorgan Chase & Company LIQ) 144A##	0.19	3-20-2024	10,000,000	10,000,000
Minnesota HEFAR Concordia University Series 6Q (Education revenue, U.S. Bank NA LOC)	0.05	4-1-2037	5,400,000	5,400,000
Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Education revenue, Morgan Stanley Bank LIQ) 144A	0.22	11-1-2037	4,140,000	4,140,000
				20,245,000
Mississippi: 2.20%
Variable rate demand notes ø: 2.20%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Industrial development revenue)	0.04	12-1-2030	8,000,000	8,000,000
The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Montana: 0.58%
Variable rate demand notes ø: 0.58%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27%	6-1-2034	$ 1,000,000	$ 1,000,000
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27	6-1-2034	1,110,000	1,110,000
				2,110,000
Nebraska: 1.77%
Variable rate demand notes ø: 1.77%
Nebraska Investment Finance Authority Single Family Housing Series F (Housing revenue, GNMA / FNMA / FHLMC Insured, FHLB SPA)	0.03	3-1-2038	6,415,000	6,415,000
Nevada: 1.13%
Variable rate demand notes ø: 1.13%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0866 (Tax revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	7-1-2026	4,100,000	4,100,000
New Hampshire: 1.38%
Variable rate demand notes ø: 1.38%
New Hampshire Finance Authority Lonza Biologics Incorporated (Industrial development revenue, Landesbank Hessen-Thüringen LOC)	0.06	9-1-2030	5,000,000	5,000,000
New Jersey: 0.83%
Variable rate demand notes ø: 0.83%
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-ZF1206 (Transportation revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	0.05	11-1-2028	3,000,000	3,000,000
New York: 11.81%
Other municipal debt : 1.43%
Westchester County NY Tax Anticipation Notes Series B (GO revenue)	2.00	10-18-2021	5,160,000	5,181,314
Variable rate demand notes ø: 10.38%
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Health revenue, Manufacturers & Traders LOC)	0.07	7-1-2048	4,000,000	4,000,000
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Transportation revenue, Bank of Montreal LOC)	0.06	11-15-2041	7,000,000	7,000,000
New York Mortgage Agency AMT Series 135 (Housing revenue, Barclays Bank plc SPA)	0.04	4-1-2037	2,085,000	2,085,000
New York NY Municipal Water Finance Authority Series CC-2 (Water & sewer revenue, Bank of Montreal SPA)	0.02	6-15-2038	9,120,000	9,120,000
New York NY Subordinated Bond Series E-5 (GO revenue, TD Bank NA LOC)	0.02	3-1-2048	2,500,000	2,500,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
New York Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	0.03%	8-1-2043	$ 2,790,000	$ 2,790,000
Tender Option Bond Trust Receipts/Floater Certificates (Airport revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.04	7-15-2028	3,000,000	3,000,000
Triborough NY Bridge & Tunnel Authority Series B-1 (Transportation revenue, Bank of America NA LOC)	0.02	1-1-2033	2,200,000	2,200,000
Triborough NY Bridge & Tunnel Authority Subordinated Bonds Series B-2 (Transportation revenue, State Street Bank & Trust Company LOC)	0.06	1-1-2032	5,000,000	5,000,000
				37,695,000
North Carolina: 1.46%
Variable rate demand notes ø: 1.46%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial development revenue, Truist Bank LOC)	0.14	1-1-2027	1,250,000	1,250,000
University North Carolina Hospital Chapel Hill Revenue Various Series B (Health revenue, TD Bank NA SPA)	0.02	2-15-2031	4,055,000	4,055,000
				5,305,000
Ohio: 3.57%
Other municipal debt : 0.55%
Indian Hill OH Exempted Village School District Hamilton County BAN (GO revenue)	1.38	9-29-2021	2,000,000	2,004,152
Variable rate demand notes ø: 3.02%
Franklin County OH Trinity Health Group (Health revenue)	0.10	12-1-2046	4,350,000	4,350,000
Ohio Health System Cleveland Clinic Series F (Health revenue, U.S. Bank NA SPA)	0.02	1-1-2052	2,500,000	2,500,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0225 (Water & sewer revenue, TD Bank NA LIQ) 144A	0.07	11-15-2043	1,375,000	1,375,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0074 (Health revenue, JPMorgan Chase & Company LIQ) 144A	0.10	2-1-2029	1,995,000	1,995,000
Tender Option Bond Trust Receipts/Various States (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.20	12-15-2040	750,000	750,000
				10,970,000
Oregon: 0.81%
Variable rate demand notes ø: 0.81%
Portland OR Portland International Airport Series 18-A (Airport revenue, Bank of China LOC)	0.05	7-1-2026	235,000	235,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0814 (Education revenue, Royal Bank of Canada LIQ) 144A	0.05	1-1-2028	2,700,000	2,700,000
				2,935,000
The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 2.35%
Variable rate demand notes ø: 2.35%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27%	11-1-2034	$ 530,000	$ 530,000
Pennsylvania Economic Development Financing Revenue Bonds PSEG Power LLC Project AMT (Utilities revenue, TD Bank NA LOC)	0.02	1-15-2042	900,000	900,000
Pennsylvania EDFA Series D-7 (Industrial development revenue, PNC Bank NA LOC)	0.06	8-1-2022	200,000	200,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-SM0860 (GO revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.05	9-1-2027	4,275,000	4,275,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0539 (Water & sewer revenue, BAM Insured, TD Bank NA LIQ) 144A	0.16	8-15-2038	2,615,000	2,615,000
				8,520,000
South Carolina: 0.16%
Other municipal debt : 0.16%
South Carolina Public Service Authority Series A (GO revenue)	0.11	8-17-2021	600,000	600,010
Tennessee: 2.26%
Variable rate demand notes ø: 2.26%
Sevier County TN Public Building Authority Local Government Public Improvement Series V1-K1 (Miscellaneous revenue, U.S. Bank NA SPA)	0.03	6-1-2034	8,000,000	8,000,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health revenue, AGM Insured, U.S. Bank NA SPA)	0.03	6-1-2042	200,000	200,000
				8,200,000
Texas: 11.57%
Other municipal debt : 4.27%
Houston TX Series E-1 (Miscellaneous revenue)	0.07	8-31-2021	1,000,000	1,000,000
Houston TX Series G-2 (Miscellaneous revenue)	0.08	8-31-2021	7,000,000	7,000,000
Texas Tax Anticipation Notes (GO revenue)	4.00	8-26-2021	500,000	501,322
University of Texas Permanent University Fund Series A (Education revenue)	0.08	8-17-2021	5,000,000	5,000,062
University of Texas Series A (Education revenue)	0.09	8-3-2021	2,000,000	2,000,004
				15,501,388
Variable rate demand notes ø: 7.30%
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource recovery revenue)	0.10	8-1-2039	940,000	940,000
Floater/Residual Trust Tender Option Bond Series 2019-MIZ9010 (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27	4-1-2034	3,000,000	3,000,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-A (Industrial development revenue)	0.05	3-1-2042	7,000,000	7,000,000
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial development revenue)	0.02%	4-1-2027	$ 3,000,000	$ 3,000,000
Tarrant County TX Educational Facilities Finance Corporation Refunding Bond Series C-1 (Health revenue, Sumitomo Mitsui Banking Corporation LOC)	0.02	7-1-2047	3,325,000	3,325,000
Tender Option Bond Trust Receipts/Floater Certificates (Transportation revenue, JPMorgan Chase & Company LIQ) 144A	0.07	3-1-2051	3,055,000	3,055,000
Tender Option Bond Trust Receipts/Various States (GO revenue, Royal Bank of Canada LIQ) 144A	0.05	2-15-2029	3,190,000	3,190,000
Texas Veterans Bond (GO revenue, FHLB SPA)	0.04	12-1-2051	3,000,000	3,000,000
				26,510,000
Utah: 0.12%
Variable rate demand notes ø: 0.12%
Utah County UT IHC Health Services Series B (Health revenue, U.S. Bank NA SPA)	0.02	5-15-2035	425,000	425,000
Virginia: 1.38%
Variable rate demand notes ø: 1.38%
Floater/Residual Trust Tender Option Bond Series 2020-MIZ9025 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.09	11-1-2035	3,000,000	3,000,000
Virginia MFHR Series M-031 Class A (Housing revenue, FHLMC LIQ) 144A	0.05	12-15-2045	2,020,000	2,020,000
				5,020,000
Washington: 1.53%
Variable rate demand notes ø: 1.53%
Eclipse Funding Trust (Water & sewer revenue, U.S. Bank NA LIQ) 144A	0.04	7-1-2042	4,465,000	4,465,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial development revenue, Northwest Farm Credit LOC)	0.10	9-1-2021	875,000	875,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource recovery revenue, Northwest Farm Credit LOC)	0.10	8-1-2026	210,000	210,000
				5,550,000
Wisconsin: 0.20%
Variable rate demand notes ø: 0.20%
Tender Option Bond Trust Receipts/Various States (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.20	12-15-2040	735,000	735,000
Wyoming: 0.83%
Variable rate demand notes ø: 0.83%
Lincoln County WY Refunding AMT Exxonmobil Project (Resource recovery revenue)	0.05	10-1-2044	3,000,000	3,000,000
Total Municipal obligations (Cost $334,939,628)				334,943,252
The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 7.02%
MUFG Securities Canada Limited, dated 7-30-2021, maturity value $25,500,106		0.05%	8-2-2021	$25,500,000	$ 25,500,000
Total Repurchase agreements (Cost $25,500,000)					25,500,000
Total investments in securities (Cost $369,439,628)	101.72%				369,443,252
Other assets and liabilities, net	(1.72)				(6,253,860)
Total net assets	100.00%				$363,189,392

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
^^	Collateralized by U.S. government securities, 0.25% to 4.38%, 9-15-2022 to 2-15-2051, fair value including accrued interest is $26,010,000.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
PCFA	Pollution Control Financing Authority
PCR	Pollution control revenue
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of assets and liabilities—July 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $369,439,628)	$ 369,443,252
Cash	356,193
Receivable for investments sold	654,000
Receivable for interest	164,140
Receivable from manager	24,098
Prepaid expenses and other assets	31,916
Total assets	370,673,599
Liabilities
Payable for investments purchased	7,000,000
Payable for when-issued transactions	407,448
Administration fees payable	25,077
Payable for Fund shares redeemed	20,044
Dividends payable	136
Accrued expenses and other liabilities	31,502
Total liabilities	7,484,207
Total net assets	$363,189,392
Net assets consist of
Paid-in capital	$ 363,139,525
Total distributable earnings	49,867
Total net assets	$363,189,392
Computation of net asset value per share
Net assets – Administrator Class	$ 5,277,272
Shares outstanding – Administrator Class[1]	5,274,093
Net asset value per share – Administrator Class	$1.0006
Net assets – Institutional Class	$ 340,879,627
Shares outstanding – Institutional Class[1]	340,699,255
Net asset value per share – Institutional Class	$1.0005
Net assets – Service Class	$ 17,032,493
Shares outstanding – Service Class[1]	17,000,902
Net asset value per share – Service Class	$1.0019
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2021 (unaudited)

Investment income
Interest	$ 180,396
Expenses
Management fee	275,072
Administration fees
Administrator Class	692
Institutional Class	138,926
Service Class	10,839
Shareholder servicing fees
Administrator Class	691
Service Class	6,013
Custody and accounting fees	27,813
Professional fees	27,001
Registration fees	24,552
Shareholder report expenses	12,587
Trustees’ fees and expenses	9,610
Other fees and expenses	16,943
Total expenses	550,739
Less: Fee waivers and/or expense reimbursements
Fund-level	(378,786)
Administrator Class	(832)
Service Class	(9,057)
Net expenses	162,064
Net investment income	18,332
Realized and unrealized gains (losses) on investments
Net realized gains on investments	83,610
Net change in unrealized gains (losses) on investments	(4,841)
Net realized and unrealized gains (losses) on investments	78,769
Net increase in net assets resulting from operations	$ 97,101
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Statement of changes in net assets

	Six months ended July 31, 2021 (unaudited)		Year ended January 31, 2021
Operations
Net investment income		$ 18,332		$ 930,787
Payment from affiliate		0		23,941
Net realized gains on investments		83,610		13,933
Net change in unrealized gains (losses) on investments		(4,841)		7,474
Net increase in net assets resulting from operations		97,101		976,135
Distributions to shareholders from
Net investment income and net realized gains
Administrator Class		(69)		(6,478)
Institutional Class		(17,360)		(876,650)
Service Class		(902)		(48,046)
Total distributions to shareholders		(18,331)		(931,174)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	3,997,602	4,000,000	72,277	72,278
Institutional Class	2,433,898,661	2,434,687,962	5,084,691,969	5,085,947,624
Service Class	260,410	260,831	5,008,803	5,011,070
		2,438,948,793		5,091,030,972
Reinvestment of distributions
Administrator Class	64	64	6,231	6,233
Institutional Class	17,218	17,223	877,979	878,148
Service Class	565	565	36,323	36,333
		17,852		920,714
Payment for shares redeemed
Administrator Class	0	0	(1,039,021)	(1,039,036)
Institutional Class	(2,456,116,455)	(2,456,905,514)	(4,946,833,721)	(4,948,088,247)
Service Class	(1,702,845)	(1,705,814)	(1,851,875)	(1,853,409)
		(2,458,611,328)		(4,950,980,692)
Net increase (decrease) in net assets resulting from capital share transactions		(19,644,683)		140,970,994
Total increase (decrease) in net assets		(19,565,913)		141,015,955
Net assets
Beginning of period		382,755,305		241,739,350
End of period		$ 363,189,392		$ 382,755,305
The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0004	$1.0004	$1.0003	$1.0010	$1.0005	$1.0000
Net investment income	0.0002	0.0033	0.0124	0.0125	0.0069	0.0031
Net realized and unrealized gains (losses) on investments	0.0000 [1]	0.0001	0.0005	(0.0001)	0.0005	0.0008
Total from investment operations	0.0002	0.0034	0.0129	0.0124	0.0074	0.0039
Distributions to shareholders from
Net investment income	(0.0000) [1]	(0.0034)	(0.0125)	(0.0124)	(0.0069)	(0.0030)
Net realized gains	0.0000	(0.0000) [1]	(0.0003)	(0.0007)	(0.0000) [1]	(0.0004)
Total distributions to shareholders	(0.0000) [1]	(0.0034)	(0.0128)	(0.0131)	(0.0069)	(0.0034)
Net asset value, end of period	$1.0006	$1.0004	$1.0004	$1.0003	$1.0010	$1.0005
Total return[2]	0.02%	0.34%	1.29%	1.25%	0.74%	0.35%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.45%	0.43%	0.44%	0.41%	0.39%
Net expenses	0.09% *	0.23% *	0.30%	0.30%	0.30%	0.27%
Net investment income	0.01%	0.46%	1.28%	1.25%	0.68%	0.29%
Supplemental data
Net assets, end of period (000s omitted)	$5,277	$1,277	$2,238	$6,313	$3,247	$3,223

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.21%
Year ended January 31, 2021	0.06%

[1]	Amount is less than $0.00005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0003	$1.0004	$1.0004	$1.0011	$1.0005	$1.0000
Net investment income	0.0000 [1,2]	0.0040	0.0137	0.0133 [2]	0.0080	0.0035
Net realized and unrealized gains (losses) on investments	0.0002	(0.0003)	0.0001	0.0001	0.0005	0.0012
Total from investment operations	0.0002	0.0037	0.0138	0.0134	0.0085	0.0047
Distributions to shareholders from
Net investment income	(0.0000) [1]	(0.0038)	(0.0135)	(0.0134)	(0.0079)	(0.0038)
Net realized gains	0.0000	(0.0000) [1]	(0.0003)	(0.0007)	(0.0000) [1]	(0.0004)
Total distributions to shareholders	(0.0000) [1]	(0.0038)	(0.0138)	(0.0141)	(0.0079)	(0.0042)
Net asset value, end of period	$1.0005	$1.0003	$1.0004	$1.0004	$1.0011	$1.0005
Total return[3]	0.02%	0.38%	1.38%	1.35%	0.85%	0.44%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.32%	0.31%	0.31%	0.29%	0.26%
Net expenses	0.09% *	0.18% *	0.20%	0.20%	0.20%	0.18%
Net investment income	0.01%	0.41%	1.34%	1.32%	0.79%	0.27%
Supplemental data
Net assets, end of period (000s omitted)	$340,880	$363,006	$224,247	$166,024	$336,215	$262,511

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.11%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.00005.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Institutional Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.0016	$1.0003	$1.0004	$1.0010	$1.0005	$1.0000
Net investment income	0.0000 [1,2]	0.0024	0.0110 [2]	0.0109 [2]	0.0059	0.0037
Payment from affiliate	0.0000	0.0013	0.0000	0.0000	0.0000	0.0000
Net realized and unrealized gains (losses) on investments	0.0003	0.0006	0.0002	0.0001	0.0000	(0.0010)
Total from investment operations	0.0003	0.0043	0.0112	0.0110	0.0059	0.0027
Distributions to shareholders from
Net investment income	(0.0000) [1]	(0.0030)	(0.0110)	(0.0109)	(0.0054)	(0.0018)
Net realized gains	0.0000	(0.0000) [1]	(0.0003)	(0.0007)	(0.0000) [1]	(0.0004)
Total distributions to shareholders	(0.0000) [1]	(0.0030)	(0.0113)	(0.0116)	(0.0054)	(0.0022)
Net asset value, end of period	$1.0019	$1.0016	$1.0003	$1.0004	$1.0010	$1.0005
Total return[3]	0.03%	0.44% [4]	1.12%	1.11%	0.59%	0.23%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.62%	0.60%	0.61%	0.58%	0.49%
Net expenses	0.09% *	0.26% *	0.45%	0.45%	0.45%	0.35%
Net investment income	0.01%	0.27%	1.09%	1.09%	0.53%	0.09%
Supplemental data
Net assets, end of period (000s omitted)	$17,032	$18,472	$15,255	$19,001	$19,355	$23,962

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.31%
Year ended January 31, 2021	0.19%

[1]	Amount is less than $0.00005.
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
[4]	During the year ended January 31, 2021, the Fund received a payment from an affiliate which had a 0.13% impact on the total return. See Note 4 in the Notes to Financial Statements for additional information.
The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  23

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the "Fund") which is a diversified series of the Trust.
The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2021.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a Special Meeting of Shareholders expected to be held on August 16, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to

24  |  Institutional Money Market Funds

Notes to financial statements (unaudited)
the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2021, the aggregate cost of all investments for federal income tax purposes was $369,439,628 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,624
Gross unrealized losses	0
Net unrealized gains	$3,624

Institutional Money Market Funds  |  25

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$ 9,000,000	$0	$ 9,000,000
Municipal obligations	0	334,943,252	0	334,943,252
Repurchase agreements	0	25,500,000	0	25,500,000
Total assets	$0	$369,443,252	$0	$369,443,252
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120

26  |  Institutional Money Market Funds

Notes to financial statements (unaudited)
Prior to June 1, 2021, the management fee rate was as follows:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Over $10 billion	0.130
For the six months ended July 31, 2021, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through May 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2021 in order to maintain a positive yield. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Administrator Class	0.30%
Institutional Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these

Institutional Money Market Funds  |  27

Notes to financial statements (unaudited)
procedures, the Fund had $367,195,000, $309,405,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2021.
Other transactions
On August 14, 2020, Service Class of the Fund was reimbursed by Funds Management in the amount of $23,941. The reimbursement was made in connection with resolving certain fee reimbursements.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is also expected to go into effect in the second half of 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.
At a Special Meeting of Shareholders held on August 16, 2021, shareholders of the Fund approved a new investment management and a new subadvisory agreement that will be effective at the closing of the sale transaction.

28  |  Institutional Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1 – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC.
Shares voted “For”	247,456,070
Shares voted “Against”	1,007,875
Shares voted “Abstain”	20,268,436
Proposal 2 – To consider and approve a new investment sub-advisory agreement with Wells Capital Management, LLC.
Shares voted “For”	247,456,070
Shares voted “Against”	1,007,875
Shares voted “Abstain”	20,268,436
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Institutional Money Market Funds  |  29

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

30  |  Institutional Money Market Funds

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Institutional Money Market Funds  |  31

Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

32  |  Institutional Money Market Funds

Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of

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Board considerations (unaudited)
Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class I) was higher than the average investment performance of the Universe for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were in range of the median net operating expense ratios of the expense Groups for all share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal

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Board considerations (unaudited)
burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo 100% Treasury Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:

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Board considerations (unaudited)
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity

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Board considerations (unaudited)
plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board

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Board considerations (unaudited)
also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its

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Board considerations (unaudited)
management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

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Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management, LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Institutional Money Market Funds  |  41

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0821-00200 09-21
SA307/SAR307 07-21

Semi-Annual Report
July 31, 2021
Retail Money Market Funds
■	Wells Fargo National Tax-Free Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo National Tax-Free Money Market Fund for the six-month period that ended July 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.19%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.13%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a -2.76% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.21%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -1.97%, the Bloomberg Municipal Bond Index,6 returned 1.25%, and the ICE BofA U.S. High Yield Index,7 gained 3.68%.
Vaccination rollout drove the stock markets to new highs.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, information technology, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they are operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes are up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and U.K. had been most successful in terms of the vaccine rollout, even in markets where the vaccine lagged, such as in the eurozone and Japan, equity indexes in many of those countries had also been in positive territory for the year.
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed) Board, which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Retail Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management, LLC
Portfolio managers	James Randazzo, Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (NWMXX)	7-28-2003	0.03	0.51	0.27	0.64	0.60
Administrator Class (WNTXX)	4-8-2005	0.03	0.75	0.39	0.37	0.30
Premier Class (WFNXX)	11-8-1999	0.04	0.83	0.43	0.25	0.20
Service Class (MMIXX)	8-3-1993	0.03	0.64	0.33	0.54	0.45

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

Yield summary (%) as of July 31, 2021
	Class A	Administrator Class	Premier Class	Service Class
7-day current yield[1]	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01

[1]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been -0.50%, -0.26%, -0.15% and -0.39% for Class A, Administrator Class, Premier Class and Service Class, respectively.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.
For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Retail Money Market Funds

Performance highlights (unaudited)
Portfolio composition as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.
Weighted average maturity as of July 31, 2021[1]
36 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2021[1]
39 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2021 to July 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2021	Ending account value 7-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Premier Class
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Principal	Value
Closed end municipal bond fund obligations: 1.72%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series D (50 shares) 0.27% 144Aø	$ 5,000,000	$ 5,000,000
Nuveen AMT-Free Quality Municipal Income Fund Preferred Shares Series C (100 shares) 0.08% 144Aø	10,000,000	10,000,000
Total Closed end municipal bond fund obligations (Cost $15,000,000)		15,000,000

	Interest rate	Maturity date
Municipal obligations: 98.76%
Alabama: 0.52%
Variable rate demand notes ø: 0.52%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0098 (Utilities revenue, Royal Bank of Canada LIQ) 144A	0.08%	12-1-2022	4,500,000	4,500,000
Alaska: 0.07%
Other municipal debt : 0.07%
Alaska Municipal Bond Bank Refunding Bond Series one (Miscellaneous revenue)	5.00	12-1-2021	600,000	609,598
Arizona: 5.12%
Variable rate demand notes ø: 5.12%
Arizona Health Facility Authority Floater Series 2015 XF 2050 (Health revenue, Morgan Stanley Bank LIQ) 144A	0.05	1-1-2037	8,000,000	8,000,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2024	10,055,000	10,055,000
RBC Municipal Products Incorporated (Health revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.05	2-1-2025	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.06	12-1-2037	3,215,000	3,215,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.20	12-15-2047	18,398,763	18,398,763
				44,668,763
California: 15.15%
Other municipal debt : 7.60%
California Series A-3 (Miscellaneous revenue)	0.06	10-5-2021	5,500,000	5,500,000
Los Angeles CA Department of Airports Subordinate Bonds Series A-3 (Airport revenue)	0.10	9-2-2021	12,499,000	12,499,000
Los Angeles CA Schools Pooled Financing Program Revenue Anticipation Notes (Miscellaneous revenue)	2.00	12-30-2021	2,000,000	2,015,494
Los Angeles CA Schools Pooled Financing Program Revenue Anticipation Notes (Miscellaneous revenue)	2.00	12-30-2021	3,000,000	3,023,369
Los Angeles CA Tax & Revenue Anticipation Notes (GO revenue)	4.00	6-30-2022	2,750,000	2,847,947
Los Angeles CA Tax & Revenue Anticipation Notes (GO revenue)	4.00	6-23-2022	18,000,000	18,620,887
Riverside County CA Office of Education Pooled Cross Fiscal Year 2020-2 Tax & Revenue Anticipation Notes Series B (Miscellaneous revenue)	2.00	12-31-2021	1,645,000	1,657,402
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other municipal debt (continued)
San Diego CA Unified School District Tax & Revenue Anticipation Notes Series A (GO revenue)	4.00%	6-30-2022	$ 4,600,000	$ 4,762,901
San Francisco CA City & County Public Utilities Commission Series 20 (GO revenue)	0.08	8-12-2021	5,400,000	5,400,000
San Francisco CA City & County Public Utilities Commission Wastewater Revenue (GO revenue)	0.07	8-17-2021	10,000,000	10,000,000
				66,327,000
Variable rate demand notes ø: 7.55%
Bay Area Toll Authority Series E-1 (Transportation revenue, Bank of Tokyo-Mitsubishi LOC)	0.01	4-1-2045	100,000	100,000
California CDA Uptown Newport Apartments Series 2017 AA & BB (Housing revenue, East West Bank LOC)	0.06	3-1-2057	5,475,000	5,475,000
California Series A (GO revenue, State Street Bank & Trust Company LOC)	0.01	5-1-2048	1,000,000	1,000,000
California Statewide CDA Revenue Various Sweep Loan Program Series A (Health revenue, U.S. Bank NA LOC)	0.02	8-1-2035	400,000	400,000
Los Angeles CA Department Water & Power Revenue Various Power System Subordinated Bond Series A5 (Utilities revenue, Bank of America NA SPA)	0.01	7-1-2035	100,000	100,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZF0180 (GO revenue, JPMorgan Chase & Company LIQ) 144A	0.04	8-1-2022	2,415,000	2,415,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZF0179 (GO revenue, JPMorgan Chase & Company LIQ) 144A	0.04	8-1-2022	2,050,000	2,050,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2466 (GO revenue, BAM Insured, Citibank NA LIQ) 144A	0.06	8-1-2024	2,200,000	2,200,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0188 (GO revenue, Royal Bank of Canada LIQ) 144A	0.05	2-1-2026	1,600,000	1,600,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Tax revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27	7-7-2036	17,000,000	17,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2830 (GO revenue, Mizuho Capital Markets LLC LIQ) 144A	0.20	10-1-2034	3,460,000	3,460,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9012 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	0.27	10-1-2036	6,057,000	6,057,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1142 (Tax revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.10	10-1-2049	2,555,000	2,555,000
Tender Option Bond Trust Receipts/Various States (Transportation revenue, Bank of America NA LIQ) 144A	0.04	4-1-2049	13,400,000	13,400,000
Tender Option Bond Trust Receipts/Various States (GO revenue, Royal Bank of Canada LIQ) 144A	0.05	2-1-2028	7,400,000	7,400,000
Tender Option Bond Trust Receipts/Various States (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	0.20	2-1-2036	738,000	738,000
				65,950,000
The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.03%
Variable rate demand notes ø: 0.03%
Colorado Springs CO Utilities System Improvement Bonds Series 2008A (Utilities revenue, U.S. Bank NA SPA)	0.02%	11-1-2038	$ 300,000	$ 300,000
Connecticut: 1.40%
Other municipal debt : 0.58%
North Branford CT BAN (GO revenue) %%	2.00	8-4-2022	5,000,000	5,093,100
Variable rate demand notes ø: 0.82%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.14	6-1-2037	2,600,000	2,600,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-YX1077 (Tax revenue, Barclays Bank plc LIQ) 144A	0.06	1-1-2036	4,550,000	4,550,000
				7,150,000
Delaware: 1.38%
Variable rate demand notes ø: 1.38%
Clipper Tax-Exempt Certificate Trust AMT Series 2009-54 (Miscellaneous revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	11,950,000	11,950,000
University of Delaware (Education revenue, TD Bank NA SPA)	0.02	11-1-2035	100,000	100,000
				12,050,000
District of Columbia: 0.56%
Variable rate demand notes ø: 0.56%
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2784 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.05	9-1-2039	2,800,000	2,800,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2785 (Housing revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.05	9-1-2039	2,070,000	2,070,000
				4,870,000
Florida: 5.01%
Variable rate demand notes ø: 5.01%
Highlands County FL Health Facilities Authority Adventist Health System Series A-2 (Health revenue)	0.02	11-15-2037	3,075,000	3,075,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health revenue)	0.03	11-15-2032	600,000	600,000
Miami Dade County FL Industrial Development Authority Revenue Various Refunding Florida Power & Light Company Project (Utilities revenue)	0.04	5-1-2046	1,500,000	1,500,000
Seminole County Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0444 (Tax revenue, NPFGC Insured, JPMorgan Chase & Company LIQ) 144A	0.17	4-1-2027	5,250,000	5,250,000
St. Lucie County FL Power & Light Company (Industrial development revenue)	0.04	9-1-2028	1,685,000	1,685,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health revenue, Morgan Stanley Bank LIQ) 144A	0.17%	8-15-2047	$10,130,000	$ 10,130,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Health revenue, Barclays Bank plc LIQ) 144A	0.10	8-15-2047	5,090,000	5,090,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0173 (Health revenue, Credit Suisse LIQ) 144A	0.07	10-1-2025	9,000,000	9,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XX1136 (Transportation revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.06	7-1-2049	2,375,000	2,375,000
Tender Option Bond Trust Receipts/Various States (Water & sewer revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.05	4-1-2029	5,000,000	5,000,000
				43,705,000
Georgia: 0.91%
Variable rate demand notes ø: 0.91%
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & sewer revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.05	4-1-2023	2,500,000	2,500,000
Roswell GA Housing Authority Refunding Bonds Belcourt Limited Project A (Housing revenue, Northern Trust Company LOC)	0.05	9-1-2027	5,400,000	5,400,000
				7,900,000
Hawaii: 0.34%
Other municipal debt : 0.34%
Honolulu HI Series B-2 (Miscellaneous revenue)	0.08	8-4-2021	3,000,000	3,000,000
Idaho: 0.46%
Variable rate demand notes ø: 0.46%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series D (Health revenue)	0.10	12-1-2048	4,000,000	4,000,000
Illinois: 7.54%
Variable rate demand notes ø: 7.54%
Chicago IL Education Marine Project Series 1984 (Industrial development revenue, FHLB LOC)	0.24	7-1-2023	4,200,000	4,200,000
Illinois Educational Facilities Authority Aurora University (Education revenue, BMO Harris Bank NA LOC)	0.03	3-1-2032	4,200,000	4,200,000
Illinois Finance Authority Bradley University Series B (Education revenue, PNC Bank NA LOC)	0.03	4-1-2038	1,250,000	1,250,000
Illinois Finance Authority Elmhurst Memorial Healthcare Series D (Health revenue, Bank of America NA LOC)	0.02	1-1-2048	100,000	100,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education revenue, BMO Harris Bank NA LOC)	0.04	10-1-2035	3,600,000	3,600,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2202 (Transportation revenue, TD Bank NA LIQ) 144A	0.07	1-1-2037	1,140,000	1,140,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0120 (Transportation revenue, Royal Bank of Canada LIQ) 144A	0.11	7-1-2023	3,100,000	3,100,000
The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2406 (Tax revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.14%	6-15-2031	$ 7,055,000	$ 7,055,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Tax revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.14	4-1-2046	8,735,000	8,735,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0722 (Tax revenue, Royal Bank of Canada LIQ) 144A	0.16	7-1-2026	7,900,000	7,900,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2547 (Tax revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.14	6-15-2031	4,355,000	4,355,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Tax revenue, Bank of America NA LIQ) 144A	0.17	1-1-2048	3,340,000	3,340,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0713 (Tax revenue, Morgan Stanley Bank LIQ) 144A	0.17	1-1-2043	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XM0863 (GO revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	0.05	12-1-2026	6,375,000	6,375,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XG0299 (Health revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.06	5-15-2050	2,500,000	2,500,000
				65,850,000
Indiana: 1.71%
Other municipal debt : 0.81%
Indiana Bond Bank Advanced Funding Program Notes Series A (Miscellaneous revenue)	2.00	1-10-2022	7,000,000	7,056,447
Variable rate demand notes ø: 0.90%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Tax revenue, State Street Bank & Trust Company LIQ)	0.06	7-1-2023	7,835,000	7,835,000
Iowa: 2.72%
Variable rate demand notes ø: 2.72%
Iowa Finance Authority Midwestern EDA CJ Bio-America Incorporated Project (Industrial development revenue, Korea Development Bank LOC)	0.06	4-1-2022	23,715,000	23,715,000
Kentucky: 0.34%
Variable rate demand notes ø: 0.34%
Boone Country KY PCR Various Refunding Bonds Duke Energy (Industrial development revenue, Sumitomo Mitsui Banking Corporation LOC)	0.04	8-1-2027	3,000,000	3,000,000
Louisiana: 0.34%
Variable rate demand notes ø: 0.34%
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XM0735 (Water & sewer revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	0.07	12-1-2045	3,000,000	3,000,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 0.57%
Variable rate demand notes ø: 0.57%
Montgomery County MD Housing Opportunities Commission Single Family Mortgage Revenue Various Series C (Housing revenue, PNC Bank NA LOC)	0.03%	1-1-2041	$ 5,000,000	$ 5,000,000
Massachusetts: 1.51%
Variable rate demand notes ø: 1.51%
Massachusetts Housing Finance Agency Housing Revenue Various Single Family Housing Series 200 (Housing revenue)	0.03	12-1-2048	6,000,000	6,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2655 (Health revenue, Bank of America NA LIQ) 144A	0.04	7-1-2047	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2692 (Education revenue, Citibank NA LIQ) 144A	0.03	7-1-2025	4,190,000	4,190,000
				13,190,000
Michigan: 2.30%
Other municipal debt : 2.30%
Michigan Finance Authority State Aid Series A-2 (Miscellaneous revenue, JPMorgan Chase & Company LOC)	4.00	8-20-2021	20,000,000	20,036,888
Minnesota: 1.09%
Variable rate demand notes ø: 1.09%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing revenue, FNMA LOC, FNMA LIQ)	0.10	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing revenue, FNMA LOC, FNMA LIQ)	0.11	8-15-2038	4,245,000	4,245,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing revenue, FNMA LOC, FNMA LIQ)	0.10	9-15-2031	2,865,000	2,865,000
				9,485,000
Missouri: 0.31%
Variable rate demand notes ø: 0.31%
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2198 (Water & sewer revenue, Citibank NA LIQ) 144A	0.04	5-1-2023	2,670,000	2,670,000
Montana: 0.40%
Variable rate demand notes ø: 0.40%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27	6-1-2034	3,515,000	3,515,000
Nebraska: 1.20%
Variable rate demand notes ø: 1.20%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing revenue, Northern Trust Company LOC)	0.40	9-1-2031	10,500,000	10,500,000
The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Nevada: 0.94%
Variable rate demand notes ø: 0.94%
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZM0634 (GO revenue, Royal Bank of Canada LIQ) 144A	0.05%	12-1-2025	$ 3,330,000	$ 3,330,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0845 (GO revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	0.09	6-15-2026	3,870,000	3,870,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0866 (Tax revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.06	7-1-2026	1,000,000	1,000,000
				8,200,000
New Jersey: 1.40%
Variable rate demand notes ø: 1.40%
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2495 (Miscellaneous revenue, BAM Insured, Morgan Stanley Bank LIQ) 144A	0.17	7-1-2031	8,450,000	8,450,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-ZF1206 (Transportation revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	0.05	11-1-2028	3,795,000	3,795,000
				12,245,000
New York: 9.56%
Other municipal debt : 2.90%
Corinth NY Central School District BAN (GO revenue)	1.25	7-22-2022	8,000,000	8,083,641
Delhi NY Central School District BAN (GO revenue)	1.13	7-28-2022	8,968,747	9,053,933
Franklinville NY Central School District BAN (GO revenue)	1.25	6-28-2022	5,100,000	5,149,157
Westchester County NY Tax Anticipation Notes Series B (GO revenue)	2.00	10-18-2021	3,000,000	3,011,850
				25,298,581
Variable rate demand notes ø: 6.66%
New York Adjusted Fiscal 2017 Subordinate Bonds Series A-4 (GO revenue, Citibank NA LOC)	0.01	8-1-2044	1,250,000	1,250,000
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Health revenue, Manufacturers & Traders LOC)	0.07	7-1-2048	5,925,000	5,925,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous revenue, State Street Bank & Trust Company LIQ) 144A	0.04	3-15-2022	3,770,000	3,770,000
New York Fiscal Subordinate Bond Series 2017A-6 (GO revenue, JPMorgan Chase & Company SPA)	0.05	8-1-2044	2,000,000	2,000,000
New York Metropolitan Transportation Authority Revenue Bond Subordinate Series 2015E (Transportation revenue, PNC Bank NA LOC)	0.03	11-15-2045	1,700,000	1,700,000
New York Metropolitan Transportation Authority Subordinate Bond Series 2012A-2 (Transportation revenue, Bank of Montreal LOC)	0.06	11-15-2041	8,300,000	8,300,000
New York Municipal Water Finance Adjusted Second General Resolution Series DD-1 (Water & sewer revenue, TD Bank NA SPA)	0.02	6-15-2043	7,500,000	7,500,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
New York Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax revenue, Mizuho Bank Limited SPA)	0.03%	8-1-2043	$ 2,100,000	$ 2,100,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2556 (Tax revenue, Morgan Stanley Bank LIQ) 144A	0.04	9-15-2025	6,720,000	6,720,000
Triborough NY Bridge & Tunnel Authority Series B-1 (Transportation revenue, Bank of America NA LOC)	0.02	1-1-2033	3,700,000	3,700,000
Triborough NY Bridge & Tunnel Authority Subordinated Bonds series B-2 (Transportation revenue, State Street Bank & Trust Company LOC)	0.05	1-1-2032	300,000	300,000
Triborough NY Bridge & Tunnel Authority Subordinated Bonds Series B-2 (Transportation revenue, State Street Bank & Trust Company LOC)	0.06	1-1-2032	14,850,000	14,850,000
				58,115,000
North Carolina: 1.00%
Variable rate demand notes ø: 1.00%
Charlotte NC Water & Sewer Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170 (Water & sewer revenue, Royal Bank of Canada LIQ) 144A	0.05	1-1-2026	2,430,000	2,430,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0105 (Education revenue, Morgan Stanley Bank LIQ) 144A	0.05	10-1-2055	2,250,500	2,250,500
University North Carolina Hospital Chapel Hill Revenue Various Series B (Health revenue, TD Bank NA SPA)	0.02	2-15-2031	4,000,000	4,000,000
				8,680,500
Ohio: 9.79%
Other municipal debt : 2.41%
Indian Hill OH Exempted Village School District Hamilton County BAN (GO revenue)	1.38	9-29-2021	20,000,000	20,039,843
Mahoning County OH Various Purpose Notes Series 2020 (GO revenue)	1.00	9-13-2021	1,000,000	1,000,802
				21,040,645
Variable rate demand notes ø: 7.38%
Franklin County OH Trinity Health Group (Health revenue)	0.10	12-1-2046	21,395,000	21,395,000
Ohio Adult Correctional Capital Facilities Various Lease Appropriation Building (Miscellaneous revenue)	0.01	10-1-2040	10,000,000	10,000,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous revenue)	0.05	10-1-2036	10,000,000	10,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0225 (Water & sewer revenue, TD Bank NA LIQ) 144A	0.07	11-15-2043	8,000,000	8,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2438 (Education revenue, JPMorgan Chase & Company LIQ) 144A	0.05	12-1-2024	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0074 (Health revenue, JPMorgan Chase & Company LIQ) 144A	0.10	2-1-2029	6,635,000	6,635,000
The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-MIZ9020 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.12%	5-1-2022	$ 3,985,000	$ 3,985,000
Tender Option Bond Trust Receipts/Various States (Miscellaneous revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.20	12-15-2040	2,370,000	2,370,000
				64,385,000
Oregon: 1.32%
Variable rate demand notes ø: 1.32%
Oregon Housing & Community Services Department Mortgage Revenue Various Single Family Mortgage Program (Housing revenue, Sumitomo Mitsui Banking Corporation LOC)	0.03	7-1-2037	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0813 (Health revenue, Royal Bank of Canada LIQ) 144A	0.07	5-15-2027	4,895,000	4,895,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0814 (Education revenue, Royal Bank of Canada LIQ) 144A	0.05	1-1-2028	4,605,000	4,605,000
				11,500,000
Pennsylvania: 1.93%
Variable rate demand notes ø: 1.93%
Floater/Residual Trust Tender Option Bond (Housing revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.27	11-1-2034	3,000,000	3,000,000
Pennsylvania EDFA Exempt Facilities Refunding Bond Energy Supply LLC (Utilities revenue, MUFG Bank Limited LOC)	0.05	12-1-2038	1,000,000	1,000,000
Pennsylvania Public School Building Authority Series A (Miscellaneous revenue, AGM Insured, Citibank NA LIQ) 144A	0.08	12-1-2023	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0081 (Health revenue, Morgan Stanley Bank LIQ) 144A	0.05	6-1-2044	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0504 (Water & sewer revenue, TD Bank NA LIQ) 144A	0.16	8-15-2042	4,875,000	4,875,000
				16,875,000
South Carolina: 2.24%
Other municipal debt : 1.97%
South Carolina Association Governmental Organizations Certificates Participation Series A (Miscellaneous revenue)	3.00	3-1-2022	5,000,000	5,083,750
South Carolina Public Service Authority Series A (GO revenue)	0.11	8-17-2021	5,000,000	5,000,000
South Carolina Public Service Authority Tax Exempt Notes Series A (GO revenue)	0.09	10-19-2021	7,113,000	7,113,000
				17,196,750
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø: 0.27%
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education revenue, Truist Bank LOC)	0.10%	8-1-2025	$ 1,475,000	$ 1,475,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial development revenue, Truist Bank LOC)	0.10	11-1-2034	905,000	905,000
				2,380,000
Tennessee: 0.91%
Variable rate demand notes ø: 0.91%
Sevier County TN Public Building Authority Local Government Public Improvement Series V1-K1 (Miscellaneous revenue, U.S. Bank NA SPA)	0.03	6-1-2034	4,700,000	4,700,000
Shelby County TN Health Educational & Housing Facilities Board Methodist Le Bonheur Series B (Health revenue, AGM Insured, U.S. Bank NA SPA)	0.03	6-1-2042	3,255,000	3,255,000
				7,955,000
Texas: 11.30%
Other municipal debt : 8.73%
Harris County TX Cultural Education Facilities Finance Corporation Revenue Series C-1 (Education revenue)	0.10	10-7-2021	10,000,000	10,000,000
Houston TX Series E-1 (Miscellaneous revenue)	0.07	8-31-2021	5,000,000	5,000,000
Houston TX Series G-2 (Miscellaneous revenue)	0.08	8-31-2021	10,400,000	10,400,000
North East TX Independent School District Series A (Education revenue)	0.13	8-3-2021	9,000,000	9,000,000
Texas Tax Anticipation Notes (GO revenue)	4.00	8-26-2021	15,000,000	15,037,095
Texas Upper Trinity Regional Water District Series A (Water & sewer revenue)	0.07	8-5-2021	3,100,000	3,100,000
University of Texas Permanent University Fund Series A (Education revenue)	0.08	8-17-2021	16,000,000	16,000,000
University of Texas Series A (Education revenue) ##	0.09	8-3-2021	7,700,000	7,700,000
				76,237,095
Variable rate demand notes ø: 2.57%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing revenue, FHLMC LIQ)	0.10	9-1-2039	3,400,000	3,400,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial development revenue)	0.06	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource recovery revenue)	0.05	7-1-2029	4,200,000	4,200,000
Tender Option Bond Trust Receipts/Various States (GO revenue, Royal Bank of Canada LIQ) 144A	0.05	2-15-2029	3,000,000	3,000,000
Texas Veterans Bond (GO revenue, FHLB SPA)	0.04	12-1-2051	6,800,000	6,800,000
				22,400,000
The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utah: 1.16%
Variable rate demand notes ø: 1.16%
RBC Municipal Products Incorporated Trust Series E-142 (Utilities revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.05%	5-1-2022	$10,150,000	$ 10,150,000
Vermont: 0.25%
Variable rate demand notes ø: 0.25%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education revenue, TD Bank NA LOC)	0.03	7-1-2033	2,200,000	2,200,000
Virginia: 1.19%
Variable rate demand notes ø: 1.19%
Floater/Residual Trust Tender Option Bond Series 2020-MIZ9025 (Health revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.09	11-1-2035	2,105,000	2,105,000
Tender Option Bond Trust Receipts/Various States (Education revenue, Bank of America NA LIQ) 144A	0.04	9-1-2051	7,310,000	7,310,000
Virginia MFHR Series M-031 Class A (Housing revenue, FHLMC LIQ) 144A	0.05	12-15-2045	980,000	980,000
				10,395,000
Washington: 0.62%
Variable rate demand notes ø: 0.62%
Washington Housing Finance Commission Various Redmond Ridge East Apartments (Housing revenue, FHLB LOC)	0.02	11-1-2047	5,450,000	5,450,000
Wisconsin: 4.17%
Variable rate demand notes ø: 4.17%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial development revenue, CoBank ACB LOC)	0.07	5-1-2037	4,700,000	4,700,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health revenue, JPMorgan Chase & Company LIQ) 144A	0.05	9-29-2022	3,815,000	3,815,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2634 (Health revenue, Credit Suisse LIQ) 144A	0.04	8-15-2025	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2831 (Housing revenue, Mizuho Capital Markets LLC LIQ) 144A	0.20	7-1-2029	1,800,000	1,800,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XL0148 (Health revenue, Barclays Bank plc LOC, AGM Insured, Barclays Bank plc LIQ) 144A	0.06	6-1-2045	2,250,000	2,250,000
Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1129 (GO revenue, Barclays Bank plc LIQ) 144A	0.14	4-1-2035	7,835,000	7,835,000
Tender Option Bond Trust Receipts/Various States (Education revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.20	12-15-2040	1,500,000	1,500,000
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Portfolio of investments—July 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
Variable rate demand notes ø(continued)
Wisconsin HEFA Aspirus Wausau Hospital Incorporated Obligated Group Series 2004B (Housing revenue, JPMorgan Chase & Company LOC)		0.02%	8-15-2034	$ 2,440,000	$ 2,440,000
Wisconsin Series 2019A (GO revenue)		0.04	5-1-2029	10,100,000	10,100,000
					36,440,000
Total Municipal obligations (Cost $862,120,367)					862,120,367
Repurchase agreements^^: 1.37%
MUFG Securities Canada Limited, dated 7-30-2021, maturity value $12,000,050		0.05	8-2-2021	12,000,000	12,000,000
Total Repurchase agreements (Cost $12,000,000)					12,000,000
Total investments in securities (Cost $889,120,367)	101.85%				889,120,367
Other assets and liabilities, net	(1.85)				(16,175,442)
Total net assets	100.00%				$872,944,925

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
^^	Collateralized by U.S. government securities, 0.25% to 4.38%, 9-15-2022 to 2-15-2051, fair value including accrued interest is $12,240,000.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
BAN	Bond anticipation notes
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GO	General obligation
HEFA	Health & Educational Facilities Authority
LIQ	Liquidity agreement
LOC	Letter of credit
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
PCR	Pollution control revenue
SPA	Standby purchase agreement
The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Statement of assets and liabilities—July 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 889,120,367
Cash	203,621
Receivable for Fund shares sold	3,171,293
Receivable for interest	1,770,728
Receivable for investments sold	275,000
Receivable from manager	67,789
Prepaid expenses and other assets	54,177
Total assets	894,662,975
Liabilities
Payable for investments purchased	16,000,000
Payable for when-issued transactions	5,093,100
Payable for Fund shares redeemed	430,463
Administration fees payable	76,615
Dividends payable	3,508
Trustees’ fees and expenses payable	642
Accrued expenses and other liabilities	113,722
Total liabilities	21,718,050
Total net assets	$872,944,925
Net assets consist of
Paid-in capital	$ 872,894,184
Total distributable earnings	50,741
Total net assets	$872,944,925
Computation of net asset value per share
Net assets – Class A	$ 94,652,773
Shares outstanding – Class A1	94,631,000
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 112,236,123
Shares outstanding – Administrator Class[1]	112,210,530
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$ 599,996,928
Shares outstanding – Premier Class[1]	599,862,175
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$ 66,059,101
Shares outstanding – Service Class[1]	66,044,043
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Statement of operations—six months ended July 31, 2021 (unaudited)

Investment income
Interest	$ 609,355
Expenses
Management fee	649,306
Administration fees
Class A	107,130
Administrator Class	48,979
Premier Class	242,116
Service Class	39,061
Shareholder servicing fees
Class A	111,099
Administrator Class	48,184
Service Class	60,168
Custody and accounting fees	21,894
Professional fees	27,275
Registration fees	78,466
Shareholder report expenses	10,289
Trustees’ fees and expenses	9,610
Other fees and expenses	14,798
Total expenses	1,468,375
Less: Fee waivers and/or expense reimbursements
Fund-level	(595,770)
Class A	(175,785)
Administrator Class	(58,936)
Service Class	(71,809)
Net expenses	566,075
Net investment income	43,280
Net realized gains on investments	107,838
Net increase in net assets resulting from operations	$ 151,118
The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2021 (unaudited)		Year ended January 31, 2021
Operations
Net investment income		$ 43,280		$ 3,873,355
Net realized gains on investments		107,838		212,135
Net increase in net assets resulting from operations		151,118		4,085,490
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,869)		(290,972)
Administrator Class		(4,897)		(353,108)
Premier Class		(30,260)		(3,237,560)
Service Class		(3,254)		(195,932)
Total distributions to shareholders		(43,280)		(4,077,572)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,001,575	11,001,575	48,992,755	48,992,755
Administrator Class	51,476,697	51,476,697	28,381,498	28,381,498
Premier Class	105,221,517	105,221,517	742,724,878	742,724,878
Service Class	3,240,197	3,240,197	3,786,718	3,786,718
		170,939,986		823,885,849
Reinvestment of distributions
Class A	4,525	4,525	286,044	286,044
Administrator Class	4,737	4,737	347,010	347,010
Premier Class	18,478	18,478	2,209,973	2,209,973
Service Class	798	798	56,873	56,873
		28,538		2,899,900
Payment for shares redeemed
Class A	(17,284,789)	(17,284,789)	(43,994,444)	(43,994,444)
Administrator Class	(24,751,060)	(24,751,060)	(50,697,012)	(50,697,012)
Premier Class	(137,352,705)	(137,352,705)	(960,769,724)	(960,769,724)
Service Class	(1,373,625)	(1,373,625)	(4,464,228)	(4,464,228)
		(180,762,179)		(1,059,925,408)
Net decrease in net assets resulting from capital share transactions		(9,793,655)		(233,139,659)
Total decrease in net assets		(9,685,817)		(233,131,741)
Net assets
Beginning of period		882,630,742		1,115,762,483
End of period		$ 872,944,925		$ 882,630,742
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00	0.00	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.00	0.00	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.27%	0.93%	0.89%	0.35%	0.13%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.64%	0.66%	0.66%	0.68%	0.65%
Net expenses	0.13% *	0.33% *	0.60%	0.61%	0.64%	0.39%
Net investment income	0.01%	0.25%	0.92%	0.88%	0.30%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$94,653	$100,920	$95,632	$101,680	$119,524	$135,704

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.47%
Year ended January 31, 2021	0.25%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.35%	1.23%	1.21%	0.69%	0.33%
Ratios to average net assets (annualized)
Gross expenses	0.39%	0.37%	0.39%	0.39%	0.41%	0.40%
Net expenses	0.13% *	0.25% *	0.30%	0.30%	0.30%	0.27%
Net investment income	0.01%	0.34%	1.22%	1.21%	0.64%	0.22%
Supplemental data
Net assets, end of period (000s omitted)	$112,236	$85,489	$107,457	$131,395	$132,964	$155,448

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.17%
Year ended January 31, 2021	0.04%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  25

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Premier Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.40%	1.33%	1.31%	0.79%	0.41%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.25%	0.27%	0.27%	0.28%	0.25%
Net expenses	0.13% [3]	0.20%	0.20%	0.20%	0.20%	0.18%
Net investment income	0.01%	0.38%	1.28%	1.31%	0.79%	0.18%
Supplemental data
Net assets, end of period (000s omitted)	$599,997	$632,040	$847,871	$593,961	$339,331	$105,881

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
[3]	Ratio reflects class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.07% higher.
The accompanying notes are an integral part of these financial statements.

26  |  Retail Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.01	0.01	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net realized gains	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]	(0.00) [1]
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.01)	(0.01)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.30%	1.08%	1.06%	0.54%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.49%	0.54%	0.56%	0.56%	0.58%	0.54%
Net expenses	0.13% *	0.29% *	0.45%	0.45%	0.45%	0.32%
Net investment income	0.01%	0.28%	1.06%	1.05%	0.49%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$66,059	$64,183	$64,802	$65,682	$66,460	$73,472

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.32%
Year ended January 31, 2021	0.15%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  27

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the "Fund") which is a diversified series of the Trust.
Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2021.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a Special Meeting of Shareholders expected to be held on August 16, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

28  |  Retail Money Market Funds

Notes to financial statements (unaudited)
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Retail Money Market Funds  |  29

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Closed end municipal bond fund obligations	$0	$ 15,000,000	$0	$ 15,000,000
Municipal obligations	0	862,120,367	0	862,120,367
Repurchase agreements	0	12,000,000	0	12,000,000
Total assets	$0	$889,120,367	$0	$889,120,367
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
Prior to June 1, 2021, the management fee rate was as follows:

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Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Over $10 billion	0.130
For the six months ended July 31, 2021, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through May 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2021 in order to maintain a positive yield. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.30
Premier Class	0.20
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that

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Notes to financial statements (unaudited)
these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $342,870,000, $410,120,000 and $0 in interfund purchases, sales and net realized gains (losses), respectively, during the six months ended July 31, 2021.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is also expected to go into effect in the second half of 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.
At a Special Meeting of Shareholders held on August 16, 2021, shareholders of the Fund approved a new investment management and a new subadvisory agreement that will be effective at the closing of the sale transaction.

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Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
SPECIAL MEETING OF SHAREHOLDERS
On August 16, 2021, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposals are indicated below.
Proposal 1 – To consider and approve a new investment management agreement with Wells Fargo Funds Management, LLC.
Shares voted “For”	449,914,909
Shares voted “Against”	12,590,977
Shares voted “Abstain”	9,841,040
Proposal 2 – To consider and approve a new investment sub-advisory agreement with Wells Capital Management, LLC.
Shares voted “For”	447,139,380
Shares voted “Against”	14,745,902
Shares voted “Abstain”	10,461,644
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

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Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of

Retail Money Market Funds  |  37

Board considerations (unaudited)
Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was equal to or in range of the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2020.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to the median net operating expense ratios of the expense Groups for all share classes, except Class A. The Board received information concerning, and discussed factors contributing to, the expense analysis results for Class A and noted that the net operating expense ratio cap for Class A of the Fund had been lowered in 2018.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for Class A, the Administrator Class, and Service Class and lower than the sum of these average rates for the Fund’s expense Groups for the Premium Class.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

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Board considerations (unaudited)
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

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Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo 100% Treasury Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:

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Board considerations (unaudited)
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity

Retail Money Market Funds  |  41

Board considerations (unaudited)
plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board

42  |  Retail Money Market Funds

Board considerations (unaudited)
also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its

Retail Money Market Funds  |  43

Board considerations (unaudited)
management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

44  |  Retail Money Market Funds

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management, LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Retail Money Market Funds  |  45

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0821-00198 09-21
SA309/SAR309 07-21

Semi-Annual Report
July 31, 2021
Government Money Market Funds
■	Wells Fargo Treasury Plus Money Market Fund

The views expressed and any forward-looking statements are as of July 31, 2021, unless otherwise noted, and are those of the Fund's portfolio managers and/or Wells Fargo Asset Management. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Wells Fargo Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for the Wells Fargo Treasury Plus Money Market Fund for the six-month period that ended July 31, 2021. Global stocks continued to rally as the global economy continued to emerge from the haze of COVID-19. Tailwinds were provided by global stimulus programs, a rapid vaccination rollout, and recovering consumer and corporate sentiment. Bonds were mixed during the period, with municipal bonds and high-yield bonds delivering positive returns.
For the six-month period, U.S. stocks, based on the S&P 500 Index,1 gained 19.19%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned 7.13%, while the MSCI EM Index (Net),3 trailed its developed market counterparts with a -2.76% loss. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned 0.21%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -1.97%, the Bloomberg Municipal Bond Index,6 returned 1.25%, and the ICE BofA U.S. High Yield Index,7 gained 3.68%.
Vaccination rollout drove the stock markets to new highs.
February saw major domestic equity indexes driven higher on the hope of a new stimulus bill, improving COVID-19 vaccination numbers, and the gradual reopening of the economy. Most S&P 500 companies reported better-than-expected earnings, with positive surprises coming from the financials, information technology, health care, and materials sectors. Japan saw its economy strengthen as a result of strong export numbers. Meanwhile, crude oil prices continued their climb, rising more than 25% for the year. Domestic government bonds experienced a sharp sell-off in late February as markets priced in a more robust economic recovery and higher future growth and inflation expectations.
The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021. Domestic employment surged as COVID-19 vaccinations and an increasingly open economy spurred hiring. A majority of U.S. small companies reported they are operating at pre-pandemic capacity or higher. Value stocks continued their outperformance of growth stocks in the month, continuing the trend that started in late 2020. Meanwhile, most major developed global equity indexes are up month to date on the back of rising optimism regarding the outlook for global growth. While the U.S. and U.K. had been most successful in terms of the vaccine rollout, even in markets where the vaccine lagged, such as in the eurozone and Japan, equity indexes in many of those countries had also been in positive territory for the year.
“The passage of the massive domestic stimulus bill highlighted March activity, leading to increased forecasts for U.S. growth in 2021.”

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2021. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)
Equity markets produced another strong showing in April. Domestically, the continued reopening of the economy had a strong impact on positive equity performance, as people started leaving their households and jobless claims continued to fall. Domestic corporate bonds performed well and the U.S. dollar weakened. Meanwhile, the U.S. government continued to seek to invest in the recovery, this time by outlining a package of over $2 trillion to improve infrastructure. The primary headwind in April was inflation, as investors tried to determine the breadth and longevity of recent price increases. Developed Europe has been supported by a meaningful increase in the pace of vaccinations. Unfortunately many emerging market countries have not been as successful. India in particular has seen COVID-19 cases surge, serving as an example of the need to get vaccinations rolled out to less developed nations.
Vaccine rollouts continued in May, leading to loosened restrictions globally. As a result, equity markets in general saw a minor increase in returns. Concerns that the continued economic rebound could result in inflation increases becoming more than transitory were supported by the higher input costs businesses were experiencing. Meanwhile, those inflation concerns were tempered by the U.S. Federal Reserve (Fed) Board, which stayed steady on its view of the economy and eased fears of a sudden and substantial policy change. Positive performance in the emerging market equity space was supported this month by steady consumer demand and strong commodity prices. Fixed-income markets were also slightly positive for the month, driven by inflation uncertainty and a softer U.S. dollar.
June witnessed the S&P 500 Index reach a new all-time high. 2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances. Late June saw a deal reached on a U.S. infrastructure package of approximately $1 trillion for road, bridge, and broadband network upgrades over the next eight years. The Fed’s June meeting yielded no change to policy, but its projections pointed to a possible interest rate rise in 2023. This, combined with a rebound in economic activity and investors searching for yield, led to U.S. Treasury yields being down for the month. Many European and Asian countries saw vaccination momentum increase, while the U.K. dealt with a rise in COVID-19 infections, specifically the Delta variant. Meanwhile, crude oil jumped over 10% in June on the back of the pickup in global economic activity and Organization of the Petroleum Exporting Countries’ (OPEC) slow pace of supply growth.
July began the month seeing vaccinations making progress, as several major developed countries eased restrictions, only to be threatened again by the spread of COVID-19’s Delta variant. Inflation continued to climb, aided by the continued supply bottleneck in the face of high demand. As it pertains to the equity area of the market, U.S. equities led the way in positive return territory, followed by international developed markets. In contrast, emerging markets were well in negative territory for the month, hindered by China’s plans for new regulations on a number of sectors, specifically education and technology. The U.S. 10-Year Treasury bond yield continued to decline, as strong demand swallowed up supply. After hitting a multi-year high earlier in the month, oil prices leveled off following an agreement by OPEC to raise oil production starting in August.
“2021 economic growth and inflation forecasts were revised higher to reflect a strong economic recovery and some supply and demand imbalances.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Wells Fargo Funds

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

4  |  Government Money Market Funds

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Performance highlights (unaudited)
Investment objective	The Fund seeks current income, while preserving capital and liquidity.
Manager	Wells Fargo Funds Management, LLC
Subadviser	Wells Capital Management, LLC
Portfolio managers	Michael C. Bird, CFA®‡, Jeffrey L. Weaver, CFA®‡, Laurie White

Average annual total returns (%) as of July 31, 2021
					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net [2]
Class A (PIVXX)	7-28-2003	0.01	0.69	0.35	0.60	0.60
Administrator Class (WTPXX)	3-31-2008	0.01	0.86	0.44	0.33	0.33
Institutional Class (PISXX)	8-11-1995	0.01	0.97	0.50	0.21	0.20
Select Class (WTLXX)[3]	3-15-2019	0.02	0.99	0.51	0.17	0.14
Service Class (PRVXX)	10-1-1985	0.01	0.79	0.40	0.50	0.45

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. The manager and/or its affiliates may also voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.

Yield summary (%) as of July 31, 2021
	Class A	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield[1]	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

[1]	The manager has contractually committed through May 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses and may also voluntarily waive or reimburse additional fees and expenses which may be discontinued or modified at any time without notice. Without these reductions, the Fund’s 7-day current yield would have been -0.49%, -0.20%, -0.16%, -0.12% and -0.38% for Class A, Administrator Class, Institutional Class, Select Class and Service Class, respectively.
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.
Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Government Money Market Funds

Performance highlights (unaudited)
For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Government Money Market Funds  |  7

Performance highlights (unaudited)
Portfolio composition as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.

Effective maturity distribution as of July 31, 2021[1]
[1]	Figures represent the percentage of the Fund's total investments. These amounts are subject to change and may have changed since the date specified.
Weighted average maturity as of July 31, 2021[1]
33 days
[1]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

Weighted average life as of July 31, 2021[1]
94 days
[1]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

8  |  Government Money Market Funds

Fund expenses (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2021 to July 31, 2021.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning account value 2-1-2021	Ending account value 7-31-2021	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Select Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
Service Class
Actual	$1,000.00	$1,000.05	$0.30	0.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.50	$0.30	0.06%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase agreements^^: 52.82%
ANZ Bank New Zealand, dated 7-30-2021, maturity value $300,000,680 (01)	0.05%	8-2-2021	$ 299,999,430	$ 299,999,430
Bank of America, dated 7-30-2021, maturity value $230,000,958 (02)	0.05	8-2-2021	230,000,000	230,000,000
Bank of New York Mellon Corporation, dated 7-30-2021, maturity value $750,003,438 (03)	0.06	8-2-2021	750,000,000	750,000,000
Barclays Bank plc, dated 7-30-2021, maturity value $790,003,292 (04)	0.05	8-2-2021	790,000,000	790,000,000
BNP Paribas, dated 7-30-2021, maturity value $750,003,125 (05)	0.05	8-2-2021	750,000,000	750,000,000
BNP Paribas, dated 7-30-2021, maturity value $1,000,004,583 (06)	0.06	8-2-2021	1,000,000,000	1,000,000,000
Citigroup Global Markets Incorporated, dated 7-29-2021, maturity value $250,002,431 (07)	0.05	8-5-2021	250,000,000	250,000,000
Federal Reserve Bank, dated 7-30-2021, maturity value $5,000,020,833 (08)	0.05	8-2-2021	5,000,000,000	5,000,000,000
ING Financial Markets LLC, dated 7-30-2021, maturity value $100,000,901 (09)	0.05	8-2-2021	100,000,484	100,000,484
JPMorgan Securities, dated 7/1/2021, maturity value $100,005,333 (10) §∂øø	0.06	8-2-2021	100,000,000	100,000,000
MetLife Incorporated, dated 7-30-2021, maturity value $250,004,062 (11)	0.06	8-2-2021	250,002,812	250,002,812
MUFG Securities Canada Limited, dated 7-30-2021, maturity value $212,500,885 (12)	0.05	8-2-2021	212,500,000	212,500,000
MUFG Securities Canada Limited, dated 7-30-2021, maturity value $225,000,938 (13)	0.05	8-2-2021	225,000,000	225,000,000
MUFG Securities Canada Limited, dated 7-29-2021, maturity value $250,002,431 (14)	0.05	8-5-2021	250,000,000	250,000,000
Prudential Insurance Company of America, dated 7-30-2021, maturity value $11,987,560 (15)	0.06	8-2-2021	11,987,500	11,987,500
Prudential Insurance Company of America, dated 7-30-2021, maturity value $51,346,507 (16)	0.06	8-2-2021	51,346,250	51,346,250
Societe Generale of New York, dated 7-6-2021, maturity value $150,008,500 (17)	0.06	8-9-2021	150,000,000	150,000,000
Standard Chartered Bank, dated 7-30-2021, maturity value $146,910,735 (18)	0.06	8-2-2021	146,910,000	146,910,000
Standard Chartered Bank, dated 7-30-2021, maturity value $250,001,146 (19)	0.06	8-2-2021	250,000,000	250,000,000
Sumitomo Mitsui Banking Corporation, dated 7-28-2021, maturity value $640,421,183 (20)	0.07	8-11-2021	640,403,750	640,403,750
Toronto Dominion, dated 7-30-2021, maturity value $750,003,125 (21)	0.05	8-2-2021	750,000,000	750,000,000
Total Repurchase agreements (Cost $12,208,150,226)				12,208,150,226
U.S. Treasury securities: 46.14%
U.S. Cash Management Bill ☼	0.01	8-3-2021	300,000,000	299,999,854
U.S. Cash Management Bill ☼##	0.02	8-10-2021	550,000,000	549,997,511
U.S. Cash Management Bill ☼	0.02	8-17-2021	150,000,000	149,998,506
U.S. Cash Management Bill ☼	0.02	8-24-2021	100,000,000	99,998,594
U.S. Cash Management Bill ☼	0.02	8-31-2021	200,000,000	199,996,496
U.S. Cash Management Bill ☼	0.03	10-5-2021	250,000,000	249,987,334
U.S. Cash Management Bill ☼	0.03	10-12-2021	150,000,000	149,990,238
U.S. Cash Management Bill ☼	0.03	10-19-2021	100,000,000	99,992,850
U.S. Cash Management Bill ☼	0.05	11-9-2021	50,000,000	49,993,125
U.S. Cash Management Bill ☼	0.05	11-16-2021	100,000,000	99,985,278
The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Cash Management Bill ☼	0.05%	11-23-2021	$ 100,000,000	$ 99,984,306
U.S. Cash Management Bill ☼%%	0.05	11-30-2021	300,000,000	299,950,417
U.S. Treasury Bill ☼	0.01	8-19-2021	100,000,000	99,999,433
U.S. Treasury Bill ☼	0.02	8-26-2021	100,000,000	99,999,200
U.S. Treasury Bill ☼	0.02	9-7-2021	150,000,000	149,996,438
U.S. Treasury Bill ☼	0.02	9-9-2021	200,000,000	199,994,907
U.S. Treasury Bill ☼	0.02	9-14-2021	100,000,000	99,997,611
U.S. Treasury Bill ☼	0.02	9-21-2021	100,000,000	99,997,917
U.S. Treasury Bill ☼	0.02	9-28-2021	100,000,000	99,997,071
U.S. Treasury Bill ☼	0.03	8-5-2021	300,000,000	299,999,176
U.S. Treasury Bill ☼	0.03	8-12-2021	180,000,000	179,998,189
U.S. Treasury Bill ☼	0.03	9-2-2021	100,000,000	99,998,450
U.S. Treasury Bill ☼	0.03	9-16-2021	150,000,000	149,994,844
U.S. Treasury Bill ☼	0.04	12-16-2021	50,000,000	49,992,444
U.S. Treasury Bill ☼	0.05	10-14-2021	150,000,000	149,984,792
U.S. Treasury Bill ☼	0.05	10-21-2021	100,000,000	99,988,889
U.S. Treasury Bill ☼	0.05	10-28-2021	50,000,000	49,993,958
U.S. Treasury Bill ☼	0.05	1-13-2022	50,000,000	49,988,383
U.S. Treasury Bill ☼	0.07	1-27-2022	160,000,000	159,948,133
U.S. Treasury Bill ☼	0.10	12-23-2021	20,000,000	19,992,453
U.S. Treasury Bill ☼	0.11	12-30-2021	145,000,000	144,934,708
U.S. Treasury Bill ☼	0.12	12-2-2021	75,000,000	74,970,517
U.S. Treasury Bill ☼	0.14	10-7-2021	20,000,000	19,994,958
U.S. Treasury Bill ☼	0.14	11-4-2021	110,000,000	109,959,789
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±	0.08	4-30-2023	640,000,000	640,031,073
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	0.10	1-31-2023	230,000,000	230,023,838
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.11	7-31-2022	610,000,000	609,993,650
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.11	10-31-2022	570,000,000	569,986,623
U.S. Treasury Note	0.13	5-31-2022	30,000,000	30,009,631
U.S. Treasury Note	0.13	6-30-2022	20,000,000	20,006,141
U.S. Treasury Note	0.13	7-31-2022	200,000,000	200,056,724
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	0.16	4-30-2022	730,000,000	730,060,825
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.15%) ±	0.20	1-31-2022	405,000,000	404,942,102
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.30%) ±	0.35	10-31-2021	415,000,000	415,044,774
U.S. Treasury Note	0.38	3-31-2022	50,000,000	50,090,288
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.03%) ±%%	1.00	7-31-2023	150,000,000	150,000,000
U.S. Treasury Note	1.13	8-31-2021	60,000,000	60,050,414
U.S. Treasury Note	1.13	2-28-2022	60,000,000	60,356,735
U.S. Treasury Note	1.50	8-31-2021	50,000,000	50,054,613
U.S. Treasury Note	1.50	1-31-2022	110,000,000	110,769,880
U.S. Treasury Note	1.75	11-30-2021	110,000,000	110,597,682
U.S. Treasury Note	1.75	2-28-2022	30,000,000	30,294,515
U.S. Treasury Note	1.75	3-31-2022	80,000,000	80,884,950
U.S. Treasury Note	1.75	6-30-2022	40,000,000	40,605,075
U.S. Treasury Note	1.75	7-15-2022	100,000,000	101,576,535
U.S. Treasury Note	1.88	11-30-2021	50,000,000	50,291,441
U.S. Treasury Note	1.88	1-31-2022	61,000,000	61,542,930
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—July 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note		1.88%	3-31-2022	$ 60,000,000	$ 60,703,043
U.S. Treasury Note		1.88	4-30-2022	70,000,000	70,931,618
U.S. Treasury Note		1.88	7-31-2022	140,000,000	142,475,790
U.S. Treasury Note		2.00	8-31-2021	30,000,000	30,045,306
U.S. Treasury Note		2.00	10-31-2021	147,000,000	147,689,735
U.S. Treasury Note		2.00	11-15-2021	80,000,000	80,436,848
U.S. Treasury Note		2.00	12-31-2021	30,000,000	30,234,742
U.S. Treasury Note		2.00	7-31-2022	30,000,000	30,567,841
U.S. Treasury Note		2.13	9-30-2021	115,000,000	115,370,816
U.S. Treasury Note		2.13	5-15-2022	30,000,000	30,482,928
U.S. Treasury Note		2.38	3-15-2022	50,000,000	50,701,953
U.S. Treasury Note		2.50	2-15-2022	20,000,000	20,259,410
U.S. Treasury Note		2.88	10-15-2021	50,000,000	50,280,938
U.S. Treasury Note		2.88	11-15-2021	100,000,000	100,794,546
U.S. Treasury Note		8.00	11-15-2021	34,000,000	34,768,197
Total U.S. Treasury securities (Cost $10,662,610,919)					10,662,610,919
Total investments in securities (Cost $22,870,761,145)	98.96%				22,870,761,145
Other assets and liabilities, net	1.04				240,151,520
Total net assets	100.00%				$23,110,912,665

The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Portfolio of investments—July 31, 2021 (unaudited)
^^	Collateralized by:
(01) Collateralized by U.S. government securities, 0.38% to 6.00%, 8-31-2021 to 8-15-2042, fair value including accrued interest is $300,984,681.
(02) Collateralized by U.S. government securities, 2.63% to 2.75%, 5-31-2023 to 6-30-2023, fair value including accrued interest is $234,600,044.
(03) Collateralized by U.S. government securities, 0.00% to 0.38%, 9-2-2021 to 1-15-2024, fair value including accrued interest is $765,000,065.
(04) Collateralized by U.S. government securities, 0.13% to 3.88%, 1-15-2022 to 2-15-2046, fair value including accrued interest is $805,800,003.
(05) Collateralized by U.S. government securities, 1.38% to 2.25%, 8-31-2023 to 8-15-2027, fair value including accrued interest is $765,000,000.
(06) Collateralized by U.S. government securities, 0.75% to 1.88%, 11-30-2021 to 4-30-2027, fair value including accrued interest is $1,020,408,165.
(07) Collateralized by U.S. government securities, 0.25% to 2.88%, 6-30-2025 to 8-15-2025, fair value including accrued interest is $255,000,032.
(08) Collateralized by U.S. government securities, 0.63% to 3.75%, 9-15-2022 to 11-15-2043, fair value including accrued interest is $5,000,020,853.
(09) Collateralized by U.S. government securities, 2.25%, 1-31-2024, fair value including accrued interest is $102,000,493.
(10) Collateralized by U.S. government securities, 0.00% to 2.13%, 8-10-2021 to 2-15-2026, fair value including accrued interest is $102,000,014.
(11) Collateralized by U.S. government securities, 0.13% to 4.50%, 2-28-2023 to 2-15-2036, fair value including accrued interest is $255,135,234.
(12) Collateralized by U.S. government securities, 0.25% to 4.38%, 9-15-2022 to 2-15-2051, fair value including accrued interest is $216,750,000.
(13) Collateralized by U.S. government securities, 0.13% to 3.13%, 7-15-2030 to 2-15-2043, fair value including accrued interest is $229,500,000.
(14) Collateralized by U.S. government securities, 0.00% to 4.38%, 2-15-2022 to 2-15-2050, fair value including accrued interest is $255,000,013.
(15) Collateralized by U.S. government securities, 0.00%, 2-15-2031, fair value is $12,227,250.
(16) Collateralized by U.S. government securities, 0.00% to 3.00%, 11-15-2025 to 8-15-2047, fair value including accrued interest is $52,373,175.
(17) Collateralized by U.S. government securities, 0.00% to 8.00%, 7-31-2021 to 5-15-2051, fair value including accrued interest is $153,000,002.
(18) Collateralized by U.S. government securities, 0.13%, 3-31-2023, fair value including accrued interest is $149,908,163.
(19) Collateralized by U.S. government securities, 0.00% to 4.38%, 9-9-2021 to 8-15-2050, fair value including accrued interest is $255,000,001.
(20) Collateralized by U.S. government securities, 1.63% to 3.13%, 5-15-2028 to 5-15-2048, fair value including accrued interest is $653,473,995.
(21) Collateralized by U.S. government securities, 0.08% to 8.13%, 7-31-2021 to 2-15-2051, fair value including accrued interest is $765,000,082.
§	The security is subject to a demand feature which reduces the effective maturity.
∂	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Statement of assets and liabilities—July 31, 2021 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$ 10,662,610,919
Investments in repurchase agreements, at amortized cost	12,208,150,226
Cash	247,460,005
Receivable for investments sold	480,000,000
Receivable for interest	13,198,039
Receivable from manager	886,560
Receivable for Fund shares sold	78,984
Prepaid expenses and other assets	1,689,509
Total assets	23,614,074,242
Liabilities
Payable for when-issued transactions	449,951,075
Payable for investments purchased	50,855,042
Administration fees payable	1,786,147
Payable for Fund shares redeemed	458,496
Dividends payable	110,817
Total liabilities	503,161,577
Total net assets	$23,110,912,665
Net assets consist of
Paid-in capital	$ 23,111,097,961
Total distributable loss	(185,296)
Total net assets	$23,110,912,665
Computation of net asset value per share
Net assets – Class A	$ 1,753,272,747
Shares outstanding – Class A1	1,753,105,063
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$ 74,330,868
Shares outstanding – Administrator Class[1]	74,323,999
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$ 15,371,507,822
Shares outstanding – Institutional Class[1]	15,370,209,491
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$ 4,450,440,784
Shares outstanding – Select Class[1]	4,450,111,673
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$ 1,461,360,444
Shares outstanding – Service Class[1]	1,461,229,137
Net asset value per share – Service Class	$1.00
[1]	The Fund has an unlimited number of authorized shares
The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2021 (unaudited)

Investment income
Interest	$ 7,896,234
Expenses
Management fee	15,406,414
Administration fees
Class A	1,870,191
Administrator Class	57,264
Institutional Class	6,275,374
Select Class	721,609
Service Class	929,086
Shareholder servicing fees
Class A	665,479
Administrator Class	16,100
Service Class	818,151
Custody and accounting fees	399,079
Professional fees	35,570
Registration fees	100,889
Shareholder report expenses	21,385
Trustees’ fees and expenses	9,610
Other fees and expenses	172,918
Total expenses	27,499,119
Less: Fee waivers and/or expense reimbursements
Fund-level	(13,846,441)
Class A	(2,216,303)
Administrator Class	(51,679)
Institutional Class	(3,146,307)
Service Class	(1,475,094)
Net expenses	6,763,295
Net investment income	1,132,939
Net realized gains on investments	3,812
Net increase in net assets resulting from operations	$ 1,136,751
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Statement of changes in net assets

	Six months ended July 31, 2021 (unaudited)		Year ended January 31, 2021
Operations
Net investment income		$ 1,132,939		$ 31,525,314
Net realized gains on investments		3,812		100,625
Net increase in net assets resulting from operations		1,136,751		31,625,939
Distributions to shareholders from
Net investment income and net realized gains
Class A		(85,001)		(1,570,166)
Administrator Class		(5,779)		(274,712)
Institutional Class		(784,350)		(24,959,137)
Select Class		(180,392)		(3,152,338)
Service Class		(77,417)		(1,646,130)
Total distributions to shareholders		(1,132,939)		(31,602,483)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	7,013,452,911	7,013,452,911	9,941,597,730	9,941,597,730
Administrator Class	223,717,911	223,717,911	575,602,412	575,602,412
Institutional Class	38,749,222,490	38,749,222,490	89,663,135,695	89,663,135,695
Select Class	82,282,287,360	82,282,287,360	84,526,317,126	84,526,317,126
Service Class	4,914,886,811	4,914,886,811	6,391,237,824	6,391,237,824
		133,183,567,483		191,097,890,787
Reinvestment of distributions
Class A	45,951	45,951	827,512	827,512
Administrator Class	5,759	5,759	284,450	284,450
Institutional Class	250,747	250,747	9,197,042	9,197,042
Select Class	146,969	146,969	2,646,092	2,646,092
Service Class	15,628	15,628	396,877	396,877
		465,054		13,351,973
Payment for shares redeemed
Class A	(6,797,445,937)	(6,797,445,937)	(9,784,258,186)	(9,784,258,186)
Administrator Class	(293,132,901)	(293,132,901)	(569,238,199)	(569,238,199)
Institutional Class	(39,257,046,645)	(39,257,046,645)	(85,088,285,515)	(85,088,285,515)
Select Class	(80,950,445,704)	(80,950,445,704)	(82,102,590,260)	(82,102,590,260)
Service Class	(4,869,740,486)	(4,869,740,486)	(6,144,319,269)	(6,144,319,269)
		(132,167,811,673)		(183,688,691,429)
Net increase in net assets resulting from capital share transactions		1,016,220,864		7,422,551,331
Total increase in net assets		1,016,224,676		7,422,574,787
Net assets
Beginning of period		22,094,687,989		14,672,113,202
End of period		$ 23,110,912,665		$ 22,094,687,989
The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Class A	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net realized gains	0.00	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.01)	(0.00) [1]	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.12%	1.56%	1.37%	0.38%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.61%	0.61%	0.61%	0.62%	0.62%
Net expenses	0.06% *	0.25% *	0.60%	0.60%	0.61%	0.39%
Net investment income	0.01%	0.11%	1.53%	1.36%	0.38%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,753,273	$1,537,192	$1,379,059	$1,202,749	$1,291,723	$1,745,419

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.38%
Year ended January 31, 2021	0.35%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Administrator Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.01%	0.16%	1.83%	1.63%	0.65%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.27%	0.34%	0.34%	0.35%	0.35%	0.34%
Net expenses	0.06% *	0.24% *	0.34%	0.35%	0.35%	0.34%
Net investment income	0.01%	0.16%	1.84%	1.48%	0.61%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$74,331	$143,745	$137,102	$101,340	$142,198	$106,246

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.21%
Year ended January 31, 2021	0.10%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Institutional Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.21%	1.97%	1.78%	0.79%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.23%	0.23%
Net expenses	0.06% *	0.18% *	0.20%	0.20%	0.20%	0.20%
Net investment income	0.01%	0.16%	1.95%	1.77%	0.81%	0.20%
Supplemental data
Net assets, end of period (000s omitted)	$15,371,508	$15,879,274	$11,295,226	$12,466,864	$13,085,244	$11,489,674

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.14%
Year ended January 31, 2021	0.02%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Select Class	Six months ended July 31, 2021 (unaudited)	2021	2020 [1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.02
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00) [2]	(0.00) [2]	(0.02)
Net realized gains	0.00	0.00	(0.00) [2]
Total distributions to shareholders	(0.00) [2]	(0.00) [2]	(0.02)
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.24%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%
Net expenses	0.06% [4]	0.14%	0.14%
Net investment income	0.01%	0.09%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$4,450,441	$3,118,274	$691,825

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the six months ended July 31, 2021, class-level expenses were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would have been 0.08% higher.
The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Financial highlights
(For a share outstanding throughout each period)
		Year ended January 31
Service Class	Six months ended July 31, 2021 (unaudited)	2021	2020	2019	2018	2017
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Total from investment operations	0.00 [1]	0.00 [1]	0.02	0.02	0.01	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net realized gains	0.00	0.00	(0.00) [1]	(0.00) [1]	(0.00) [1]	0.00
Total distributions to shareholders	(0.00) [1]	(0.00) [1]	(0.02)	(0.02)	(0.01)	(0.00) [1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.14%	1.72%	1.53%	0.54%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.51%	0.51%	0.51%	0.52%	0.52%
Net expenses	0.06% *	0.23% *	0.45%	0.45%	0.45%	0.38%
Net investment income	0.01%	0.12%	1.71%	1.51%	0.54%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$1,461,360	$1,416,203	$1,168,901	$1,431,420	$1,459,295	$1,500,467

*	Ratios reflect class-level expenses which were voluntarily waived by the investment manager. Without this voluntary waiver, the net expense ratio would be increased by the following amounts:

Six months ended July 31, 2021 (unaudited)	0.31%
Year ended January 31, 2021	0.22%

[1]	Amount is less than $0.005.
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Wells Fargo Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the "Fund") which is a diversified series of the Trust.
On February 23, 2021, Wells Fargo & Company announced that it has entered into a definitive agreement to sell Wells Fargo Asset Management ("WFAM") to GTCR LLC and Reverence Capital Partners, L.P. WFAM is the trade name used by the asset management businesses of Wells Fargo & Company and includes Wells Fargo Funds Management, LLC, the investment manager to the Fund, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, both registered investment advisers providing sub-advisory services to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter. As part of the transaction, Wells Fargo & Company will own a 9.9% equity interest and will continue to serve as an important client and distribution partner.
Consummation of the transaction will result in the automatic termination of the Fund's investment management agreement and subadvisory agreement. The Fund's Board of Trustees approved a new investment management and new subadvisory agreement and approved submitting the agreements to the Fund’s shareholders for approval at a Special Meeting of Shareholders expected to be held on October 15, 2021. Shareholders of record of the Fund at the close of business on May 28, 2021 are entitled to vote at the meeting. If shareholders approve the new agreements, they would take effect upon the closing of the transaction. The transaction is expected to close in the second half of 2021, subject to customary closing conditions.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.
Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Repurchase agreements
The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price (including accrued interest). The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

22  |  Government Money Market Funds

Notes to financial statements (unaudited)
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.
Distributions to shareholders
Distributions to shareholders from net investement income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of July 31, 2021, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.
Class allocations
The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Government Money Market Funds  |  23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Repurchase agreements	$0	$ 12,208,150,226	$0	$ 12,208,150,226
U.S. Treasury securities	0	10,662,610,919	0	10,662,610,919
Total assets	$0	$22,870,761,145	$0	$22,870,761,145
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company ("Wells Fargo"), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Next $5 billion	0.130
Next $85 billion	0.125
Over $100 billion	0.120
Prior to June 1, 2021, the management fee rate was as follows:
Average daily net assets	Management fee
First $5 billion	0.150%
Next $5 billion	0.140
Over $10 billion	0.130
For the six months ended July 31, 2021, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.
Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management, LLC, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

24  |  Government Money Market Funds

Notes to financial statements (unaudited)
Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Waivers and/or expense reimbursements
Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has contractually committed through May 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. In addition to the contractual waivers and/or reimbursements, Funds Management also voluntarily waived certain class-level expenses during the six months ended July 31, 2021 in order to maintain a positive yield. These voluntary class-level waivers may be discontinued at any time. The contractual expense caps are as follows:
Expense ratio caps
Class A	0.60%
Administrator Class	0.34
Institutional Class	0.20
Select Class	0.14
Service Class	0.45
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
6. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of

Government Money Market Funds  |  25

Notes to financial statements (unaudited)
business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.
7. SUBSEQUENT EVENTS
Wells Fargo Asset Management ("WFAM") announced that it will be changing its company name to Allspring Global Investments upon the closing of the previously announced sale transaction of WFAM by Wells Fargo & Company to GTCR LLC and Reverence Capital Partners, L.P. The new corporate name is expected to go into effect on the closing date of the transaction, which is anticipated to occur in the second half of 2021, subject to customary closing conditions.
The Board of Trustees of the Wells Fargo Funds approved a change in the Fund's name to remove “Wells Fargo” from the Fund's name and replace with “Allspring”. The change is also expected to go into effect in the second half of 2021.
Following the closing of the transaction, Wells Fargo Funds Management, LLC, the Fund's investment manager, Wells Capital Management, LLC and Wells Fargo Asset Management (International) Limited, each subadvisers to certain funds, and Wells Fargo Funds Distributor, LLC, the Fund's principal underwriter, will each be rebranded as Allspring.

26  |  Government Money Market Funds

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.
PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Government Money Market Funds  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 139 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

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Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019. Interim President of the McKnight Foundation from January to September 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)
Officers
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018 to 2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.
Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

30  |  Government Money Market Funds

Board considerations (unaudited)
BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:
Board Considerations – Current Agreements
Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 17-19, 2021 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”
The Board noted that Wells Fargo & Company recently announced that it had entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management and the Sub-Adviser, to GTCR LLC and Reverence Capital Partners, L.P. and/or their affiliates (the “Transaction”). The Board further noted that the Transaction would result in a change-of-control of Funds Management and the Sub-Adviser, which would be considered to be an assignment that would result in the termination of the Advisory Agreements. In light of the Transaction, the Board separately considered for approval a new investment management agreement with Funds Management and a new sub-advisory agreement with the Sub-Adviser (the “New Agreements”) that would replace the Advisory Agreements upon consummation of the Transaction, subject to approval of the New Agreements by the Fund’s shareholders. The Board also considered for approval interim agreements to go into effect in the event shareholders do not approve the New Agreements before the Transaction is completed. The interim agreements would allow the Manager and the Sub-Adviser to continue providing services to the Fund while the Fund continues to seek shareholder approval of the New Agreements. The Board noted that the terms of the interim agreements would be identical to those of the current Advisory Agreements, except for the term and certain escrow provisions.
At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at Board meetings held in April and May 2021, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2021. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of

Government Money Market Funds  |  31

Board considerations (unaudited)
Funds Management’s and the Sub-Adviser’s business continuity plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates. The Board also considered information about retention and back-up arrangements that have been put into place with respect to key personnel of WFAM in connection with the anticipated Transaction, noting that WFAM provided assurances that the announcement and eventual culmination of the Transaction is not expected to result in any diminution in the nature or quality of services provided to the Fund.
Fund investment performance and expenses
The Board considered the investment performance results for the Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class I) was higher than the average investment performance of the Universe for all periods under review. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Treasury Money Market Funds Index, for all periods under review.
The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups for Service Class and the Select Class, and in range of the median net operating expense ratios of the expense Groups for all other share classes.
The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.
Investment management and sub-advisory fee rates
The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.
Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for the Institutional Class, Administrative Class, Select Class and Class A, and lower than the sum of these average rates for the Fund’s expense Groups for the Service Class.
The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

32  |  Government Money Market Funds

Board considerations (unaudited)
The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.
Profitability
The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.
Economies of scale
The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other benefits to Funds Management and the Sub-Adviser
The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.
Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.
Conclusion
At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable, and approved the continuation of the Advisory Agreements for a one-year term.

Government Money Market Funds  |  33

Board considerations (unaudited)
Board Considerations – New Agreements
Overview of the Board evaluation process
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”, and the series identified below, the “Funds”) approved the continuation of each Fund’s current Investment Management Agreement (the “Current Investment Management Agreement”) and the current Wells Cap Sub-Advisory Agreement (the “Current Wells Cap Sub-Advisory Agreement”, and collectively, the “Current Agreements”).
Wells Fargo 100% Treasury Money Market Fund
Wells Fargo Government Money Market Fund
Wells Fargo Heritage Money Market Fund
Wells Fargo Money Market Fund
Wells Fargo Municipal Cash Management Money Market Fund
Wells Fargo National Tax-Free Money Market Fund
Wells Fargo Treasury Plus Money Market Fund
Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds (collectively, the “Independent Trustees”). The process followed by the Board in considering and approving the continuation of the Current Agreements is referred to herein as the “2021 Annual Approval Process.”
As noted above, the closing of the sale of Wells Fargo Asset Management (“WFAM”) to a holding company (“NewCo”) affiliated with private funds of GTCR LLC (“GTCR”) and of Reverence Capital Partners, L.P. (“Reverence Capital”, and such transaction, the “Transaction”) will result in a change of control of Wells Fargo Funds Management LLC (“Funds Management”) and Wells Capital Management Incorporated (“Wells Capital” or the “Sub-Adviser”, and together with Funds Management, the “Advisers”), which will be considered to be an “assignment” of each Fund’s Current Agreements under the 1940 Act that will result in the automatic termination of each Fund’s Current Agreements. In light of the expected termination of each Fund’s Current Agreements upon the closing, at the Board Meeting the Board also considered and approved: (i) the new Investment Management Agreement between the Trust, on behalf of each Fund, and Funds Management (the “New Investment Management Agreement”); and (ii) the new Sub-Advisory Agreement among the Trust, on behalf of each Fund, Funds Management and Wells Capital (the “New Sub-Advisory Agreement”, and collectively, the “New Agreements”), each of which is intended to go into effect upon the closing. The process followed by the Board in reviewing and approving the New Agreements is referred to herein as the “New Agreement Approval Process.”
At a series of meetings held in April and May 2021 (collectively, “April and May 2021 Meetings”) and at the Board Meeting, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR and Reverence Capital about the New Agreements and related matters. The Board reviewed and discussed information furnished by Funds Management, GTCR and Reverence Capital that the Board considered reasonably necessary to evaluate the terms of the New Agreements and the services to be provided. At these meetings, senior representatives from Funds Management, GTCR and Reverence Capital made presentations to, and responded to questions from, the Board.
In providing information to the Board in connection with the 2021 annual approval process for the Current Agreements (the “2021 Annual Approval Process”) and the New Agreement Approval Process, Funds Management, GTCR and Reverence Capital (as applicable) were guided by requests for information submitted by independent legal counsel on behalf of the Independent Trustees. In considering and approving the New Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed herein. The Board considered not only the specific information presented in connection with the April and May 2021 Meetings as well as the Board Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviews reports of Funds Management at each of its regular Board meetings, which includes, among other things, portfolio reviews and investment performance reports. In addition, the Board confers with portfolio managers at various times throughout the year. The Board was assisted in its evaluation of the New Agreements by independent legal counsel, from whom the Independent Trustees received separate legal advice and with whom the Independent Trustees met separately. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.
Among other information considered by the Board in connection with the Transaction was:

34  |  Government Money Market Funds

Board considerations (unaudited)
■	Information regarding the Transaction: information about the structure, financing sources and material terms and conditions of the Transaction, including the expected impact on the businesses conducted by the Advisers and by Wells Fargo Funds Distributor LLC, as the distributor of Fund shares.
■	Information regarding NewCo, GTCR and Reverence Capital: (i) information about NewCo, including information about its expected financial condition and access to capital, and senior leadership team; (ii) the experience of senior management at GTCR and Reverence Capital in acquiring portfolio companies; (iii) the plan to operationalize NewCo, including the transition of necessary infrastructure services through a transition services agreement with Wells Fargo under which Wells Fargo will continue to provide NewCo with certain services for a specified period of time after the closing; and (iv) information regarding regulatory matters, compliance, and risk management functions at NewCo, including resources to be dedicated thereto.
■	Impact of the Transaction on WFAM and Service Providers: (i) information regarding any changes to personnel and/or other resources of the Advisers as a result of the Transaction, including assurances regarding comparable and competitive compensation arrangements to attract and retain highly qualified personnel; and (ii) information about the organizational and operating structure with respect to NewCo, the Advisers and the Funds.
■	Impact of the Transaction on the Funds and their Shareholders: (i) information regarding anticipated benefits to the Funds as a result of the Transaction; (ii) a commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction; (iii) confirmation that the Advisers intend to continue to manage the Funds in a manner consistent with each Fund’s current investment objectives and principal investments strategies; and (iv) a commitment that neither NewCo nor WFAM will take any steps that would impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction.
With respect to the New Agreements, the Board considered: (i) a representation that, after the closing, all of the Funds will continue to be managed and advised by their current Advisers, and that the same portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the Transaction; (ii) information regarding the terms of the New Agreements, including changes as compared to the Current Agreements; (iii) information confirming that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements; and (iv) assurances that the Transaction is not expected to cause any diminution with respect to the nature, extent and quality of any of the services currently provided to the Funds by the Advisers as a result of the Transaction. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction.
In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders in connection with the New Agreement Approval Process, the Board considered information furnished at prior meetings of the Board and its committees, including detailed information provided in connection with the 2021 Annual Approval Process. In this regard, in connection with the 2021 Annual Approval Process, the Board received information about complex-wide and individual Fund performance, fees and expenses, including: (i) a report from an independent data provider comparing the investment performance of each Fund to the investment performance of comparable funds and benchmark indices, over various time periods; (ii) a report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds; (iii) comparative information concerning the fees charged and services provided by the Advisers to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts), if any, that employ investment strategies and techniques similar to those used in managing such Fund(s); and (iv) profitability analyses of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole.
After its deliberations, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements. The Board considered the approval of the New Agreements as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.
Nature, extent and quality of services
In connection with the 2021 Annual Approval Process, the Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Current Management Agreement, as well as, among other things, a summary of the background and experience of senior management of WFAM, of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity

Government Money Market Funds  |  35

Board considerations (unaudited)
plans, including a summary of the performance of such plans and any changes thereto during the COVID-19 pandemic, and of their approaches to data privacy and cybersecurity. The Board also received and reviewed information about Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.
In connection with the 2021 Annual Approval Process, the Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel.
In connection with the 2021 Annual Approval Process, the Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.
In connection with the New Agreement Approval Process, the Board considered, among other information, the structure of the Transaction and expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers. The Board received assurances from the Advisers that each Fund will continue to be advised by its current Advisers, and that the same individual portfolio managers of the Sub-Adviser are expected to continue to manage the Funds after the closing. The Board noted that Wells Capital Singapore would not continue as a sub-adviser to the Heritage Money Market Fund and Money Market Fund after the closing of the Transaction. With respect to the recruitment and retention of key personnel, the Board noted information from GTCR, Reverence Capital and the Advisers regarding the potential benefits for employees of joining NewCo. The Board recognized that the personnel who had been extended offers may not accept such offers and personnel changes may occur in the future in the ordinary course.
In addition, the Board considered information regarding the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services, and the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers may be subject in managing the Funds and in connection with the Transaction. The Board also considered the transition and integration plans as a result of the change in ownership of the Advisers from Wells Fargo to NewCo. The Board considered the resources and infrastructure that NewCo intends to devote to its compliance program to ensure compliance with applicable laws and regulations, as well as its risk management program and cybersecurity program. The Board also took into account assurances received from the Advisers, GTCR and Reverence Capital that the Transaction is not expected to cause any diminution in the nature, extent and quality of services provided by the Advisers to the Funds and their shareholders.
Fund investment performance and expenses
In connection with the 2021 Annual Approval Process, the Board considered the investment performance results for each Fund over various time periods ended December 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to each Fund (the “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. Where applicable, the Board received information concerning, and discussed factors contributing to, underperformance of Funds relative to the Universe and benchmark for any underperformance periods.
In connection with the 2021 Annual Approval Process, the Board also received and considered information regarding each Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year.
In connection with the New Agreement Approval Process, the Board received a commitment that WFAM will maintain fee and expense commitments for at least two years after the closing. The Board took into account each Fund’s investment performance and expense information among the factors considered in deciding to approve the New Agreements.
Investment management and sub-advisory fee rates
In connection with the 2021 Annual Approval Process, the Board reviewed and considered the contractual fee rates payable by each Fund to Funds Management under the Current Management Agreement, as well as the contractual fee rates payable by each Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board

36  |  Government Money Market Funds

Board considerations (unaudited)
also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser under the Current Sub-Advisory Agreements for investment sub-advisory services (the “Sub-Advisory Fee Rates”).
Among other information reviewed by the Board in connection with the 2021 Annual Approval Process, was a comparison of each Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the Sub-Advisory Fee Rates. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.
In connection with the 2021 Annual Approval Process, the Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients, if any, with investment strategies similar to those of each Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.
In connection with the New Agreement Approval Process, the Board noted the assurances received by it that there would be no increases to any of the Management Rates or the Sub-Advisory Fee Rates as a result of the Transaction. The Board also considered that the New Agreements do not change the computation method for calculating such fees, and there is no present intention to reduce expense waiver and reimbursement arrangements that are currently in effect. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the New Management Agreement and to the Sub-Adviser under the New Sub-Advisory Agreement was reasonable.
Profitability
In connection with the 2021 Annual Approval Process, the Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to each Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.
Funds Management reported on the methodologies and estimates used in calculating profitability in connection with the 2021 Annual Approval Process, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.
In connection with the New Agreement Approval Process, the Board received certain information about NewCo’s projected financial condition, and reviewed with senior representatives of Funds Management, GTCR and Reverence Capital the underlying assumptions on which such information was based. The Board considered that NewCo is a newly formed entity, with no historical operations, revenues or expenses, and that it is difficult to predict with any degree of certainty the future profitability of NewCo and the Advisers from advisory activities under the New Agreements. The Board considered that the fee rates payable under the New Agreements will not increase as a result of the Transaction as compared to the rates under the Current Agreements, and that the current contractual expense limitations applicable to each Fund will not increase. The Board noted that if the New Agreements are approved by shareholders and the Transaction closes, the Board will have the opportunity in the future to review the profitability of NewCo and the Advisers from advisory activities under the New Agreements.
Economies of scale
In connection with the 2021 Annual Approval Process, the Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Funds, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with Fund shareholders. The Board noted the existence of breakpoints in each Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that, in addition to management fee breakpoints, Funds Management shares potential economies of scale from its

Government Money Market Funds  |  37

Board considerations (unaudited)
management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.
In connection with the New Agreement Approval Process, the Board noted that NewCo and the Advisers may benefit from possible growth of the Funds resulting from enhanced distribution capabilities. However, the Board noted that other factors could also affect the potential for economies of scale, and that it was not possible to quantify any potential future economies of scale. Based upon the information furnished to the Board in connection with the 2021 Annual Approval Process and the New Agreement Approval Process, the Board concluded that Funds Management’s arrangements with respect to each Fund, including contractual breakpoints and expense limitation arrangements, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
“Fall-out” benefits to Funds Management and the Sub-Adviser
In connection with the 2021 Annual Approval Process, the Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Funds. The Board noted that various current affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.
In connection with the 2021 Annual Approval Process, the Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker of Wells Fargo from portfolio transactions.
In connection with the New Agreement Approval Process, the Board received information to the effect that the Transaction is not expected to have a material impact on the fall-out benefits currently realized by Funds Management and its affiliates, including the Sub-Adviser. The information reviewed by the Board also noted that several of the ancillary benefits identified for WFAM would be potential ancillary benefits for NewCo, including that the scale and reputation of the Funds might benefit NewCo’s broader reputation, product initiatives, technology investment and talent acquisition. Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits expected to be received by Funds Management and its affiliates, including NewCo and the Sub-Adviser, under the New Agreements were unreasonable.
Conclusion
At the Board Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously determined that the compensation payable to Funds Management and the Sub-Adviser under the New Agreements is reasonable, approved the New Agreements for a two-year term, and voted to recommend that Fund shareholders approve the New Agreements.

38  |  Government Money Market Funds

Board considerations (unaudited)
Board Considerations - Interim Agreements
At a meeting held on May 17-19, 2021 (the “Board Meeting”), the Boards of Trustees (each, a “Board”, and collectively, the “Boards”) of Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Global Dividend Opportunity Fund, Wells Fargo Income Opportunities Fund, Wells Fargo Multi-Sector Income Fund and Wells Fargo Utilities and High Income Fund (each a “Trust”, and the series thereof, a “Fund”) reviewed and approved for the Trusts and Funds, as applicable: (i) interim investment management agreements (the “Interim Management Agreements”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) interim investment advisory agreements (the “Interim Advisory Agreements”) with Funds Management; and (iii) interim sub-advisory agreements (the “Interim Sub-Advisory Agreements”) with each of Cooke & Bieler, L.P., Galliard Capital Management LLC (“Galliard”), Peregrine Capital Management Inc., Wells Capital Management, LLC (“WellsCap”), and Wells Fargo Asset Management (International) Limited (“WFAMI”, and collectively, the “Sub-Advisers”). Each Trustee on the Board is not an “interested person” (as defined in the Investment Company Act of 1940 (the “1940 Act”) of the Funds (collectively, the “Independent Trustees”). The Interim Management Agreements, Interim Advisory Agreements, and Interim Sub-Advisory Agreements are collectively referred to as the “Interim Advisory Agreements.”
At the Board Meeting, the Boards reviewed and approved the continuation of existing investment management, advisory and sub-advisory agreements (the “Current Advisory Agreements”) for each Trust and Fund, as applicable. The factors considered and conclusions reached by the Boards in approving the Current Advisory Agreements are summarized in the section entitled “Board Considerations – Current Agreements” of this shareholder report. The Boards noted that Wells Fargo & Company has entered into a definitive agreement to sell Wells Fargo Asset Management (“WFAM”), which includes Funds Management, Galliard, WellsCap and WFAMI (the “Affiliated Sub-Advisers”), to a holding company affiliated with private funds of GTCR LLC and Reverence Capital Partners, L.P. (the “Transaction”). The Boards further noted that the Transaction would result in a change-of-control of Funds Management and the Affiliated Sub-Advisers, which would be considered to be an “assignment” under the 1940 Act that would terminate the Current Advisory Agreements. At the Board Meeting, the Boards also reviewed and approved new investment management, advisory and sub-advisory agreements (the “New Advisory Agreements”) for each Trust and Fund, as applicable, that would replace the Current Advisory Agreements upon consummation of the Transaction, subject to approval of the New Advisory Agreements by the applicable Trust’s or Fund’s shareholders. The factors considered and conclusions reached by the Boards in approving the New Advisory Agreements are summarized in the section entitled “Board Considerations – New Agreements” of this shareholder report.
At the Board Meeting, the Boards also approved the Interim Advisory Agreements, which will go into effect for a Trust or Fund only in the event that shareholders of such Trust or Fund do not approve the New Advisory Agreement(s) for the Trust or Fund by the closing date of the Transaction, when the Current Advisory Agreements will terminate. The Board noted that, in such a circumstance, the Interim Advisory Agreements will permit continuity of management by allowing Funds Management and the Sub-Advisers to continue providing services to the Trust or Fund pursuant to the Interim Advisory Agreements while the Trust or Fund continues to solicit shareholder approval of such New Advisory Agreement(s). The Boards noted that the terms of the Interim Advisory Agreements are identical to those of the Current Advisory Agreements, except for the term and the addition of escrow provisions with respect to the advisory fees. The Boards also noted that the entities that would service the Funds and Trusts under the Interim Advisory Agreements are identical to those that provide services under the Current Advisory Agreements and those that will provide services under the New Advisory Agreements.
In approving the Interim Advisory Agreements, the Boards considered the same factors and reached the same conclusions as they considered and reached with respect to the Boards’ approvals of the Current Advisory Agreements and New Advisory Agreements, as applicable, which are described in separate Board Consideration sections within this shareholder report. Prior to the Board Meeting, including at a series of meetings held in April and May 2021, the Trustees conferred extensively among themselves and with senior representatives of Funds Management, GTCR LLC and Reverence Capital Partners, L.P. about the Interim Advisory Agreements and related matters. The Independent Trustees were assisted in their evaluation of the Interim Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.
At the Board Meeting, after considering the factors and reaching the conclusions described in the separate Board Consideration sections within this shareholder report, the Boards unanimously determined that the compensation payable to Funds Management and to each Sub-Adviser under each of the Interim Advisory Agreements was reasonable, and approved the Interim Advisory Agreements.

Government Money Market Funds  |  39

For more information
More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Wells Fargo Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: wfam.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-866-765-0778
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund's website at wfam.com. Read the prospectus carefully before you invest or send money.
Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management, LLC and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
 INVESTMENT PRODUCTS: NOT FDIC INSURED  ■  NO BANK GUARANTEE  ■  MAY LOSE VALUE
© 2021 Wells Fargo & Company. All rights reserved.
PAR-0821-00203 09-21
SA314/SAR314 07-21

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust
By:
/s/ Andrew Owen
Andrew Owen
President
Date:	September 27, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust
By:
/s/ Andrew Owen
Andrew Owen
President
Date:	September 27, 2021
By:
/s/ Jeremy DePalma
Jeremy DePalma
Treasurer
Date:	September 27, 2021